UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Behavioral Advantage Large Cap Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI European Equity Dividend Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Managed Volatility Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI Ultra Micro Cap Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—73.0%

AllianzGI Best Styles International Equity (a)(g)	96,609	$1,496,467
AllianzGI Best Styles U.S. Equity (a)(g)	349,938	5,392,539
AllianzGI Emerging Markets Consumer (a)(b)(e)	51,348	756,358
AllianzGI Global Natural Resources (a)(b)	31,463	555,958
AllianzGI International Managed Volatility (a)(b)	12,836	187,660
AllianzGI NFJ Mid-Cap Value (a)(b)	13,557	374,588
AllianzGI Short Duration High Income (a)(b)	228,577	3,565,804
AllianzGI U.S. Managed Volatility (a)(b)	11,970	181,580
AllianzGI U.S. Small-Cap Growth (a)(b)	21,570	369,704
PIMCO Commodity RealReturn Strategy (a)(b)	206,918	935,267
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	86,228	943,335
PIMCO Income (a)(b)	437,926	5,421,520
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	113,827	949,313
PIMCO Long-Term Credit (a)(b)	71,496	950,893
PIMCO Mortgage Opportunities (a)(b)	269,025	2,996,940
PIMCO TRENDS Managed Futures Strategy (a)(b)	102,479	1,145,713
Templeton Frontier Markets (d)	32,113	447,019
Voya Global Real Estate (c)	26,160	553,280
Wells Fargo Advantage Short-Term High Yield Bond (f)	22,332	181,780

Total Mutual Funds (cost—$27,097,840)		27,405,718

EXCHANGE-TRADED FUNDS—25.5%

iShares MSCI Spain Capped	8,508	297,525
PIMCO 1-5 Year U.S. TIPS Index (a)	20,631	1,075,700
PIMCO 15+ Year U.S. TIPS Index (a)	17,030	1,173,878
PIMCO Broad U.S. TIPS Index (a)	121,571	7,052,334

Total Exchange-Traded Funds (cost—$9,603,376)		9,599,437

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	44	4,220
American Capital Agency Corp.	210	4,501
American Realty Capital Properties, Inc.	549	5,386
American Tower Corp.	235	23,298
Annaly Capital Management, Inc.	571	6,064
AvalonBay Communities, Inc.	79	13,299
Boston Properties, Inc.	91	12,504
Camden Property Trust	52	3,785
Crown Castle International Corp.	198	17,089
DDR Corp.	215	4,072
Digital Realty Trust, Inc.	81	5,377
Duke Realty Corp.	196	4,187
Equity Residential	216	16,639
Essex Property Trust, Inc.	38	8,452
Extra Space Storage, Inc.	66	4,341
Federal Realty Investment Trust	40	5,681
General Growth Properties, Inc.	523	15,172
HCP, Inc.	275	11,649
Health Care REIT, Inc.	195	15,036
Host Hotels & Resorts, Inc.	447	9,387

	Shares	Value*

Kimco Realty Corp.	238	$6,255
Liberty Property Trust	85	3,164
Macerich Co.	94	7,863
Plum Creek Timber Co., Inc.	103	4,474
Prologis, Inc.	302	12,898
Public Storage	103	20,314
Realty Income Corp.	134	6,708
Regency Centers Corp.	56	3,675
Simon Property Group, Inc.	185	35,217
SL Green Realty Corp.	58	7,362
Starwood Property Trust, Inc.	137	3,343
UDR, Inc.	148	4,727
Urban Edge Properties	55	1,317
Ventas, Inc.	174	12,958
Vornado Realty Trust	111	12,214
Weyerhaeuser Co.	314	11,025
WP Carey, Inc.	60	4,115

		347,768

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	193	6,612
Howard Hughes Corp. (e)	24	3,595
Jones Lang LaSalle, Inc.	27	4,354
Realogy Holdings Corp. (e)	89	4,094

		18,655

Total Common Stock (cost—$356,094)		366,423

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 2/27/15, 1.75%, due 3/2/15, proceeds $170,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $178,200 including accrued interest (cost—$170,000)	$170	170,000

Total Investments (cost—$37,227,310)—100.0%		37,541,578

Liabilities in excess of other assets—(0.0)%		(6,054)

Net Assets—100.0%		$37,535,524

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—73.4%

AllianzGI Best Styles International Equity (a)(g)	191,177	$2,961,326
AllianzGI Best Styles U.S. Equity (a)(g)	633,258	9,758,506
AllianzGI Emerging Markets Consumer (a)(b)(e)	88,120	1,298,011
AllianzGI Global Natural Resources (a)(b)	54,311	959,684
AllianzGI International Managed Volatility (a)(b)	22,075	322,737
AllianzGI NFJ Mid-Cap Value (a)(b)	32,412	895,547
AllianzGI Short Duration High Income (a)(b)	399,365	6,230,094
AllianzGI U.S. Managed Volatility (a)(b)	41,710	632,742
AllianzGI U.S. Small-Cap Growth (a)(b)	49,251	844,154
PIMCO Commodity RealReturn Strategy (a)(b)	435,847	1,970,027
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	150,195	1,643,133
PIMCO Income (a)(b)	675,424	8,361,753
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	176,373	1,470,947
PIMCO Long-Term Credit (a)(b)	108,435	1,442,184
PIMCO Mortgage Opportunities (a)(b)	437,842	4,877,558
PIMCO TRENDS Managed Futures Strategy (a)(b)	176,559	1,973,932
Templeton Frontier Markets (d)	78,453	1,092,060
Voya Global Real Estate (c)	45,825	969,198
Wells Fargo Advantage Short-Term High Yield Bond (f)	40,326	328,258

Total Mutual Funds (cost—$47,659,271)		48,031,851

EXCHANGE-TRADED FUNDS—25.0%

iShares MSCI Spain Capped	21,105	738,042
PIMCO 1-5 Year U.S. TIPS Index (a)	37,058	1,932,204
PIMCO 15+ Year U.S. TIPS Index (a)	29,369	2,024,405
PIMCO Broad U.S. TIPS Index (a)	201,728	11,702,241

Total Exchange-Traded Funds (cost—$16,430,845)		16,396,892

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	82	7,865
American Capital Agency Corp.	391	8,381
American Realty Capital Properties, Inc.	1,020	10,006
American Tower Corp.	437	43,324
Annaly Capital Management, Inc.	1,060	11,257
AvalonBay Communities, Inc.	148	24,914
Boston Properties, Inc.	169	23,222
Camden Property Trust	97	7,061
Crown Castle International Corp.	368	31,762
DDR Corp.	399	7,557
Digital Realty Trust, Inc.	150	9,957
Duke Realty Corp.	364	7,775

	Shares	Value*

Equity Residential	401	$30,889
Essex Property Trust, Inc.	70	15,570
Extra Space Storage, Inc.	123	8,091
Federal Realty Investment Trust	74	10,510
General Growth Properties, Inc.	971	28,169
HCP, Inc.	511	21,646
Health Care REIT, Inc.	362	27,914
Host Hotels & Resorts, Inc.	829	17,409
Kimco Realty Corp.	442	11,616
Liberty Property Trust	158	5,881
Macerich Co.	176	14,722
Plum Creek Timber Co., Inc.	191	8,297
Prologis, Inc.	560	23,918
Public Storage	191	37,669
Realty Income Corp.	249	12,465
Regency Centers Corp.	104	6,826
Simon Property Group, Inc.	344	65,484
SL Green Realty Corp.	107	13,582
Starwood Property Trust, Inc.	254	6,198
UDR, Inc.	276	8,815
Urban Edge Properties	103	2,466
Ventas, Inc.	324	24,128
Vornado Realty Trust	207	22,778
Weyerhaeuser Co.	584	20,504
WP Carey, Inc.	112	7,681

		646,309

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	358	12,265
Howard Hughes Corp. (e)	45	6,741
Jones Lang LaSalle, Inc.	50	8,062
Realogy Holdings Corp. (e)	166	7,636

		34,704

Total Common Stock (cost—$661,819)		681,013

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $371,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $381,094 including accrued interest (cost—$371,000)	$371	371,000

Total Investments (cost—$65,122,935)—100.0%		65,480,756

Liabilities in excess of other assets—(0.0)%		(16,646)

Net Assets—100.0%		$65,464,110

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—76.9%

AllianzGI Best Styles International Equity (a)(g)	225,144	$3,487,476
AllianzGI Best Styles U.S. Equity (a)(g)	671,031	10,340,581
AllianzGI Emerging Markets Consumer (a)(b)(e)	93,554	1,378,051
AllianzGI Global Natural Resources (a)(b)	77,058	1,361,609
AllianzGI International Managed Volatility (a)(b)	23,937	349,965
AllianzGI International Small-Cap (a)(b)	38,790	1,403,795
AllianzGI NFJ Mid-Cap Value (a)(b)	38,082	1,052,202
AllianzGI Short Duration High Income (a)(b)	421,839	6,580,685
AllianzGI U.S. Managed Volatility (a)(b)	67,279	1,020,623
AllianzGI U.S. Small-Cap Growth (a)(b)	60,689	1,040,217
PIMCO Commodity RealReturn Strategy (a)(b)	456,082	2,061,489
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	159,256	1,742,262
PIMCO Income (a)(b)	716,130	8,865,693
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	221,381	1,846,316
PIMCO Long-Term Credit (a)(b)	79,226	1,053,702
PIMCO Mortgage Opportunities (a)(b)	434,809	4,843,770
PIMCO TRENDS Managed Futures Strategy (a)(b)	220,723	2,467,686
Templeton Frontier Markets (d)	88,999	1,238,860
Voya Global Real Estate (c)	48,319	1,021,956
Wells Fargo Advantage Short-Term High Yield Bond (f)	41,589	338,536

Total Mutual Funds (cost—$53,093,192)		53,495,474

EXCHANGE-TRADED FUNDS—21.6%

iShares MSCI Spain Capped	25,904	905,863
PIMCO 1-5 Year U.S. TIPS Index (a)	25,695	1,339,737
PIMCO 15+ Year U.S. TIPS Index (a)	26,220	1,807,345
PIMCO Broad U.S. TIPS Index (a)	188,706	10,946,835

Total Exchange-Traded Funds (cost—$15,045,005)		14,999,780

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	81	7,769
American Capital Agency Corp.	388	8,317
American Realty Capital Properties, Inc.	1,012	9,928
American Tower Corp.	434	43,027
Annaly Capital Management, Inc.	1,052	11,172
AvalonBay Communities, Inc.	146	24,578
Boston Properties, Inc.	168	23,085
Camden Property Trust	96	6,988
Crown Castle International Corp.	366	31,589
DDR Corp.	396	7,500
Digital Realty Trust, Inc.	149	9,891
Duke Realty Corp.	361	7,711
Equity Residential	398	30,658
Essex Property Trust, Inc.	70	15,570
Extra Space Storage, Inc.	122	8,025
Federal Realty Investment Trust	73	10,368
General Growth Properties, Inc.	963	27,937
HCP, Inc.	507	21,476

	Shares	Value*

Health Care REIT, Inc.	360	$27,760
Host Hotels & Resorts, Inc.	823	17,283
Kimco Realty Corp.	439	11,537
Liberty Property Trust	157	5,843
Macerich Co.	174	14,555
Plum Creek Timber Co., Inc.	189	8,210
Prologis, Inc.	556	23,747
Public Storage	189	37,274
Realty Income Corp.	247	12,365
Regency Centers Corp.	103	6,760
Simon Property Group, Inc.	341	64,913
SL Green Realty Corp.	107	13,581
Starwood Property Trust, Inc.	252	6,149
UDR, Inc.	274	8,751
Urban Edge Properties	102	2,442
Ventas, Inc.	321	23,905
Vornado Realty Trust	205	22,558
Weyerhaeuser Co.	579	20,329
WP Carey, Inc.	111	7,612

		641,163

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	355	12,162
Howard Hughes Corp. (e)	45	6,741
Jones Lang LaSalle, Inc.	49	7,901
Realogy Holdings Corp. (e)	165	7,590

		34,394

Total Common Stock (cost—$656,513)		675,557

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 2/27/15, 1.75%, due 3/2/15, proceeds $481,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $495,000 including accrued interest (cost—$481,000)	$481	481,000

Total Investments (cost—$69,275,710)—100.2%		69,651,811

Liabilities in excess of other assets—(0.2)%		(130,511)

Net Assets—100.0%		$69,521,300

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—81.4%

AllianzGI Best Styles International Equity (a)(g)	286,984	$4,445,378
AllianzGI Best Styles U.S. Equity (a)(g)	681,245	10,497,980
AllianzGI Emerging Markets Consumer (a)(b)(e)	92,806	1,367,026
AllianzGI Emerging Markets Opportunities (a)(b)	25,787	689,017
AllianzGI Global Natural Resources (a)(b)	75,769	1,338,847
AllianzGI International Managed Volatility (a)(b)	23,292	340,525
AllianzGI International Small-Cap (a)(b)	37,954	1,373,559
AllianzGI NFJ Mid-Cap Value (a)(b)	44,258	1,222,855
AllianzGI Short Duration High Income (a)(b)	417,008	6,505,319
AllianzGI Ultra Micro Cap (a)(b)	13,626	345,289
AllianzGI U.S. Managed Volatility (a)(b)	89,519	1,357,998
AllianzGI U.S. Small-Cap Growth (a)(b)	67,624	1,159,068
PIMCO CommoditiesPLUS® Strategy (a)(b)	90,444	701,846
PIMCO Commodity RealReturn Strategy (a)(b)	452,477	2,045,195
PIMCO EqS Long/Short (a)(b)	112,796	1,350,164
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	157,136	1,719,072
PIMCO Income (a)(b)	637,551	7,892,884
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	248,503	2,072,519
PIMCO Long-Term Credit (a)(b)	77,360	1,028,882
PIMCO Mortgage Opportunities (a)(b)	245,146	2,730,931
PIMCO TRENDS Managed Futures Strategy (a)(b)	216,594	2,421,519
Templeton Frontier Markets (d)	96,888	1,348,675
Voya Global Real Estate (c)	63,565	1,344,404
Wells Fargo Advantage Short-Term High Yield Bond (f)	40,546	330,044

Total Mutual Funds (cost—$54,587,584)		55,628,996

EXCHANGE-TRADED FUNDS—17.3%

iShares MSCI Spain Capped	29,153	1,019,480
PIMCO 15+ Year U.S. TIPS Index (a)	25,868	1,783,081
PIMCO Broad U.S. TIPS Index (a)	156,149	9,058,204

Total Exchange-Traded Funds (cost—$11,946,629)		11,860,765

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	82	7,865
American Capital Agency Corp.	392	8,403
American Realty Capital Properties, Inc.	1,022	10,026
American Tower Corp.	439	43,523
Annaly Capital Management, Inc.	1,063	11,289
AvalonBay Communities, Inc.	148	24,914
Boston Properties, Inc.	170	23,360
Camden Property Trust	97	7,061
Crown Castle International Corp.	369	31,848
DDR Corp.	400	7,576
Digital Realty Trust, Inc.	151	10,023
Duke Realty Corp.	365	7,796
Equity Residential	402	30,966
Essex Property Trust, Inc.	70	15,570
Extra Space Storage, Inc.	124	8,157
Federal Realty Investment Trust	74	10,510
General Growth Properties, Inc.	973	28,227

	Shares	Value*

HCP, Inc.	512	$21,688
Health Care REIT, Inc.	363	27,991
Host Hotels & Resorts, Inc.	831	17,451
Kimco Realty Corp.	443	11,642
Liberty Property Trust	159	5,918
Macerich Co.	176	14,722
Plum Creek Timber Co., Inc.	191	8,297
Prologis, Inc.	561	23,960
Public Storage	191	37,669
Realty Income Corp.	249	12,465
Regency Centers Corp.	104	6,826
Simon Property Group, Inc.	345	65,674
SL Green Realty Corp.	108	13,709
Starwood Property Trust, Inc.	255	6,222
UDR, Inc.	277	8,847
Urban Edge Properties	103	2,466
Ventas, Inc.	325	24,203
Vornado Realty Trust	207	22,778
Weyerhaeuser Co.	585	20,539
WP Carey, Inc.	112	7,681

		647,862

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	359	12,299
Howard Hughes Corp. (e)	46	6,890
Jones Lang LaSalle, Inc.	50	8,063
Realogy Holdings Corp. (e)	166	7,636

		34,888

Total Common Stock (cost—$663,499)		682,750

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $192,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $198,169 including accrued interest (cost—$192,000)	$192	192,000

Total Investments (cost—$67,389,712)—100.0%		68,364,511

Liabilities in excess of other assets—(0.0)%		(17,222)

Net Assets—100.0%		$68,347,289

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—84.9%

AllianzGI Best Styles International Equity (a)(f)	269,392	$4,172,888
AllianzGI Best Styles U.S. Equity (a)(f)	588,894	9,074,854
AllianzGI Emerging Markets Consumer (a)(b)(e)	75,581	1,113,310
AllianzGI Emerging Markets Opportunities (a)(b)	31,241	834,753
AllianzGI Global Natural Resources (a)(b)	61,576	1,088,039
AllianzGI International Managed Volatility (a)(b)	38,270	559,514
AllianzGI International Small-Cap (a)(b)	30,948	1,120,007
AllianzGI NFJ Mid-Cap Value (a)(b)	40,449	1,117,598
AllianzGI Short Duration High Income (a)(b)	302,219	4,714,620
AllianzGI Ultra Micro Cap (a)(b)	28,777	729,213
AllianzGI U.S. Managed Volatility (a)(b)	126,529	1,919,446
AllianzGI U.S. Small-Cap Growth (a)(b)	74,748	1,281,188
PIMCO CommoditiesPLUS® Strategy (a)(b)	105,466	818,417
PIMCO Commodity RealReturn Strategy (a)(b)	435,321	1,967,653
PIMCO EqS Long/Short (a)(b)	114,422	1,369,636
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	101,530	1,110,733
PIMCO Income (a)(b)	470,163	5,820,616
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	235,854	1,967,026
PIMCO Long-Term Credit (a)(b)	54,717	727,741
PIMCO Mortgage Opportunities (a)(b)	123,748	1,378,555
PIMCO TRENDS Managed Futures Strategy (a)(b)	175,892	1,966,472
Templeton Frontier Markets (d)	82,744	1,151,794
Voya Global Real Estate (c)	51,342	1,085,873

Total Mutual Funds (cost—$46,418,071)		47,089,946

EXCHANGE-TRADED FUNDS—13.6%

iShares MSCI Spain Capped	31,744	1,110,087
PIMCO 15+ Year U.S. TIPS Index (a)	16,714	1,152,096
PIMCO Broad U.S. TIPS Index (a)	91,193	5,290,106

Total Exchange-Traded Funds (cost—$7,652,973)		7,552,289

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	64	6,138
American Capital Agency Corp.	309	6,623
American Realty Capital Properties, Inc.	806	7,907
American Tower Corp.	346	34,302
Annaly Capital Management, Inc.	838	8,900
AvalonBay Communities, Inc.	116	19,527
Boston Properties, Inc.	134	18,413
Camden Property Trust	76	5,532
Crown Castle International Corp.	291	25,116
DDR Corp.	315	5,966
Digital Realty Trust, Inc.	119	7,899
Duke Realty Corp.	287	6,130
Equity Residential	317	24,419
Essex Property Trust, Inc.	55	12,234
Extra Space Storage, Inc.	97	6,381
Federal Realty Investment Trust	58	8,238
General Growth Properties, Inc.	767	22,251

	Shares	Value*

HCP, Inc.	403	$17,071
Health Care REIT, Inc.	286	22,053
Host Hotels & Resorts, Inc.	655	13,755
Kimco Realty Corp.	349	9,172
Liberty Property Trust	125	4,653
Macerich Co.	139	11,627
Plum Creek Timber Co., Inc.	151	6,559
Prologis, Inc.	442	18,878
Public Storage	151	29,780
Realty Income Corp.	196	9,812
Regency Centers Corp.	82	5,382
Simon Property Group, Inc.	272	51,778
SL Green Realty Corp.	85	10,789
Starwood Property Trust, Inc.	201	4,904
UDR, Inc.	218	6,963
Urban Edge Properties	81	1,939
Ventas, Inc.	256	19,064
Vornado Realty Trust	163	17,937
Weyerhaeuser Co.	461	16,186
WP Carey, Inc.	88	6,035

		510,313

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	283	9,696
Howard Hughes Corp. (e)	36	5,392
Jones Lang LaSalle, Inc.	39	6,289
Realogy Holdings Corp. (e)	131	6,026

		27,403

Total Common Stock (cost—$522,558)		537,716

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $265,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $272,250 including accrued interest (cost—$265,000)	$265	265,000

Total Investments (cost—$54,858,602)—100.0%		55,444,951

Liabilities in excess of other assets—(0.0)%		(7,969)

Net Assets—100.0%		$55,436,982

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—91.0%
AllianzGI Best Styles International Equity (a)(f)	255,108	$3,951,622
AllianzGI Best Styles U.S. Equity (a)(f)	488,648	7,530,062
AllianzGI Emerging Markets Consumer (a)(b)(e)	59,068	870,077
AllianzGI Emerging Markets Opportunities (a)(b)	32,553	869,804
AllianzGI Global Natural Resources (a)(b)	48,037	848,818
AllianzGI International Managed Volatility (a)(b)	59,594	871,266
AllianzGI International Small-Cap (a)(b)	30,766	1,113,439
AllianzGI NFJ Mid-Cap Value (a)(b)	31,536	871,350
AllianzGI Short Duration High Income (a)(b)	222,302	3,467,911
AllianzGI Ultra Micro Cap (a)(b)	26,600	674,044
AllianzGI U.S. Managed Volatility (a)(b)	127,140	1,928,716
AllianzGI U.S. Small-Cap Growth (a)(b)	64,355	1,103,038
PIMCO CommoditiesPLUS® Strategy (a)(b)	81,670	633,758
PIMCO Commodity RealReturn Strategy (a)(b)	409,426	1,850,608
PIMCO EqS Long/Short (a)(b)	107,932	1,291,942
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	79,353	868,123
PIMCO Income (a)(b)	321,955	3,985,804
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	241,723	2,015,971
PIMCO Long-Term Credit (a)(b)	39,483	525,122
PIMCO Mortgage Opportunities (a)(b)	77,372	861,922
PIMCO TRENDS Managed Futures Strategy (a)(b)	157,134	1,756,758
Templeton Frontier Markets (d)	70,828	985,921
Voya Global Real Estate (c)	40,124	848,613

Total Mutual Funds (cost—$38,722,719)		39,724,689

EXCHANGE-TRADED FUNDS—7.1%

iShares MSCI Spain Capped	25,582	894,603
PIMCO 15+ Year U.S. TIPS Index (a)	9,797	675,307
PIMCO Broad U.S. TIPS Index (a)	26,538	1,539,469

Total Exchange-Traded Funds (cost—$3,189,121)		3,109,379

COMMON STOCK—1.1%

Real Estate Investment Trust—1.0%
Alexandria Real Estate Equities, Inc.	54	5,179
American Capital Agency Corp.	260	5,573
American Realty Capital Properties, Inc.	677	6,641
American Tower Corp.	291	28,850
Annaly Capital Management, Inc.	704	7,477
AvalonBay Communities, Inc.	98	16,497
Boston Properties, Inc.	112	15,390
Camden Property Trust	64	4,659
Crown Castle International Corp.	245	21,146
DDR Corp.	265	5,019
Digital Realty Trust, Inc.	100	6,638
Duke Realty Corp.	242	5,169
Equity Residential	266	20,490
Essex Property Trust, Inc.	47	10,454
Extra Space Storage, Inc.	82	5,394
Federal Realty Investment Trust	49	6,959
General Growth Properties, Inc.	645	18,711

	Shares	Value*

HCP, Inc.	339	$14,360
Health Care REIT, Inc.	241	18,584
Host Hotels & Resorts, Inc.	551	11,571
Kimco Realty Corp.	294	7,726
Liberty Property Trust	105	3,908
Macerich Co.	117	9,787
Plum Creek Timber Co., Inc.	127	5,517
Prologis, Inc.	372	15,888
Public Storage	127	25,047
Realty Income Corp.	165	8,260
Regency Centers Corp.	69	4,528
Simon Property Group, Inc.	228	43,402
SL Green Realty Corp.	71	9,012
Starwood Property Trust, Inc.	169	4,124
UDR, Inc.	183	5,845
Urban Edge Properties	68	1,628
Ventas, Inc.	215	16,011
Vornado Realty Trust	137	15,076
Weyerhaeuser Co.	388	13,623
WP Carey, Inc.	74	5,075

		429,218

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	238	8,154
Howard Hughes Corp. (e)	30	4,494
Jones Lang LaSalle, Inc.	33	5,321
Realogy Holdings Corp. (e)	110	5,060

		23,029

Total Common Stock (cost—$439,493)		452,247

	Principal Amount (000s)

Repurchase Agreements—0.6%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $243,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $248,981 including accrued interest (cost—$243,000)	$243	243,000

Total Investments (cost—$42,594,333)—99.8%		43,529,315

Other assets less liabilities—0.2%		108,535

Net Assets—100.0%		$43,637,850

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—91.4%

AllianzGI Best Styles International Equity (a)(f)	189,178	$2,930,373
AllianzGI Best Styles U.S. Equity (a)(f)	322,350	4,967,407
AllianzGI Emerging Markets Consumer (a)(b)(e)	54,809	807,334
AllianzGI Emerging Markets Opportunities (a)(b)	25,492	681,140
AllianzGI Global Natural Resources (a)(b)	32,711	577,998
AllianzGI International Managed Volatility (a)(b)	47,849	699,559
AllianzGI International Small-Cap (a)(b)	28,336	1,025,466
AllianzGI NFJ Mid-Cap Value (a)(b)	26,362	728,391
AllianzGI Short Duration High Income (a)(b)	42,664	665,559
AllianzGI Ultra Micro Cap (a)(b)	16,453	416,919
AllianzGI U.S. Managed Volatility (a)(b)	105,320	1,597,710
AllianzGI U.S. Small-Cap Growth (a)(b)	45,559	780,881
PIMCO CommoditiesPLUS® Strategy (a)(b)	62,668	486,306
PIMCO Commodity RealReturn Strategy (a)(b)	267,181	1,207,658
PIMCO EqS Long/Short (a)(b)	67,427	807,107
PIMCO Income (a)(b)	200,160	2,477,980
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	204,917	1,709,008
PIMCO Long-Term Credit (a)(b)	19,900	264,673
PIMCO TRENDS Managed Futures Strategy (a)(b)	95,410	1,066,682
Templeton Frontier Markets (d)	47,536	661,706
Voya Global Real Estate (c)	25,739	544,382

Total Mutual Funds (cost—$24,548,395)		25,104,239

EXCHANGE-TRADED FUNDS—7.1%

iShares MSCI Spain Capped	15,843	554,030
PIMCO 15+ Year U.S. TIPS Index (a)	4,116	283,716
PIMCO Broad U.S. TIPS Index (a)	19,116	1,108,919

Total Exchange-Traded Funds (cost—$1,999,183)		1,946,665

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	32	3,069
American Capital Agency Corp.	153	3,280
American Realty Capital Properties, Inc.	398	3,904
American Tower Corp.	171	16,953
Annaly Capital Management, Inc.	414	4,397
AvalonBay Communities, Inc.	57	9,595
Boston Properties, Inc.	66	9,069
Camden Property Trust	38	2,766
Crown Castle International Corp.	144	12,429
DDR Corp.	156	2,955
Digital Realty Trust, Inc.	58	3,850
Duke Realty Corp.	142	3,033
Equity Residential	157	12,094
Essex Property Trust, Inc.	27	6,006
Extra Space Storage, Inc.	48	3,157
Federal Realty Investment Trust	29	4,119
General Growth Properties, Inc.	379	10,995
HCP, Inc.	199	8,430

	Shares	Value*

Health Care REIT, Inc.	141	$10,872
Host Hotels & Resorts, Inc.	324	6,804
Kimco Realty Corp.	173	4,546
Liberty Property Trust	62	2,308
Macerich Co.	68	5,688
Plum Creek Timber Co., Inc.	74	3,215
Prologis, Inc.	219	9,353
Public Storage	74	14,594
Realty Income Corp.	97	4,856
Regency Centers Corp.	40	2,625
Simon Property Group, Inc.	134	25,508
SL Green Realty Corp.	42	5,331
Starwood Property Trust, Inc.	99	2,416
UDR, Inc.	108	3,449
Urban Edge Properties	40	958
Ventas, Inc.	126	9,383
Vornado Realty Trust	81	8,913
Weyerhaeuser Co.	228	8,005
WP Carey, Inc.	43	2,949

		251,874

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	140	4,796
Howard Hughes Corp. (e)	17	2,547
Jones Lang LaSalle, Inc.	19	3,064
Realogy Holdings Corp. (e)	65	2,990

		13,397

Total Common Stock (cost—$257,804)		265,271

	Principal Amount (000s)

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $137,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $143,550 including accrued interest (cost—$137,000)	$137	137,000

Total Investments (cost—$26,942,382)—100.0%		27,453,175

Other assets less liabilities—0.0%		8,246

Net Assets—100.0%		$27,461,421

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2050 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—91.9%
AllianzGI Best Styles International Equity (a)(f)	157,925	$2,446,252
AllianzGI Best Styles U.S. Equity (a)(f)	273,285	4,211,326
AllianzGI Emerging Markets Consumer (a)(b)(e)	45,228	666,201
AllianzGI Emerging Markets Opportunities (a)(b)	24,983	667,554
AllianzGI Global Natural Resources (a)(b)	31,629	558,882
AllianzGI International Managed Volatility (a)(b)	45,689	667,979
AllianzGI International Small-Cap (a)(b)	24,804	897,656
AllianzGI NFJ Mid-Cap Value (a)(b)	22,453	620,374
AllianzGI Ultra Micro Cap (a)(b)	16,008	405,649
AllianzGI U.S. Managed Volatility (a)(b)	102,612	1,556,618
AllianzGI U.S. Small-Cap Growth (a)(b)	38,658	662,602
PIMCO CommoditiesPLUS® Strategy (a)(b)	58,528	454,177
PIMCO Commodity RealReturn Strategy (a)(b)	249,135	1,126,089
PIMCO EqS Long/Short (a)(b)	55,417	663,341
PIMCO Income (a)(b)	112,130	1,388,172
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	163,602	1,364,440
PIMCO Long-Term Credit (a)(b)	16,452	218,809
PIMCO TRENDS Managed Futures Strategy (a)(b)	80,701	902,240
Templeton Frontier Markets (d)	39,712	552,789
Voya Global Real Estate (c)	21,089	446,027

Total Mutual Funds (cost—$19,705,765)		20,477,177

EXCHANGE-TRADED FUNDS—6.5%

iShares MSCI Spain Capped	12,580	439,923
PIMCO 15+ Year U.S. TIPS Index (a)	3,304	227,745
PIMCO Broad U.S. TIPS Index (a)	13,426	778,842

Total Exchange-Traded Funds (cost—$1,486,707)		1,446,510

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%
Alexandria Real Estate Equities, Inc.	25	2,398
American Capital Agency Corp.	122	2,615
American Realty Capital Properties, Inc.	319	3,129
American Tower Corp.	137	13,582
Annaly Capital Management, Inc.	332	3,526
AvalonBay Communities, Inc.	46	7,744
Boston Properties, Inc.	53	7,283
Camden Property Trust	30	2,184
Crown Castle International Corp.	115	9,926
DDR Corp.	125	2,367
Digital Realty Trust, Inc.	47	3,120
Duke Realty Corp.	114	2,435
Equity Residential	125	9,629
Essex Property Trust, Inc.	22	4,893
Extra Space Storage, Inc.	38	2,500
Federal Realty Investment Trust	23	3,267
General Growth Properties, Inc.	304	8,819
HCP, Inc.	160	6,777

	Shares	Value*

Health Care REIT, Inc.	113	$8,713
Host Hotels & Resorts, Inc.	260	5,460
Kimco Realty Corp.	138	3,627
Liberty Property Trust	49	1,824
Macerich Co.	55	4,601
Plum Creek Timber Co., Inc.	59	2,563
Prologis, Inc.	175	7,474
Public Storage	59	11,636
Realty Income Corp.	78	3,905
Regency Centers Corp.	32	2,100
Simon Property Group, Inc.	107	20,368
SL Green Realty Corp.	33	4,189
Starwood Property Trust, Inc.	79	1,928
UDR, Inc.	86	2,747
Urban Edge Properties	32	766
Ventas, Inc.	101	7,521
Vornado Realty Trust	65	7,152
Weyerhaeuser Co.	183	6,425
WP Carey, Inc.	35	2,400

		201,593

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	112	3,837
Howard Hughes Corp. (e)	14	2,097
Jones Lang LaSalle, Inc.	15	2,419
Realogy Holdings Corp. (e)	52	2,392

		10,745

Total Common Stock (cost—$206,316)		212,338

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $218,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $222,750 including accrued interest (cost—$218,000)	$218	218,000

Total Investments (cost—$21,616,788)—100.4%		22,354,025

Liabilities in excess of other assets—(0.4)%		(84,779)

Net Assets—100.0%		$22,269,246

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2055 Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—93.9%
AllianzGI Best Styles International Equity (a)(f)	57,906	$896,959
AllianzGI Best Styles U.S. Equity (a)(f)	105,354	1,623,507
AllianzGI Emerging Markets Consumer (a)(b)(e)	16,477	242,711
AllianzGI Emerging Markets Opportunities (a)(b)	9,081	242,636
AllianzGI Global Natural Resources (a)(b)	11,806	208,609
AllianzGI International Managed Volatility (a)(b)	16,711	244,314
AllianzGI International Small-Cap (a)(b)	9,193	332,702
AllianzGI NFJ Mid-Cap Value (a)(b)	8,748	241,703
AllianzGI Ultra Micro Cap (a)(b)	6,568	166,445
AllianzGI U.S. Managed Volatility (a)(b)	37,594	570,299
AllianzGI U.S. Small-Cap Growth (a)(b)	14,179	243,021
PIMCO CommoditiesPLUS® Strategy (a)(b)	21,406	166,111
PIMCO Commodity RealReturn Strategy (a)(b)	91,622	414,132
PIMCO EqS Long/Short (a)(b)	20,181	241,567
PIMCO Income (a)(b)	28,413	351,751
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	69,928	583,201
PIMCO Long-Term Credit (a)(b)	6,194	82,385
PIMCO TRENDS Managed Futures Strategy (a)(b)	29,576	330,660
Templeton Frontier Markets (d)	14,557	202,637
Voya Global Real Estate (c)	7,584	160,405

Total Mutual Funds (cost—$7,282,105)		7,545,755

EXCHANGE-TRADED FUNDS—6.0%

iShares MSCI Spain Capped	4,493	157,120
PIMCO 15+ Year U.S. TIPS Index (a)	1,214	83,681
PIMCO Broad U.S. TIPS Index (a)	4,229	245,325

Total Exchange-Traded Funds (cost—$500,091)		486,126

COMMON STOCK—1.0%

Real Estate Investment Trust—0.9%

Alexandria Real Estate Equities, Inc.	9	863
American Capital Agency Corp.	44	943
American Realty Capital Properties, Inc.	116	1,138
American Tower Corp.	49	4,858
Annaly Capital Management, Inc.	120	1,274
AvalonBay Communities, Inc.	16	2,693
Boston Properties, Inc.	19	2,611
Camden Property Trust	11	801
Crown Castle International Corp.	42	3,625
DDR Corp.	45	852
Digital Realty Trust, Inc.	17	1,129
Duke Realty Corp.	41	876

	Shares	Value*

Equity Residential	45	$3,466
Essex Property Trust, Inc.	8	1,779
Extra Space Storage, Inc.	14	921
Federal Realty Investment Trust	8	1,136
General Growth Properties, Inc.	110	3,191
HCP, Inc.	58	2,457
Health Care REIT, Inc.	41	3,162
Host Hotels & Resorts, Inc.	94	1,974
Kimco Realty Corp.	50	1,314
Liberty Property Trust	18	670
Macerich Co.	20	1,673
Plum Creek Timber Co., Inc.	21	912
Prologis, Inc.	63	2,691
Public Storage	21	4,142
Realty Income Corp.	28	1,402
Regency Centers Corp.	11	722
Simon Property Group, Inc.	39	7,424
SL Green Realty Corp.	12	1,523
Starwood Property Trust, Inc.	29	708
UDR, Inc.	31	990
Urban Edge Properties	11	263
Ventas, Inc.	37	2,755
Vornado Realty Trust	23	2,531
Weyerhaeuser Co.	66	2,317
WP Carey, Inc.	12	823

		72,609

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	40	1,371
Howard Hughes Corp. (e)	5	749
Jones Lang LaSalle, Inc.	5	806
Realogy Holdings Corp. (e)	18	828

		3,754

Total Common Stock (cost—$74,160)		76,363

Total Investments (cost—$7,856,356)—100.9%		8,108,244

Liabilities in excess of other assets—(0.9)%		(70,939)

Net Assets—100.0%		$8,037,305

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement Income Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS—71.8%

AllianzGI Best Styles International Equity (a)(g)	62,024	$960,757
AllianzGI Best Styles U.S. Equity (a)(g)	245,204	3,778,589
AllianzGI Emerging Markets Consumer (a)(b)(e)	37,250	548,690
AllianzGI Global Natural Resources (a)(b)	18,445	325,926
AllianzGI NFJ Mid-Cap Value (a)(b)	9,896	273,415
AllianzGI Short Duration High Income (a)(b)	175,306	2,734,770
AllianzGI U.S. Small-Cap Growth (a)(b)	15,966	273,652
PIMCO Commodity RealReturn Strategy (a)(b)	154,181	696,896
PIMCO Foreign Bond (U.S. Dollar-Hedged) (a)(b)	63,027	689,515
PIMCO Income (a)(b)	338,609	4,191,979
PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged) (a)(b)	66,496	554,576
PIMCO Long-Term Credit (a)(b)	51,757	688,363
PIMCO Mortgage Opportunities (a)(b)	207,964	2,316,714
PIMCO TRENDS Managed Futures Strategy (a)(b)	62,097	694,240
Templeton Frontier Markets (d)	18,974	264,117
Voya Global Real Estate (c)	19,255	407,237
Wells Fargo Advantage Short-Term High Yield Bond (f)	33,890	275,864

Total Mutual Funds (cost—$19,344,390)		19,675,300

EXCHANGE-TRADED FUNDS—26.8%

iShares MSCI Spain Capped	6,721	235,034
PIMCO 1-5 Year U.S. TIPS Index (a)	20,366	1,061,883
PIMCO 15+ Year U.S. TIPS Index (a)	12,512	862,452
PIMCO Broad U.S. TIPS Index (a)	89,317	5,181,279

Total Exchange-Traded Funds (cost—$7,347,143)		7,340,648

COMMON STOCK—1.1%

Real Estate Investment Trust—1.0%
Alexandria Real Estate Equities, Inc.	35	3,357
American Capital Agency Corp.	169	3,622
American Realty Capital Properties, Inc.	443	4,346
American Tower Corp.	190	18,837
Annaly Capital Management, Inc.	460	4,885
AvalonBay Communities, Inc.	64	10,774
Boston Properties, Inc.	73	10,031
Camden Property Trust	42	3,057
Crown Castle International Corp.	160	13,810
DDR Corp.	173	3,277
Digital Realty Trust, Inc.	65	4,315
Duke Realty Corp.	158	3,375
Equity Residential	174	13,403
Essex Property Trust, Inc.	30	6,673
Extra Space Storage, Inc.	53	3,486
Federal Realty Investment Trust	32	4,545
General Growth Properties, Inc.	421	12,213
HCP, Inc.	221	9,362

	Shares	Value*

Health Care REIT, Inc.	157	$12,106
Host Hotels & Resorts, Inc.	360	7,560
Kimco Realty Corp.	192	5,046
Liberty Property Trust	68	2,531
Macerich Co.	76	6,357
Plum Creek Timber Co., Inc.	83	3,605
Prologis, Inc.	243	10,378
Public Storage	83	16,369
Realty Income Corp.	108	5,406
Regency Centers Corp.	45	2,953
Simon Property Group, Inc.	149	28,364
SL Green Realty Corp.	46	5,839
Starwood Property Trust, Inc.	110	2,684
UDR, Inc.	120	3,833
Urban Edge Properties	45	1,077
Ventas, Inc.	140	10,426
Vornado Realty Trust	90	9,904
Weyerhaeuser Co.	253	8,883
WP Carey, Inc.	48	3,292

		279,981

Real Estate Management & Development—0.1%
CBRE Group, Inc. Class A (e)	155	5,310
Howard Hughes Corp. (e)	19	2,846
Jones Lang LaSalle, Inc.	21	3,386
Realogy Holdings Corp. (e)	72	3,312

		14,854

Total Common Stock (cost-$286,534)		294,835

Total Investments (cost—$26,978,067)—99.7%		27,310,783

Other assets less liabilities—0.3%		75,299

Net Assets—100.0%		$27,386,082

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class I share.
(d)	Advisor Class share.
(e)	Non-income producing.
(f)	Administrator Class share.
(g)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Global Allocation Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—78.0%

AllianzGI Best Styles Global Equity (c)	5,706,414	$92,158,580
AllianzGI Global Managed Volatility (b)	370,511	6,309,799
AllianzGI High Yield Bond (b)	561,727	5,342,025
AllianzGI International Managed Volatility (b)	594,730	8,694,956
AllianzGI Short Duration High Income (b)	817,531	12,753,480
AllianzGI U.S. Managed Volatility (b)	1,117,363	16,950,398
PIMCO Income (b)	1,337,198	16,554,518

Total Mutual Funds (cost—$150,857,135)		158,763,756

EXCHANGE-TRADED FUNDS—12.9%

PIMCO 15+ Year U.S. TIPS Index (a)	46,300	3,191,459
PIMCO Investment Grade Corporate Bond Index (a)	85,503	8,921,383
Schwab U.S. TIPS	179,490	9,904,258
Vanguard Long Term Corporate Bond	45,410	4,279,438

Total Exchange-Traded Funds (cost—$26,700,200)		26,296,538

	Principal Amount (000s)	Value*

Repurchase Agreements—7.5%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $15,182,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $15,487,650 including accrued interest (cost—$15,182,000)	$15,182	$15,182,000

Total Investments (cost—$192,739,335)—98.4%		200,242,294

Other assets less liabilities—1.6%		3,222,237

Net Assets—100.0%		$203,464,531

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 5-Year U.S. Treasury Note Futures	81	$9,662	6/30/15	$(17,198)
10-Year U.S. Treasury Note Futures	16	2,045	6/19/15	(4,156)
Dow Jones U.S. Real Estate Index	32	987	3/20/15	(18,621)
Euro STOXX 50 Index	67	2,692	3/20/15	153,929
FTSE 100 Index	12	1,282	3/20/15	36,434
Hang Seng Index	11	1,758	3/30/15	14,846
S&P 500 Index	5	2,628	3/19/15	62,427
SPI 200 Index	10	1,155	3/19/15	71,817
TOPIX Index	21	2,678	3/12/15	191,366
U.S. Dollar Index	20	1,915	6/15/15	8,270
U.S. Treasury 2-Year Note	30	6,557	6/30/15	(2,418)
U.S. Treasury Ultra Long-Term Bond	14	2,356	6/19/15	1,004
Short: Mini MSCI Emerging Markets Index	(21)	(1,042)	3/20/15	(18,499)

				$479,201

(e)	Forward foreign currency contracts outstanding at February 28, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 28, 2015	Unrealized Appreciation
Sold:
7,000,000 Euro settling 5/12/15	State Street Bank	$7,941,599	$7,839,896	$101,703

(f)	At February 28, 2015, the Fund pledged $927,016 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—72.6%

AllianzGI Best Styles Emerging Markets Equity (c)	22,384	$340,907
AllianzGI Best Styles International Equity (c)	59,172	916,578
AllianzGI Best Styles U.S. Equity (c)	59,088	910,547
AllianzGI International Managed Volatility (b)	21,763	318,168
AllianzGI Short Duration High Income (b)	7,875	122,845
AllianzGI U.S. Managed Volatility (b)	23,881	362,282
PIMCO Income (b)	14,973	185,369
PIMCO Investment Grade Corporate Bond (b)	57,908	623,093
PIMCO Long-Term Credit (b)	9,414	125,203
PIMCO Mortgage Opportunities (b)	16,392	182,605
PIMCO Mortgage-Backed Securities (b)	34,912	367,967

Total Mutual Funds (cost—$4,259,118)		4,455,564

EXCHANGE-TRADED FUNDS—12.4%

iShares Core High Dividend	1,150	89,286
iShares MSCI EAFE Minimum Volatility	1,900	125,818
iShares MSCI Emerging Markets Minimum Volatility	1,600	94,000
iShares MSCI USA Minimum Volatility	4,300	179,525
PIMCO Broad U.S. TIPS Index (a)	3,124	181,223
SPDR S&P Dividend	1,130	89,575

Total Exchange-Traded Funds (cost—$750,094)		759,427

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—8.3%

U.S. Treasury Bonds,
3.125%, 2/15/43	$26	28,740
4.375%, 5/15/41	21	28,407
6.875%, 8/15/25	15	21,882
U.S. Treasury Notes,
0.75%, 2/28/18	72	71,409
1.00%, 6/30/19	78	76,647
1.375%, 11/30/15	64	64,560
1.875%, 10/31/17	48	49,208
2.00%, 5/31/21	54	54,789
2.00%, 2/15/23	66	66,583
3.00%, 2/28/17	46	48,146

Total U.S. Treasury Obligations (cost—$505,543)		510,371

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—0.6%

Fannie Mae,
1.375%, 11/15/16	$21	$21,268
Freddie Mac,
1.00%, 6/29/17	18	18,086

Total U.S. Government Agency Securities (cost—$39,307)		39,354

Repurchase Agreements—4.8%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $297,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $306,900 including accrued interest (cost—$297,000)	297	297,000

Total Investments (cost—$5,851,062)—98.7%		6,061,716

Other assets less liabilities—1.3%		77,722

Net Assets—100.0%		$6,139,438

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

Glossary:

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

(d)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 5-Year U.S. Treasury Note Futures	1	$119	6/30/15	$37
10-Year U.S. Treasury Note Futures	1	128	6/19/15	(49)
Dow Jones U.S. Real Estate Index	4	123	3/20/15	(1,294)
E-mini S&P 500 Index	5	526	3/20/15	8,013
Euro STOXX 600 Index	14	306	3/20/15	18,240
Russell 2000 Mini Index	1	123	3/20/15	767
SPI 200 Index	1	116	3/19/15	6,326
TOPIX Index	1	127	3/12/15	8,269
Short: 2-Year U.S. Treasury Note Futures	(2)	(437)	6/30/15	(441)
Mini MSCI Emerging Markets Index	(5)	(248)	3/20/15	(7,246)

				$32,622

(e)	At February 28, 2015, the Fund pledged $95,792 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI Global Megatrends Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—99.4%

AllianzGI Emerging Markets Consumer	41,337	$608,896
AllianzGI Global Natural Resources	34,841	615,647
AllianzGI Global Water	47,831	608,405
AllianzGI Health Sciences	17,969	639,892
AllianzGI Technology	10,383	643,046

Total Investments (cost—$3,000,000)—99.4%		3,115,886

Other assets less liabilities—0.6%		17,603

Net Assets—100.0%		$3,133,489

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Aerospace & Defense—4.3%
Boeing Co.	5,300	$799,505
General Dynamics Corp.	2,200	305,316
Honeywell International, Inc.	2,600	267,228
Huntington Ingalls Industries, Inc.	200	28,266
Lockheed Martin Corp.	2,050	410,102
Moog, Inc., Class A (a)	300	22,638
Northrop Grumman Corp.	2,050	339,706
Raytheon Co.	900	97,893
Rockwell Collins, Inc.	400	35,632
Spirit AeroSystems Holdings, Inc., Class A (a)	600	29,526
Textron, Inc.	1,300	57,603
United Technologies Corp.	2,300	280,393

		2,673,808

Air Freight & Logistics—1.4%
C.H. Robinson Worldwide, Inc.	400	29,720
Expeditors International of Washington, Inc.	1,500	72,450
FedEx Corp.	2,200	389,356
United Parcel Service, Inc., Class B	3,800	386,574

		878,100

Airlines—1.8%
Alaska Air Group, Inc.	1,600	101,840
Allegiant Travel Co.	100	18,362
Delta Air Lines, Inc.	8,850	394,002
JetBlue Airways Corp. (a)	2,400	41,256
Southwest Airlines Co.	8,600	371,864
Spirit Airlines, Inc. (a)	400	31,112
United Continental Holdings, Inc. (a)	2,400	156,432

		1,114,868

Auto Components—0.4%
Cooper Tire & Rubber Co. (a)	700	26,642
Delphi Automotive PLC	2,300	181,332
Lear Corp.	300	32,676
Visteon Corp. (a)	200	20,106

		260,756

Automobiles—0.4%
General Motors Co.	7,000	261,170

Banks—1.9%
JPMorgan Chase & Co.	9,800	600,544
Wells Fargo & Co.	10,600	580,774
Zions Bancorporation	1,600	42,776

		1,224,094

Beverages—2.8%
Brown-Forman Corp., Class B	300	27,507
Coca-Cola Co.	7,200	311,760
Coca-Cola Enterprises, Inc.	1,600	73,920
Dr. Pepper Snapple Group, Inc.	900	70,911
Molson Coors Brewing Co., Class B	1,300	98,657
Monster Beverage Corp. (a)	2,200	310,464
PepsiCo, Inc.	8,450	836,381

		1,729,600

Biotechnology—3.8%
Alexion Pharmaceuticals, Inc. (a)	500	90,185
Amgen, Inc.	3,350	528,362
Biogen Idec, Inc. (a)	800	327,672
Celgene Corp. (a)	3,400	413,202
Gilead Sciences, Inc. (a)	7,000	724,710
Incyte Corp. (a)	1,800	154,530
Medivation, Inc. (a)	300	35,259
Regeneron Pharmaceuticals, Inc. (a)	200	82,768
United Therapeutics Corp. (a)	400	62,020

		2,418,708

	Shares	Value*

Building Products—0.0%
AO Smith Corp.	300	$18,909

Capital Markets—0.7%
Affiliated Managers Group, Inc. (a)	100	21,642
Ameriprise Financial, Inc.	350	46,771
Bank of New York Mellon Corp.	2,100	82,194
Franklin Resources, Inc.	1,900	102,277
Raymond James Financial, Inc.	900	51,417
SEI Investments Co.	1,050	45,192
T Rowe Price Group, Inc.	400	33,040
Waddell & Reed Financial, Inc., Class A	600	29,676
WisdomTree Investments, Inc.	1,500	28,035

		440,244

Chemicals—3.2%
Air Products & Chemicals, Inc.	600	93,684
Ashland, Inc.	500	63,810
Cabot Corp.	300	13,536
Celanese Corp., Ser. A	800	45,688
CF Industries Holdings, Inc.	400	122,492
Dow Chemical Co.	2,200	108,328
EI du Pont de Nemours & Co.	5,000	389,250
International Flavors & Fragrances, Inc.	300	36,579
LyondellBasell Industries NV, Class A	5,300	455,323
Monsanto Co.	1,500	180,645
Mosaic Co.	900	47,934
NewMarket Corp.	100	47,110
PPG Industries, Inc.	383	90,151
Praxair, Inc.	450	57,555
Sherwin-Williams Co.	800	228,160
Valspar Corp.	200	17,330

		1,997,575

Commercial Services & Supplies—0.7%
Cintas Corp.	800	66,784
Deluxe Corp.	400	26,620
Rollins, Inc.	1,000	33,540
RR Donnelley & Sons Co.	1,100	20,977
Tyco International PLC	3,100	130,882
Waste Management, Inc.	2,800	152,544

		431,347

Communications Equipment—1.9%
Cisco Systems, Inc.	21,100	622,661
F5 Networks, Inc. (a)	500	59,058
Harris Corp.	500	38,840
InterDigital, Inc.	400	21,148
Juniper Networks, Inc.	4,000	95,640
Palo Alto Networks, Inc. (a)	600	85,332
QUALCOMM, Inc.	4,100	297,291

		1,219,970

Containers & Packaging—0.3%
Avery Dennison Corp.	400	21,420
Ball Corp.	1,300	93,223
Graphic Packaging Holding Co. (a)	1,800	27,162
Rock-Tenn Co., Class A	400	27,456
Silgan Holdings, Inc.	300	17,223

		186,484

Diversified Consumer Services—0.4%
Apollo Education Group, Inc. (a)	1,000	27,650
Graham Holdings Co., Class B	100	98,638
H&R Block, Inc.	3,100	105,865
Service Corp. International	1,000	24,850

		257,003

Diversified Financial Services—1.0%
Berkshire Hathaway, Inc., Class B (a)	2,200	324,302
CBOE Holdings, Inc.	1,000	60,030
MarketAxess Holdings, Inc.	300	23,877
Moody’s Corp.	2,150	208,421
Voya Financial, Inc.	700	30,933

		647,563

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Diversified Telecommunication Services—1.5%
AT&T, Inc.	10,650	$368,064
CenturyLink, Inc.	4,300	162,798
Level 3 Communications, Inc. (a)	700	37,702
Verizon Communications, Inc.	7,500	370,875

		939,439

Electric Utilities—0.1%
Entergy Corp.	400	31,804

Electrical Equipment—0.1%
Rockwell Automation, Inc.	500	58,520

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp., Class A	1,100	62,106
Arrow Electronics, Inc. (a)	600	37,176
CDW Corp.	700	26,341
Corning, Inc.	6,700	163,480
Jabil Circuit, Inc.	2,000	43,940
Sanmina Corp. (a)	700	15,890

		348,933

Energy Equipment & Services—0.5%
FMC Technologies, Inc. (a)	700	27,951
Noble Corp. PLC	2,500	41,600
Oil States International, Inc. (a)	900	39,132
Schlumberger Ltd.	2,200	185,152

		293,835

Food & Staples Retailing—4.6%
Casey’s General Stores, Inc.	200	17,550
Costco Wholesale Corp.	2,100	308,616
CVS Health Corp.	6,700	695,929
Kroger Co.	3,500	249,025
SUPERVALU, Inc. (a)	2,900	28,652
Wal-Mart Stores, Inc.	15,500	1,300,915
Walgreens Boots Alliance, Inc.	2,200	182,776
Whole Foods Market, Inc.	1,800	101,682

		2,885,145

Food Products—2.5%
Archer-Daniels-Midland Co.	6,200	296,856
Bunge Ltd.	4,100	335,298
Campbell Soup Co.	3,400	158,406
ConAgra Foods, Inc.	1,500	52,470
Flowers Foods, Inc.	1,000	21,640
General Mills, Inc.	900	48,411
Hormel Foods Corp.	650	38,031
Ingredion, Inc.	400	32,884
Kellogg Co.	1,000	64,480
Kraft Foods Group, Inc.	1,800	115,308
McCormick & Co., Inc.	400	30,152
Mead Johnson Nutrition Co.	2,050	214,758
Pilgrim’s Pride Corp. (a)	2,400	65,832
Pinnacle Foods, Inc.	700	25,410
Seaboard Corp. (a)	15	60,150

		1,560,086

Gas Utilities—0.1%
New Jersey Resources Corp.	300	18,774
ONE Gas, Inc.	400	16,644
UGI Corp.	750	25,493

		60,911

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	5,650	267,640
Abiomed, Inc. (a)	300	18,237
Alere, Inc. (a)	600	27,282
Align Technology, Inc. (a)	400	22,940
Becton Dickinson and Co.	400	58,688
CR Bard, Inc.	300	50,742
DENTSPLY International, Inc.	500	26,505
DexCom, Inc. (a)	400	24,296

	Shares	Value*

Edwards Lifesciences Corp. (a)	1,000	$133,020
Hologic, Inc. (a)	600	19,428
IDEXX Laboratories, Inc. (a)	200	31,366
Intuitive Surgical, Inc. (a)	200	100,000
Medtronic PLC	3,900	302,601
Stryker Corp.	1,050	99,488
Varian Medical Systems, Inc. (a)	600	55,782
Zimmer Holdings, Inc.	400	48,156

		1,286,171

Health Care Providers & Services—5.0%
Aetna, Inc.	2,400	238,920
AmerisourceBergen Corp.	4,100	421,316
Anthem, Inc.	2,000	292,900
Cardinal Health, Inc.	2,600	228,774
Centene Corp. (a)	1,800	110,628
Cigna Corp.	1,700	206,771
Express Scripts Holding Co. (a)	4,200	356,118
HCA Holdings, Inc. (a)	1,450	103,733
Health Net, Inc. (a)	600	34,410
Henry Schein, Inc. (a)	200	28,010
Humana, Inc.	700	115,066
LifePoint Hospitals, Inc. (a)	300	21,588
McKesson Corp.	900	205,830
Omnicare, Inc.	300	23,022
UnitedHealth Group, Inc.	6,200	704,506
VCA, Inc. (a)	500	26,640

		3,118,232

Health Care Technology—0.2%
Cerner Corp. (a)	1,300	93,678
IMS Health Holdings, Inc. (a)	900	23,688

		117,366

Hotels, Restaurants & Leisure—2.8%
Buffalo Wild Wings, Inc. (a)	100	19,112
Chipotle Mexican Grill, Inc. (a)	100	66,497
Choice Hotels International, Inc.	900	57,123
Cracker Barrel Old Country Store, Inc.	200	30,206
Darden Restaurants, Inc.	1,700	108,800
Domino’s Pizza, Inc.	750	76,147
Hyatt Hotels Corp., Class A (a)	400	24,216
Jack in the Box, Inc.	300	29,007
Marriott International, Inc., Class A	3,250	270,075
Marriott Vacations Worldwide Corp.	500	38,030
McDonald’s Corp.	2,190	216,591
Papa John’s International, Inc.	300	18,552
Six Flags Entertainment Corp.	400	18,116
Starbucks Corp.	5,200	486,122
Starwood Hotels & Resorts Worldwide, Inc.	900	72,297
Wyndham Worldwide Corp.	800	73,184
Yum! Brands, Inc.	1,600	129,776

		1,733,851

Household Durables—0.2%
Harman International Industries, Inc.	200	27,598
NVR, Inc. (a)	20	26,640
Whirlpool Corp.	400	84,780

		139,018

Household Products—2.1%
Church & Dwight Co., Inc.	500	42,570
Clorox Co.	400	43,456
Colgate-Palmolive Co.	5,500	389,510
Kimberly-Clark Corp.	1,750	191,905
Procter & Gamble Co.	7,400	629,962

		1,297,403

Independent Power Producers & Energy Traders—0.0%
Calpine Corp. (a)	1,000	21,200

Industrial Conglomerates—2.1%
3M Co.	4,600	775,790
Danaher Corp.	1,100	96,008
General Electric Co.	16,150	419,739

		1,291,537

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Insurance—3.8%
ACE Ltd.	600	$68,406
Aflac, Inc.	2,000	124,500
Allstate Corp.	3,850	271,810
American Financial Group, Inc.	800	50,400
American International Group, Inc.	1,600	88,528
Aon PLC	1,000	100,360
Arch Capital Group Ltd. (a)	400	23,664
Assurant, Inc.	400	24,508
Axis Capital Holdings Ltd.	900	46,647
Chubb Corp.	800	80,360
Erie Indemnity Co., Class A	300	26,073
Everest Re Group Ltd.	300	53,229
Genworth Financial, Inc., Class A (a)	3,600	27,900
Hanover Insurance Group, Inc.	200	14,048
Hartford Financial Services Group, Inc.	900	36,864
Lincoln National Corp.	800	46,112
Loews Corp.	2,000	82,020
Markel Corp. (a)	50	37,272
Marsh & McLennan Cos., Inc.	1,050	59,735
MetLife, Inc.	5,000	254,150
Principal Financial Group, Inc.	1,600	81,872
Progressive Corp.	3,250	86,612
Prudential Financial, Inc.	3,600	291,060
Reinsurance Group of America, Inc.	200	17,862
RenaissanceRe Holdings Ltd.	300	30,759
Symetra Financial Corp.	900	20,322
Torchmark Corp.	500	26,625
Travelers Cos., Inc.	2,450	263,228
XL Group PLC	2,300	83,260

		2,418,186

Internet & Catalog Retail—0.2%
HSN, Inc.	300	20,271
Liberty Ventures, Ser. A (a)	1,584	63,645
TripAdvisor, Inc. (a)	800	71,400

		155,316

Internet Software & Services—1.8%
eBay, Inc. (a)	3,100	179,521
Google, Inc., Class A (a)	465	261,623
Google, Inc., Class C (a)	465	259,656
LinkedIn Corp., Class A (a)	1,000	267,200
Rackspace Hosting, Inc. (a)	500	24,835
VeriSign, Inc. (a)	1,000	64,020
Zillow Group, Inc., Class A (a)	500	57,375

		1,114,230

IT Services—6.1%
Accenture PLC, Class A	4,700	423,141
Amdocs Ltd.	750	39,375
Automatic Data Processing, Inc.	3,400	302,056
Booz Allen Hamilton Holding Corp.	600	17,856
Broadridge Financial Solutions, Inc.	500	26,615
Cognizant Technology Solutions Corp., Class A (a)	2,400	149,964
Computer Sciences Corp.	500	35,460
DST Systems, Inc.	400	42,516
Fiserv, Inc. (a)	1,800	140,526
Gartner, Inc. (a)	600	49,866
Genpact Ltd. (a)	800	17,776
International Business Machines Corp.	4,700	761,118
Jack Henry & Associates, Inc.	500	32,750
Leidos Holdings, Inc.	1,275	57,401
Mastercard, Inc., Class A	5,850	527,260
MAXIMUS, Inc.	500	29,615
Paychex, Inc.	2,350	117,112
Sabre Corp.	2,300	50,048
Science Applications International Corp.	600	32,808
Syntel, Inc. (a)	800	39,520
Total System Services, Inc.	900	34,380
Visa, Inc., Class A	2,500	678,275
Western Union Co.	5,600	109,312
Xerox Corp.	7,000	95,550

		3,810,300

	Shares	Value*

Leisure Equipment & Products—0.0%
Polaris Industries, Inc.	200	$30,666

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	1,200	50,652
Illumina, Inc. (a)	400	78,184
Mettler-Toledo International, Inc. (a)	150	47,126
PAREXEL International Corp. (a)	400	25,784
Quintiles Transnational Holdings, Inc. (a)	1,000	64,980
Waters Corp. (a)	400	48,152

		314,878

Machinery—0.8%
AGCO Corp.	300	14,922
IDEX Corp.	300	23,178
Illinois Tool Works, Inc.	3,000	296,580
Lincoln Electric Holdings, Inc.	400	27,616
PACCAR, Inc.	800	51,240
Pall Corp.	450	45,365
Parker Hannifin Corp.	400	49,076
WABCO Holdings, Inc. (a)	200	23,366

		531,343

Media—2.6%
CBS Corp., Class B	1,900	112,290
Cinemark Holdings, Inc.	700	28,504
Comcast Corp., Class A	4,300	255,334
DISH Network Corp., Class A (a)	1,600	120,064
Interpublic Group of Cos., Inc.	2,000	44,600
Madison Square Garden Co., Class A (a)	300	23,505
Omnicom Group, Inc.	800	63,632
Sirius XM Holdings, Inc. (a)	25,200	98,028
Thomson Reuters Corp.	2,600	102,102
Walt Disney Co.	7,550	785,804

		1,633,863

Multi-line Retail—1.2%
Big Lots, Inc.	600	28,626
Burlington Stores, Inc. (a)	700	38,899
Dillard’s, Inc., Class A	300	39,048
Dollar General Corp. (a)	900	65,358
Dollar Tree, Inc. (a)	1,900	151,392
Kohl’s Corp.	400	29,520
Macy’s, Inc.	1,300	82,836
Nordstrom, Inc.	600	48,258
Target Corp.	3,600	276,588

		760,525

Multi-Utilities—0.1%
Public Service Enterprise Group, Inc.	1,500	63,090
Vectren Corp.	500	22,325

		85,415

Oil, Gas & Consumable Fuels—3.7%
Anadarko Petroleum Corp.	1,300	109,499
Chevron Corp.	2,830	301,904
Cimarex Energy Co.	300	32,904
ConocoPhillips	1,590	103,668
Energen Corp.	500	32,320
Exxon Mobil Corp.	9,870	873,890
Hess Corp.	1,000	75,080
HollyFrontier Corp.	900	39,591
Marathon Petroleum Corp.	1,700	178,500
Newfield Exploration Co. (a)	2,500	82,575
Occidental Petroleum Corp.	2,500	194,700
PBF Energy, Inc., Class A	700	21,819
Phillips 66	900	70,614
QEP Resources, Inc.	1,500	32,220
Targa Resources Corp.	200	19,916
Tesoro Corp.	300	27,552
Valero Energy Corp.	1,900	117,211

		2,313,963

Paper & Forest Products—0.2%
International Paper Co.	2,200	124,102

Personal Products—0.2%
Coty, Inc., Class A (a)	900	20,340
Estee Lauder Cos., Inc., Class A	1,500	124,005

		144,345

Schedule of Investments

AllianzGI Behavioral Advantage Large Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—5.0%
AbbVie, Inc.	6,200	$375,100
Bristol-Myers Squibb Co.	5,150	313,738
Eli Lilly & Co.	3,400	238,578
Johnson & Johnson	10,228	1,048,472
Merck & Co., Inc.	10,400	608,816
Pfizer, Inc.	15,400	528,528

		3,113,232

Professional Services—0.4%
Equifax, Inc.	500	46,685
IHS, Inc., Class A (a)	200	23,506
Robert Half International, Inc.	1,000	61,960
Towers Watson & Co., Class A	200	26,300
TriNet Group, Inc. (a)	500	18,170
Verisk Analytics, Inc., Class A (a)	900	64,629

		241,250

Real Estate Investment Trust—0.1%
Public Storage	400	78,888

Road & Rail—1.4%
AMERCO (a)	100	32,682
CSX Corp.	3,600	123,516
JB Hunt Transport Services, Inc.	300	25,650
Norfolk Southern Corp.	700	76,412
Old Dominion Freight Line, Inc. (a)	300	23,436
Union Pacific Corp.	5,000	601,300

		882,996

Semiconductors & Semiconductor Equipment—4.1%
Altera Corp.	1,200	44,412
Analog Devices, Inc.	900	52,686
Avago Technologies Ltd.	800	102,096
Broadcom Corp., Class A	1,500	67,845
First Solar, Inc. (a)	1,500	89,617
Freescale Semiconductor Ltd. (a)	1,500	54,165
Integrated Device Technology, Inc. (a)	1,300	26,832
Intel Corp.	28,500	947,625
KLA-Tencor Corp.	500	32,478
Lam Research Corp.	700	57,722
Linear Technology Corp.	3,300	159,010
Maxim Integrated Products, Inc.	1,000	34,395
Micron Technology, Inc. (a)	4,200	128,814
NVIDIA Corp.	4,900	108,094
ON Semiconductor Corp. (a)	1,900	24,225
Qorvo, Inc.	925	64,195
Skyworks Solutions, Inc.	2,000	175,500
Tessera Technologies, Inc.	700	28,042
Texas Instruments, Inc.	6,800	399,840

		2,597,593

Software—4.6%
Activision Blizzard, Inc.	3,500	81,620
Adobe Systems, Inc. (a)	1,350	106,785
Ansys, Inc. (a)	300	25,791
Autodesk, Inc. (a)	900	57,816
CA, Inc.	1,700	55,284
Citrix Systems, Inc. (a)	500	31,837
Electronic Arts, Inc. (a)	5,100	291,618
FactSet Research Systems, Inc.	400	62,220
Fair Isaac Corp.	200	17,024
Intuit, Inc.	2,700	263,601
Manhattan Associates, Inc. (a)	1,100	54,835
Microsoft Corp.	20,100	881,385
NetSuite, Inc. (a)	200	19,284
Oracle Corp.	13,200	578,424
Pegasystems, Inc.	1,100	21,769
Proofpoint, Inc. (a)	400	22,656
Red Hat, Inc. (a)	1,000	69,120
ServiceNow, Inc. (a)	600	45,756
SolarWinds, Inc. (a)	400	20,292
SS&C Technologies Holdings, Inc.	300	18,204
Symantec Corp.	3,000	75,480
Take-Two Interactive Software, Inc. (a)	800	21,192
Tyler Technologies, Inc. (a)	300	35,811
VMware, Inc., Class A (a)	500	42,535

		2,900,339

	Shares	Value*

Specialty Retail—5.5%
Asbury Automotive Group, Inc. (a)	200	$15,734
AutoZone, Inc. (a)	250	160,670
Bed Bath & Beyond, Inc. (a)	1,600	119,456
Best Buy Co., Inc.	3,300	125,730
CST Brands, Inc.	400	16,652
Dick’s Sporting Goods, Inc.	300	16,227
Foot Locker, Inc.	900	50,553
Gap, Inc.	2,300	95,680
GNC Holdings, Inc., Class A	600	28,854
Home Depot, Inc.	8,200	940,950
L Brands, Inc.	1,700	156,162
Lowe’s Cos., Inc.	7,000	518,630
Michaels Cos., Inc. (a)	800	22,560
Murphy USA, Inc. (a)	400	28,396
O’Reilly Automotive, Inc. (a)	750	156,097
Ross Stores, Inc.	1,700	179,877
Sally Beauty Holdings, Inc. (a)	700	23,464
Select Comfort Corp. (a)	500	16,050
Staples, Inc.	7,300	122,385
TJX Cos., Inc.	6,800	466,752
Tractor Supply Co.	600	52,872
Ulta Salon Cosmetics & Fragrance, Inc. (a)	400	56,304
Urban Outfitters, Inc. (a)	1,000	38,960
Williams-Sonoma, Inc.	600	48,270

		3,457,285

Technology Hardware, Storage & Peripherals—3.6%
Apple, Inc.	8,750	1,124,025
EMC Corp.	7,300	211,262
Hewlett-Packard Co.	18,900	658,476
SanDisk Corp.	400	31,972
Seagate Technology PLC	1,900	116,128
Western Digital Corp.	1,050	112,329

		2,254,192

Textiles, Apparel & Luxury Goods—1.0%
Hanesbrands, Inc.	300	38,262
Michael Kors Holdings Ltd. (a)	400	26,964
NIKE, Inc., Class B	4,000	388,480
Skechers U.S.A., Inc., Class A (a)	400	27,256
V.F. Corp.	1,900	145,654
Wolverine World Wide, Inc.	700	21,392

		648,008

Tobacco—2.2%
Altria Group, Inc.	9,900	557,271
Philip Morris International, Inc.	7,370	611,415
Reynolds American, Inc.	3,000	226,860

		1,395,546

Water Utilities—0.5%
American Water Works Co., Inc.	5,600	302,848

Total Common Stock (cost—$52,926,800)		62,252,959

	Principal Amount (000s)

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $134,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $138,600 including accrued interest (cost—$134,000)	$134	134,000

Total Investments (cost—$53,060,800)—99.2%		62,386,959

Other assets less liabilities—0.8%		499,813

Net Assets-100.0%		$62,886,772

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—88.9%

Argentina—0.3%
Banco Macro S.A. ADR	125	$6,325
BBVA Banco Frances S.A. ADR	206	3,473
Telecom Argentina S.A. ADR	288	6,466

		16,264

Brazil—4.1%
Banco do Brasil S.A.	1,100	9,191
Cia Brasileira de Distribuicao ADR	1,272	43,312
Cia Paranaense de Energia, Class P ADR	254	3,048
Embraer S.A.	3,000	26,314
Gafisa S.A.	6,200	4,587
JBS S.A.	13,600	59,981
Marfrig Global Foods S.A. (e)	3,900	6,622
MRV Engenharia e Participacoes S.A.	6,700	16,049
Porto Seguro S.A.	1,000	11,037
Sul America S.A. UNIT	3,900	17,970
Vale S.A. ADR	3,470	22,451

		220,562

Canada—0.1%
Pacific Rubiales Energy Corp.	1,975	5,893

Chile—0.9%
Banco Santander Chile ADR	2,425	50,925

China—21.8%
Agricultural Bank of China Ltd., Class H	78,000	38,708
Bank of China Ltd., Class H	206,000	118,739
Bank of Communications Co., Ltd., Class H	34,000	29,317
Beijing Capital International Airport Co., Ltd., Class H	6,000	5,657
Belle International Holdings Ltd.	13,000	14,122
China Citic Bank Corp., Ltd., Class H	34,000	25,780
China Construction Bank Corp., Class H	141,000	117,413
China Everbright Bank Co., Ltd., Class H	85,000	45,037
China Merchants Bank Co., Ltd., Class H	1,500	3,416
China Minsheng Banking Corp., Ltd., Class H	25,000	30,285
China Mobile Ltd.	4,500	61,240
China National Building Material Co., Ltd., Class H	10,000	9,791
China Oilfield Services Ltd., Class H	7,000	10,612
China Petroleum & Chemical Corp., Class H	76,000	63,617
China Resources Cement Holdings Ltd.	38,000	22,726
China South City Holdings Ltd.	12,000	3,805
China Telecom Corp., Ltd., Class H	52,000	33,618
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	22,457
Fosun International Ltd.	10,500	16,990
Fuguiniao Co., Ltd., Class H	2,000	4,098
Global Brands Group Holding Ltd. (e)	36,000	6,174
Guangdong Investment Ltd.	4,000	5,179
Huadian Fuxin Energy Corp., Ltd., Class H	4,000	1,905
Huadian Power International Corp., Ltd., Class H	14,000	11,792
Huaneng Power International, Inc., Class H	24,000	30,316
Huishang Bank Corp., Ltd., Class H	7,000	3,114
Industrial & Commercial Bank of China Ltd., Class H	173,000	127,088
JA Solar Holdings Co., Ltd. ADR (e)	1,412	11,988
KWG Property Holding Ltd.	22,500	14,671
PetroChina Co., Ltd., Class H	34,000	39,594
Ping An Insurance Group Co. of China Ltd., Class H	6,500	72,121
Shanda Games Ltd. ADR (e)	1,471	8,238
Shenzhen Expressway Co., Ltd., Class H	34,000	25,270

	Shares	Value*

Shenzhen International Holdings Ltd.	11,500	$16,075
Shimao Property Holdings Ltd.	4,500	9,568
Sichuan Expressway Co., Ltd., Class H	14,000	5,667
Sino-Ocean Land Holdings Ltd.	7,000	4,409
Tencent Holdings Ltd.	4,000	69,791
Wasion Group Holdings Ltd.	4,000	3,944
Zhejiang Expressway Co., Ltd., Class H	36,000	44,067

		1,188,399

Colombia—0.2%
Corp. Financiera Colombiana S.A. (e)	16	238
Corp. Financiera Colombiana S.A.	907	13,605

		13,843

Hong Kong—4.5%
Brilliance China Automotive Holdings Ltd.	6,000	11,790
Cheung Kong Holdings Ltd.	1,000	19,794
China Huiyuan Juice Group Ltd. (e)	29,000	8,301
China Power International Development Ltd.	55,000	28,444
China Travel International Investment Hong Kong Ltd.	62,000	19,424
Dah Sing Banking Group Ltd.	2,800	4,728
Hutchison Whampoa Ltd.	3,000	41,002
Ju Teng International Holdings Ltd. (d)	48,000	28,351
Link REIT	2,500	15,941
Nexteer Automotive Group Ltd.	8,000	8,048
PCCW Ltd.	15,000	9,563
TCL Communication Technology Holdings Ltd.	10,000	9,474
Truly International Holdings Ltd.	52,000	21,168
Wuzhou International Holdings Ltd.	58,000	9,844
Xinyi Glass Holdings Ltd.	16,000	8,578

		244,450

India—3.8%
Axis Bank Ltd. GDR	831	38,268
ICICI Bank Ltd. ADR	2,719	31,676
Reliance Industries Ltd. GDR (a)	1,437	40,056
Sesa Sterlite Ltd. ADR	2,177	30,979
Tata Motors Ltd. ADR	1,211	59,606
Wipro Ltd. ADR	476	6,559

		207,144

Indonesia—2.9%
Bank Mandiri Persero Tbk PT	25,600	23,743
Bank Negara Indonesia Persero Tbk PT	121,800	64,687
Bank Rakyat Indonesia Persero Tbk PT	23,400	23,290
Gudang Garam Tbk PT	1,700	7,018
Telekomunikasi Indonesia Persero Tbk PT	120,100	27,233
Telekomunikasi Indonesia Persero Tbk PT ADR	237	10,689

		156,660

Israel—0.1%
Mizrahi Tefahot Bank Ltd. (e)	279	2,884

Korea (Republic of)—11.8%
CJ Corp.	22	3,478
Dongbu Insurance Co., Ltd.	271	13,071
Halla Holdings Corp.	427	25,255
Hanil Cement Co., Ltd.	253	38,999
Hyundai Marine & Fire Insurance Co., Ltd.	126	3,129
Hyundai Mobis Co., Ltd.	55	12,504
Hyundai Motor Co.	103	15,058
Kia Motors Corp.	823	34,099
KISWIRE Ltd.	81	3,472
Korea Electric Power Corp.	1,021	42,061
LG Display Co., Ltd. (e)	2,103	65,294
POSCO	203	49,454
Samsung Electronics Co., Ltd.	102	126,154
SK Hynix, Inc.	1,921	81,544

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*
SK Networks Co., Ltd. (e)	6,453	$55,548
SK Telecom Co., Ltd. ADR	1,823	52,995
Ssangyong Cement Industrial Co., Ltd. (e)	237	3,207
Wonik IPS Co., Ltd. (e)	1,369	15,855

		641,177

Malaysia—2.7%
DiGi.Com Bhd.	23,200	40,906
Hong Leong Financial Group Bhd.	5,500	25,651
MISC Bhd.	2,200	5,138
Sunway Bhd.	5,100	4,788
Tenaga Nasional Bhd.	16,800	68,586

		145,069

Mexico—3.1%
America Movil S.A.B. de C.V., Ser. L	2,200	2,355
Gruma S.A.B. de C.V., Class B	2,100	25,951
Grupo Aeroportuario del Centro Norte SAB De C.V. ADR	237	8,966
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	430	29,111
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,400	9,473
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	20	2,749
Industrias Bachoco S.A.B. de C.V. ADR	838	42,755
Industrias Bachoco S.A.B. de C.V., Ser. B	700	2,966
Vitro S.A.B. de C.V., Ser. A (e)	20,200	44,358

		168,684

Peru—0.3%
Credicorp Ltd.	103	14,958

Philippines—1.4%
BDO Unibank, Inc.	5,090	12,812
DMCI Holdings, Inc.	65,600	23,508
Universal Robina Corp.	8,370	41,331

		77,651

Poland—0.7%
Bank Millennium S.A.	1,030	1,959
Energa S.A.	5,095	30,928
Tauron Polska Energia S.A.	4,077	5,387

		38,274

Russian Federation—3.3%
Gazprom Neft OAO ADR	575	8,085
Gazprom OAO ADR	4,613	23,088
Lukoil OAO ADR	623	30,228
Magnitogorsk Iron & Steel Works OJSC GDR	1,364	4,191
Mobile Telesystems OJSC ADR	1,755	17,374
Severstal PAO GDR	3,134	35,213
Surgutneftegas OAO ADR	4,551	25,222
Tatneft OAO ADR	1,130	35,742

		179,143

Singapore—1.6%
ComfortDelGro Corp., Ltd.	2,000	4,313
DBS Group Holdings Ltd.	3,000	43,016
Mapletree Commercial Trust REIT	4,000	4,579
Religare Health Trust UNIT	3,000	2,344
Wing Tai Holdings Ltd.	10,000	13,075
Yangzijiang Shipbuilding Holdings Ltd.	21,000	18,879

		86,206

South Africa—10.1%
Aeci Ltd.	1,826	20,285
Attacq Ltd. (e)	3,983	7,869
Investec Ltd.	5,739	50,556
JSE Ltd.	422	4,397
Liberty Holdings Ltd.	3,587	43,463
Mondi Ltd.	3,012	61,482
MTN Group Ltd.	5,448	96,484
Naspers Ltd., Class N	163	23,874
Net 1 UEPS Technologies, Inc. (e)	309	4,221
Pick n Pay Holdings Ltd.	1,386	2,722
Sanlam Ltd.	6,158	39,908
Sappi Ltd. (e)	3,372	14,156
Sasol Ltd.	933	33,679
Sibanye Gold Ltd. ADR	449	4,755

	Shares	Value*
Steinhoff International Holdings Ltd.	13,540	$78,117
Telkom S.A. SOC Ltd. (e)	9,177	64,619

		550,587

Taiwan—11.2%
Advanced Semiconductor Engineering, Inc. ADR	4,389	31,162
Asian Pay Television Trust UNIT	6,000	4,072
Asustek Computer, Inc.	2,000	20,755
AU Optronics Corp. ADR	4,492	23,493
Chailease Holding Co., Ltd.	4,000	9,717
China Development Financial Holding Corp.	54,000	18,693
Compeq Manufacturing Co., Ltd.	37,000	20,550
Coretronic Corp.	17,000	26,138
Fubon Financial Holding Co., Ltd.	33,000	58,621
Hon Hai Precision Industry Co., Ltd.	21,000	58,028
Micro-Star International Co., Ltd.	31,000	37,365
Silicon Motion Technology Corp. ADR	879	23,373
Siliconware Precision Industries Co., Ltd. ADR	3,001	26,559
Taishin Financial Holding Co., Ltd.	60,000	25,643
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,803	215,938
Teco Electric and Machinery Co., Ltd.	3,000	3,059
United Microelectronics Corp. ADR	1,307	3,280
Winbond Electronics Corp. (e)	12,000	4,055

		610,501

Thailand—1.0%
Kasikornbank PCL	1,200	8,016
PTT Exploration & Production PCL (c)	8,100	28,269
PTT Global Chemical PCL (c)	10,500	18,179

		54,464

Turkey—2.1%
Eregli Demir ve Celik Fabrikalari TAS	30,528	51,358
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (e)	62,767	45,590
TAV Havalimanlari Holding AS	1,938	15,487

		112,435

United Arab Emirates—0.1%
Dragon Oil PLC	874	7,283

United States—0.8%
Popular, Inc. (e)	1,123	38,755
Triple-S Management Corp., Class B (e)	246	4,637

		43,392

Total Common Stock (cost—$4,732,635)		4,836,848

PREFERRED STOCK—6.2%

Brazil—5.1%
Banco Bradesco S.A.	6,600	87,419
Braskem S.A., Class A	3,100	13,978
Cia Energetica de Minas Gerais	500	2,286
Cia Energetica de Sao Paulo, Class B	2,400	19,910
Itau Unibanco Holding S.A.	6,700	86,147
Itausa—Investimentos Itau S.A.	10,700	38,032
Petroleo Brasileiro S.A.	7,700	25,958

		273,730

Colombia—0.6%
Banco Davivienda S.A.	3,190	33,687

Korea (Republic of)—0.5%
Samsung Electronics Co., Ltd.	29	27,729

Total Preferred Stock (cost—$369,124)		335,146

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

RIGHTS—0.0%

Brazil—0.0%
Itausa—Investimentos Itau S.A., exercise price BRL 6.70, expires 5/12/15 (e) (cost—$0)	78	$93

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $129,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $133,650 including accrued interest (cost—$129,000)	$129	129,000

Total Investments (cost—$5,230,759) (b)—97.5%		5,301,087

Other assets less liabilities—2.5%		137,765

Net Assets-100.0%		$5,438,852

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $3,448,247, representing 63.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $46,448, representing 0.9% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	23.1%
Semiconductors & Semiconductor Equipment	7.6%
Oil, Gas & Consumable Fuels	6.7%
Wireless Telecommunication Services	4.9%
Metals & Mining	4.9%
Electronic Equipment, Instruments & Components	4.5%
Technology Hardware, Storage & Peripherals	4.1%
Insurance	3.6%
Food Products	3.5%
Transportation Infrastructure	3.0%
Electric Utilities	2.9%
Diversified Telecommunication Services	2.8%
Automobiles	2.2%
Household Durables	1.8%
Real Estate Management & Development	1.7%
Independent Power and Renewable Electricity Producers	1.6%
Diversified Financial Services	1.6%
Paper & Forest Products	1.4%
Construction Materials	1.4%
Internet Software & Services	1.3%
Industrial Conglomerates	1.2%
Trading Companies & Distributors	1.0%
Chemicals	1.0%
Auto Components	0.9%
Capital Markets	0.9%
Food & Staples Retailing	0.9%
Containers & Packaging	0.8%
Media	0.5%
Aerospace & Defense	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Real Estate Investment Trust	0.4%
Hotels, Restaurants & Leisure	0.4%
Machinery	0.4%
IT Services	0.2%
Energy Equipment & Services	0.2%
Software	0.1%
Tobacco	0.1%
Health Care Providers & Services	0.1%
Water Utilities	0.1%
Marine	0.1%
Road & Rail	0.1%
Electrical Equipment	0.1%
Repurchase Agreements	2.4%
Other assets less liabilities	2.5%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.4%

Australia—1.3%
Australia & New Zealand Banking Group Ltd.	8,751	$241,420
Bank of Queensland Ltd.	14,090	153,377
Bendigo and Adelaide Bank Ltd.	12,704	127,178
Challenger Ltd.	7,268	39,807
Dexus Property Group REIT	5,360	33,006
Downer EDI Ltd.	15,587	53,780
Echo Entertainment Group Ltd.	17,683	60,375
Federation Centres REIT	13,342	31,017
Macquarie Group Ltd.	1,862	105,828
Westpac Banking Corp.	14,542	432,556

		1,278,344

Austria—0.2%
OMV AG	2,630	75,655
UNIQA Insurance Group AG	4,730	41,375
Voestalpine AG	2,084	81,363

		198,393

Belgium—0.2%
Befimmo S.A. REIT	720	52,022
Delhaize Group S.A.	1,671	150,031

		202,053

Bermuda—0.9%
Aspen Insurance Holdings Ltd.	9,528	436,859
Endurance Specialty Holdings Ltd.	2,162	137,438
Everest Re Group Ltd.	923	163,768
Maiden Holdings Ltd.	3,667	52,475
Montpelier Re Holdings Ltd.	1,605	57,844

		848,384

Brazil—0.8%
Banco Bradesco S.A.	8,000	105,229
Banco do Brasil S.A.	14,100	117,817
Cia Brasileira de Distribuicao ADR	2,090	71,165
Cia Energetica de Minas Gerais ADR	24,940	114,724
Cielo S.A.	6,600	103,949
Embraer S.A.	3,000	26,314
Estacio Participacoes S.A.	10,700	73,517
JBS S.A.	19,600	86,444
Petroleo Brasileiro S.A. ADR	10,908	72,320
Porto Seguro S.A.	2,400	26,489

		797,968

Canada—5.2%
Artis Real Estate Investment Trust REIT	5,657	69,508
Bank of Montreal	5,919	366,759
Bank of Nova Scotia	2,913	155,682
BCE, Inc.	2,858	125,079
Canadian Imperial Bank of Commerce	3,040	232,651
Canadian National Railway Co.	5,937	410,095
Canadian Natural Resources Ltd.	8,475	246,501
Canadian Tire Corp., Ltd., Class A	1,194	125,809
Canfor Corp. (d)	1,831	42,036
Canfor Pulp Products, Inc.	2,368	30,308
Celestica, Inc. (d)	3,772	44,325
Cogeco Cable, Inc.	1,984	118,189
Corus Entertainment, Inc., Class B	1,360	23,651
Genworth MI Canada, Inc.	2,505	63,622
George Weston Ltd.	1,283	108,841
Linamar Corp.	3,164	198,253
Loblaw Cos., Ltd.	4,222	215,440
Magna International, Inc.	7,071	768,584
Metro, Inc.	5,346	148,479
National Bank of Canada	4,285	164,908
Pacific Rubiales Energy Corp.	3,964	11,828
Royal Bank of Canada	7,252	454,287
Shaw Communications, Inc., Class B	7,753	179,855
Stantec, Inc.	1,664	42,488
Suncor Energy, Inc.	7,490	224,862
Toronto-Dominion Bank	9,585	420,173
Transcontinental, Inc., Class A	7,806	104,342

		5,096,555

	Shares	Value*

Cayman Islands—0.1%
Home Loan Servicing Solutions Ltd. (c)	6,605	$121,598

China—2.8%
Agricultural Bank of China Ltd., Class H	146,000	72,454
Bank of China Ltd., Class H	241,000	138,913
China Citic Bank Corp., Ltd., Class H	329,000	249,464
China Construction Bank Corp., Class H	119,000	99,093
China Lumena New Materials Corp. (b)(d)	62,000	9,993
China Merchants Bank Co., Ltd., Class H	48,500	110,461
China Minsheng Banking Corp., Ltd., Class H	49,500	59,964
China Mobile Ltd.	16,500	224,545
China Oilfield Services Ltd., Class H	26,000	39,417
China Petroleum & Chemical Corp., Class H	216,000	180,806
China Railway Construction Corp., Ltd., Class H	34,000	41,417
China Resources Cement Holdings Ltd.	46,000	27,510
China Resources Power Holdings Co., Ltd.	54,000	142,183
Chongqing Rural Commercial Bank Co., Ltd., Class H	66,000	41,171
CNOOC Ltd.	3,000	4,292
Dongfeng Motor Group Co., Ltd., Class H	54,000	85,801
Guangdong Investment Ltd.	72,000	93,222
Huadian Power International Corp., Ltd., Class H	228,000	192,045
Huaneng Power International, Inc., Class H	72,000	90,948
Hydoo International Holding Ltd.	442,000	82,772
Industrial & Commercial Bank of China Ltd., Class H	282,000	207,161
KWG Property Holding Ltd.	42,500	27,713
Lijun International Pharmaceutical Holding Co., Ltd.	80,000	34,038
PetroChina Co., Ltd. ADR	1,286	149,652
Ping An Insurance Group Co. of China Ltd., Class H	8,000	88,764
Shimao Property Holdings Ltd.	40,000	85,052
Sinopharm Group Co., Ltd., Class H	22,000	76,778
Wasion Group Holdings Ltd.	36,000	35,500
WuXi PharmaTech Cayman, Inc. ADR (d)	1,283	51,256
Yuexiu Transport Infrastructure Ltd.	28,000	19,098

		2,761,483

Colombia—0.1%
Copa Holdings S.A., Class A	659	75,047

Denmark—0.6%
AP Moeller—Maersk A/S, Class B	69	158,619
Bakkafrost P/F	6,736	156,232
Pandora A/S	1,089	99,308
Royal Unibrew A/S (d)	476	85,546
TDC A/S	16,313	128,881

		628,586

Finland—0.3%
Elisa Oyj	4,496	122,271
Kesko Oyj, Class B	1,624	64,276
Stora Enso Oyj, Class R	8,643	82,981

		269,528

France—2.8%
AtoS	598	42,503
BNP Paribas S.A.	573	33,302
Cap Gemini S.A.	3,101	250,326
Cie Generale des Etablissements Michelin	1,000	96,006
Credit Agricole S.A.	13,015	182,600
Lagardere SCA	3,728	106,961

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Natixis S.A.	6,802	$49,152
Orange S.A.	9,890	180,378
Plastic Omnium S.A.	1,807	54,879
Rallye S.A.	1,962	74,274
Safran S.A.	1,150	80,847
Sanofi	1,153	112,773
Societe Generale S.A.	3,705	170,713
Sopra Steria Group	390	34,025
Technicolor S.A. (d)	17,907	110,306
Teleperformance	1,879	145,022
Thales S.A.	2,334	134,038
Total S.A.	9,467	508,611
UBISOFT Entertainment (d)	3,628	66,557
Valeo S.A.	2,245	337,184

		2,770,457

Germany—2.8%
Aareal Bank AG (c)	2,336	104,646
Bayerische Motoren Werke AG	3,262	412,297
Bechtle AG (c)	568	46,101
Continental AG	521	124,339
Daimler AG	3,492	338,245
Deutsche Lufthansa AG	7,099	103,940
Deutsche Post AG	6,727	229,006
Freenet AG (c)	4,404	131,470
Fresenius SE & Co. KGaA	3,210	183,946
Hannover Rueck SE	2,420	233,493
Indus Holding AG	959	40,668
Jenoptik AG (c)	2,056	28,379
Merck KGaA	2,253	232,455
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,386	287,680
Sixt SE	1,118	46,827
Stada Arzneimittel AG	1,172	38,506
Talanx AG	3,509	112,700
TUI AG (d)	5,031	91,092

		2,785,790

Hong Kong—0.6%
Chaowei Power Holdings Ltd.	45,000	20,771
Cheung Kong Holdings Ltd.	2,000	39,588
China Overseas Land & Investment Ltd.	32,000	97,388
China Power International Development Ltd.	230,000	118,949
Country Garden Holdings Co., Ltd.	224,000	89,146
Man Wah Holdings Ltd.	36,400	31,163
Noble Group Ltd.	58,000	41,310
PCCW Ltd.	97,000	61,839
Truly International Holdings Ltd.	92,000	37,452

		537,606

India—0.3%
Tata Motors Ltd. ADR	4,876	239,997

Indonesia—0.5%
Adaro Energy Tbk PT	546,600	40,544
Bank Negara Indonesia Persero Tbk PT	489,800	260,128
Bank Rakyat Indonesia Persero Tbk PT	117,200	116,647
Indofood Sukses Makmur Tbk PT	51,900	29,665

		446,984

Ireland—1.2%
Greencore Group PLC	23,113	120,224
Medtronic PLC	7,608	590,305
Smurfit Kappa Group PLC	16,719	467,607

		1,178,136

Italy—0.9%
Brembo SpA	1,336	50,404
Enel SpA	90,719	418,192
Iren SpA	36,036	47,563
Recordati SpA	5,361	96,488
Snam SpA	20,627	104,391
Unipol Gruppo Finanziario SpA	27,248	140,383
Vittoria Assicurazioni SpA	5,774	63,063

		920,484

	Shares	Value*

Japan—10.2%
Aeon Co., Ltd.	23,800	$254,903
Aisin Seiki Co., Ltd.	2,400	88,479
Alfresa Holdings Corp.	5,500	76,658
Bank of Yokohama Ltd.	16,000	99,241
Bridgestone Corp.	4,700	180,296
Central Japan Railway Co.	3,100	576,813
CKD Corp.	3,600	32,886
COMSYS Holdings Corp.	8,800	106,485
Daihen Corp.	5,000	25,337
Exedy Corp.	3,600	84,223
Fuji Heavy Industries Ltd.	17,200	586,375
Fuji Oil Co., Ltd.	2,600	36,122
FUJIFILM Holdings Corp.	6,600	227,242
Haseko Corp.	8,000	74,597
Idemitsu Kosan Co., Ltd.	2,700	47,457
ITOCHU Corp.	31,600	353,904
Japan Airlines Co., Ltd.	3,600	110,869
Japan Petroleum Exploration Co., Ltd.	500	16,755
JFE Holdings, Inc.	10,600	265,182
JTEKT Corp.	10,400	163,326
K’s Holdings Corp.	1,600	49,396
Kaneka Corp.	5,000	33,146
Kawasaki Kisen Kaisha Ltd.	24,000	73,145
KDDI Corp.	6,900	478,870
Kewpie Corp.	3,300	78,666
Kinden Corp.	2,000	24,976
Kyowa Exeo Corp.	6,000	58,589
Marubeni Corp.	19,900	122,355
Mitsubishi Electric Corp.	17,000	199,299
Mitsubishi Materials Corp.	30,000	103,376
Mitsubishi UFJ Financial Group, Inc.	151,400	986,060
Mitsui & Co., Ltd.	9,900	137,652
Mizuho Financial Group, Inc.	150,800	277,887
Nichirei Corp.	22,000	113,115
Nippon Telegraph & Telephone Corp.	4,100	255,546
Nippon Yusen KK	33,000	99,101
Nissan Motor Co., Ltd.	27,500	289,722
ORIX Corp.	13,300	189,116
Osaka Gas Co., Ltd.	44,000	181,503
Resona Holdings, Inc.	30,200	169,748
Ricoh Co., Ltd.	12,400	123,236
Sanwa Holdings Corp.	11,000	78,746
Seiko Epson Corp.	4,300	158,261
Seino Holdings Co., Ltd.	5,000	57,043
Sekisui House Ltd.	14,100	189,873
Senko Co., Ltd.	5,000	28,888
Seven & I Holdings Co., Ltd.	3,300	126,183
Sumitomo Forestry Co., Ltd.	4,200	43,794
Sumitomo Mitsui Financial Group, Inc.	7,800	310,780
Sumitomo Osaka Cement Co., Ltd.	14,000	42,963
Sumitomo Rubber Industries Ltd.	13,000	225,027
Suzuki Motor Corp.	4,400	139,231
Tokai Rika Co., Ltd.	6,000	127,945
Tosoh Corp.	19,000	95,314
Toyota Motor Corp.	11,000	743,536
Tsubakimoto Chain Co.	2,000	16,105
Yokohama Rubber Co., Ltd.	19,000	193,445

		10,028,788

Korea (Republic of)—0.9%
Hyundai Marine & Fire Insurance Co., Ltd.	1,260	31,291
Korea Electric Power Corp.	1,300	53,555
Korea Gas Corp. (d)	957	36,973
LG Display Co., Ltd. (d)	3,545	110,066
LG Electronics, Inc.	1,621	91,307
POSCO	299	72,841
Samsung Electronics Co., Ltd. GDR (d)	241	149,661
SK Hynix, Inc.	2,178	92,453
SK Telecom Co., Ltd.	737	193,419

		831,566

Malaysia—0.2%
Tenaga Nasional Bhd.	48,500	198,001

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Mexico—0.2%
Gruma S.A.B. de C.V. ADR	1,358	$67,248
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	364	24,643
Industrias Bachoco S.A.B. de C.V. ADR	1,447	73,826
Mexico Real Estate Management S.A. de C.V. REIT	23,700	40,867

		206,584

Netherlands—0.7%
Aegon NV	8,452	65,382
AerCap Holdings NV (d)	2,603	115,833
ASM International NV	2,747	124,262
BE Semiconductor Industries NV	4,269	112,496
BinckBank NV	2,831	21,430
Boskalis Westminster NV	828	38,409
Reed Elsevier NV	2,320	57,524
Royal Dutch Shell PLC, Class A	4,224	137,916

		673,252

New Zealand—0.0%
Air New Zealand Ltd.	17,622	37,935

Norway—1.0%
DNB ASA	42,099	684,636
Kongsberg Automotive ASA (d)	33,927	25,089
Leroy Seafood Group ASA	2,361	80,939
Salmar ASA	3,265	53,393
SpareBank 1 SMN	22,093	172,474

		1,016,531

Philippines—0.2%
Universal Robina Corp.	48,260	238,311

Poland—0.1%
Energa S.A.	12,006	72,879
Tauron Polska Energia S.A.	25,736	34,006

		106,885

Portugal—0.1%
Sonae SGPS S.A.	62,053	88,711

Singapore—0.5%
AIMS AMP Capital Industrial REIT	22,000	23,568
DBS Group Holdings Ltd.	14,000	200,743
Ezion Holdings Ltd.	37,200	30,370
Fortune REIT	60,000	67,964
Oversea-Chinese Banking Corp., Ltd.	13,000	99,851
Yangzijiang Shipbuilding Holdings Ltd.	66,000	59,334

		481,830

South Africa—0.5%
FirstRand Ltd.	21,270	97,427
Liberty Holdings Ltd.	3,235	39,197
Sasol Ltd.	4,043	145,944
Sibanye Gold Ltd. ADR	4,332	45,876
Telkom S.A. SOC Ltd. (d)	15,518	109,269

		437,713

Spain—0.7%
Banco de Sabadell S.A.	52,997	145,120
Banco Santander S.A.	48,411	353,963
Gas Natural SDG S.A.	5,795	139,824
Mapfre S.A.	13,241	46,396

		685,303

Sweden—1.0%
Bilia AB, Class A	675	22,174
Holmen AB, Class B	1,388	48,239
Loomis AB, Class B	1,846	60,601
NCC AB, Class B	1,380	48,366
Nordea Bank AB	13,259	178,764
Skandinaviska Enskilda Banken AB, Class A	30,899	389,852
Swedbank AB, Class A	8,942	232,754

		980,750

	Shares	Value*

Switzerland—2.1%
ACE Ltd.	2,530	$288,445
Bucher Industries AG	413	108,686
Georg Fischer AG	135	96,977
Givaudan S.A. (d)	121	232,366
Novartis AG	8,835	903,592
Swiss Life Holding AG (d)	460	109,231
Swiss Re AG (d)	2,198	202,044
TE Connectivity Ltd.	2,015	145,342

		2,086,683

Taiwan—1.2%
Asustek Computer, Inc.	8,000	83,020
Hon Hai Precision Industry Co., Ltd.	31,200	86,213
Inventec Corp.	105,000	80,278
Mega Financial Holding Co., Ltd.	187,000	148,324
Pegatron Corp.	56,000	153,238
Taishin Financial Holding Co., Ltd.	313,933	134,172
Taiwan Semiconductor Manufacturing Co., Ltd.	84,000	400,770
Vanguard International Semiconductor Corp.	71,000	123,178

		1,209,193

Thailand—0.3%
Kasikornbank PCL	26,800	179,030
Krung Thai Bank PCL (b)	49,100	34,616
PTT Global Chemical PCL (b)	9,100	15,755
PTT PCL (b)	5,800	61,446
Thai Union Frozen Products PCL (b)	60,100	39,837

		330,684

Turkey—0.2%
Eregli Demir ve Celik Fabrikalari TAS	54,838	92,256
TAV Havalimanlari Holding AS	4,287	34,257
Tekfen Holding AS (d)	11,697	25,885
Turk Telekomunikasyon AS	9,399	27,361

		179,759

United Kingdom—4.7%
Aviva PLC	22,543	186,625
Barratt Developments PLC	10,320	81,894
Beazley PLC	11,307	50,416
Bellway PLC	2,131	65,330
Berendsen PLC	1,741	29,547
Berkeley Group Holdings PLC	2,262	91,173
Bovis Homes Group PLC	6,384	95,042
BP PLC	21,562	148,492
Britvic PLC	6,960	82,088
DCC PLC	824	49,133
Delphi Automotive PLC	1,588	125,198
easyJet PLC	13,456	358,838
Galliford Try PLC	1,771	40,947
Home Retail Group PLC	24,123	75,322
Interserve PLC	5,405	52,371
Ithaca Energy, Inc. (d)	24,455	16,041
ITV PLC	30,390	105,584
Keller Group PLC	3,467	54,102
Legal & General Group PLC	54,913	236,320
Lloyds Banking Group PLC (d)	145,056	176,697
Lookers PLC	10,829	25,679
Mondi PLC	18,001	368,759
National Express Group PLC	15,096	66,116
Next PLC	1,532	177,089
Pace PLC	6,939	35,786
Paragon Group of Cos. PLC	6,280	41,622
Persimmon PLC (d)	3,041	82,574
Royal Dutch Shell PLC, Class B	23,695	803,114
RPC Group PLC	3,369	30,459
Shire PLC	6,334	510,971
Taylor Wimpey PLC	35,768	79,593
Trinity Mirror PLC (d)	11,183	34,918
WH Smith PLC	12,139	251,026

		4,628,866

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

United States—52.0%
A Schulman, Inc.	1,350	$57,483
ABM Industries, Inc.	1,607	49,962
Actavis PLC (d)	2,145	624,967
Activision Blizzard, Inc.	12,903	300,898
Aetna, Inc.	4,823	480,130
AG Mortgage Investment Trust, Inc. REIT	4,235	79,660
AGL Resources, Inc.	2,580	126,704
Air Lease Corp.	2,550	97,512
Alaska Air Group, Inc.	4,776	303,992
Allergan, Inc.	704	163,849
Alliance Data Systems Corp. (d)	1,254	349,252
Allstate Corp.	3,684	260,090
Altria Group, Inc.	2,511	141,344
Amdocs Ltd.	1,854	97,335
Ameren Corp.	5,478	232,322
American Airlines Group, Inc.	2,486	119,079
American Capital Mortgage Investment Corp. REIT	3,146	58,044
American Electric Power Co., Inc.	3,844	221,338
American Financial Group, Inc.	1,696	106,848
American Railcar Industries, Inc.	890	49,982
AmerisourceBergen Corp.	1,843	189,387
Amgen, Inc.	5,666	893,642
Amtrust Financial Services, Inc.	1,216	65,542
Andersons, Inc. (c)	677	29,971
Annaly Capital Management, Inc. REIT	7,939	84,312
Anthem, Inc.	1,907	279,280
Apollo Commercial Real Estate Finance, Inc. REIT	2,119	36,214
Apollo Education Group, Inc. (d)	2,156	59,613
Apollo Investment Corp.	6,955	54,179
Apple, Inc.	20,160	2,589,754
Aramark	3,243	102,641
Archer-Daniels-Midland Co.	5,841	279,667
Arlington Asset Investment Corp., Class A	1,343	33,562
ARRIS Group, Inc. (d)	1,646	48,359
Arrow Electronics, Inc. (d)	586	36,309
Associated Banc-Corp	3,262	60,804
AT&T, Inc.	23,255	803,693
Avery Dennison Corp.	1,995	106,832
Avista Corp.	3,539	120,680
Avnet, Inc.	2,159	98,904
Becton Dickinson and Co.	1,904	279,355
Belden, Inc.	948	84,163
Benchmark Electronics, Inc. (d)	1,962	46,029
Boston Private Financial Holdings, Inc.	3,545	44,490
Broadcom Corp., Class A	1,738	78,610
Brocade Communications Systems, Inc.	8,726	108,115
Brown Shoe Co., Inc.	1,521	45,630
Capital One Financial Corp.	2,712	213,462
Capstead Mortgage Corp. REIT	8,238	98,609
Centene Corp. (d)	1,046	64,287
CenturyLink, Inc.	4,269	161,624
Chemed Corp.	690	80,371
Chesapeake Utilities Corp.	1,164	54,941
Chevron Corp.	10,576	1,128,248
Cigna Corp.	2,536	308,454
Cisco Systems, Inc.	27,622	815,125
CMS Energy Corp.	8,105	284,729
CNA Financial Corp.	1,871	78,264
Comcast Corp., Class A	17,458	1,033,012
Community Health Systems, Inc. (d)	803	38,962
Computer Sciences Corp.	3,284	232,901
CONMED Corp.	2,869	147,180
ConocoPhillips	14,097	919,124
Consolidated Edison, Inc.	2,048	129,311
Convergys Corp.	5,034	112,510
Cooper Cos., Inc.	1,691	277,273
Crane Co.	1,241	82,936

	Shares	Value*

CVS Health Corp.	7,824	$812,679
Cytec Industries, Inc.	1,192	62,616
Deluxe Corp.	2,785	185,342
DeVry Education Group, Inc.	1,230	44,957
Dillard’s, Inc., Class A	1,397	181,834
Discover Financial Services	7,289	444,483
Dr. Pepper Snapple Group, Inc.	2,436	191,932
DST Systems, Inc.	834	88,646
Duke Energy Corp.	4,269	335,330
Eastman Chemical Co.	2,569	191,288
Edison International	5,164	331,787
EMC Corp.	6,067	175,579
Entergy Corp.	3,138	249,502
Enterprise Financial Services Corp.	1,787	35,954
Euronet Worldwide, Inc. (d)	704	39,776
EverBank Financial Corp.	3,060	55,019
Exelon Corp.	7,127	241,748
Expedia, Inc.	554	50,829
Exxon Mobil Corp.	5,963	527,964
Fidelity National Information Services, Inc.	1,785	120,648
First Interstate Bancsystem, Inc., Class A	1,613	42,567
First Merchants Corp.	1,449	32,689
Foot Locker, Inc.	3,099	174,071
GameStop Corp., Class A	2,530	93,534
GATX Corp.	3,348	208,413
General Electric Co.	11,804	306,786
Gilead Sciences, Inc. (d)	5,497	569,104
Global Cash Access Holdings, Inc. (d)	3,173	22,560
Global Payments, Inc.	571	52,452
Google, Inc., Class A (d)	344	193,545
Google, Inc., Class C (d)	351	195,998
Great Plains Energy, Inc.	3,284	87,387
Green Plains, Inc.	976	22,692
Halyard Health, Inc. (d)	525	24,171
Hanesbrands, Inc.	1,984	253,039
Hanover Insurance Group, Inc.	1,460	102,550
HCC Insurance Holdings, Inc.	2,092	116,901
Health Net, Inc. (d)	1,837	105,352
Heartland Payment Systems, Inc.	853	41,823
Helmerich & Payne, Inc.	2,935	196,821
Hewlett-Packard Co.	17,484	609,143
Humana, Inc.	1,269	208,598
Huntsman Corp.	1,962	44,067
Iconix Brand Group, Inc. (c)(d)	1,519	51,297
Ingram Micro, Inc., Class A (d)	4,518	111,640
Intel Corp.	26,066	866,694
International Business Machines Corp.	4,336	702,172
Intersil Corp., Class A	4,488	69,968
j2 Global, Inc.	950	63,887
Jack in the Box, Inc.	481	46,508
Jarden Corp. (d)	2,253	119,567
Johnson & Johnson	13,862	1,420,994
JPMorgan Chase & Co.	13,597	833,224
Kaiser Aluminum Corp.	416	31,429
KeyCorp	4,906	68,341
Kimberly-Clark Corp.	2,420	265,377
Kohl’s Corp.	2,198	162,212
Kroger Co.	14,012	996,954
Lam Research Corp.	4,411	363,731
Lear Corp.	2,007	218,602
Lincoln National Corp.	7,579	436,854
Littelfuse, Inc.	681	68,318
LyondellBasell Industries NV, Class A	2,997	257,472
Macy’s, Inc.	3,689	235,063
MainSource Financial Group, Inc.	2,136	39,965
Mallinckrodt PLC (d)	3,788	442,135
Manpowergroup, Inc.	1,943	156,334
Marriott Vacations Worldwide Corp.	684	52,025
McKesson Corp.	2,328	532,414
Mentor Graphics Corp.	4,992	117,112
MetLife, Inc.	7,243	368,162

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Micron Technology, Inc. (d)	7,616	$233,583
Microsoft Corp.	17,321	759,526
Molson Coors Brewing Co., Class B	3,323	252,182
Morgan Stanley	6,896	246,808
Mylan, Inc. (d)	6,711	384,708
Nabors Industries Ltd.	2,550	32,666
Natus Medical, Inc. (d)	1,125	40,264
Norfolk Southern Corp.	2,464	268,970
Northrop Grumman Corp.	4,414	731,444
O’Reilly Automotive, Inc. (d)	546	113,639
Olin Corp.	1,744	48,902
Omega Healthcare Investors, Inc. REIT	3,343	133,921
Omnicare, Inc.	2,655	203,745
ON Semiconductor Corp. (d)	16,718	213,154
Oracle Corp.	5,846	256,172
Packaging Corp. of America	1,255	103,989
PartnerRe Ltd.	2,117	242,396
Penske Automotive Group, Inc.	2,068	102,014
PG&E Corp.	2,780	149,369
PharMerica Corp. (d)	9,802	245,050
Pinnacle Foods, Inc.	2,572	93,364
PNC Financial Services Group, Inc.	4,019	369,587
Popular, Inc. (d)	1,391	48,003
Providence Service Corp. (d)	885	40,710
Prudential Financial, Inc.	3,270	264,379
PTC, Inc. (d)	2,367	82,028
Public Service Enterprise Group, Inc.	3,315	139,429
Qorvo, Inc.	219	15,199
QUALCOMM, Inc.	9,937	720,532
Quest Diagnostics, Inc.	3,157	221,432
Red Robin Gourmet Burgers, Inc. (d)	745	62,185
Reinsurance Group of America, Inc.	1,089	97,259
Reynolds American, Inc.	3,578	270,568
Royal Caribbean Cruises Ltd.	3,307	252,721
Ryder System, Inc.	986	92,674
Salix Pharmaceuticals Ltd. (d)	712	111,926
Sanderson Farms, Inc.	1,072	91,345
SanDisk Corp.	4,404	352,012
Sanmina Corp. (d)	4,909	111,434
SCANA Corp.	1,630	92,828
Select Medical Holdings Corp.	3,437	46,606
Skyworks Solutions, Inc.	2,131	186,995
Snap-on, Inc.	264	38,869
SS&C Technologies Holdings, Inc.	784	47,573
St. Jude Medical, Inc.	2,627	175,168
SunTrust Banks, Inc.	3,385	138,785
Symetra Financial Corp.	2,955	66,724
SYNNEX Corp.	936	71,370
Syntel, Inc. (d)	974	48,116
Teleflex, Inc.	388	47,216
Thermo Fisher Scientific, Inc.	4,377	569,010
Time Warner Cable, Inc.	903	139,107
Tower International, Inc. (d)	1,612	43,637
Travelers Cos., Inc.	4,260	457,694
Trinity Industries, Inc.	4,809	161,679
Tutor Perini Corp. (d)	1,691	39,350
Tyson Foods, Inc., Class A	5,702	235,550
Umpqua Holdings Corp.	3,010	49,785
Union Pacific Corp.	8,289	996,835
United Continental Holdings, Inc. (d)	1,854	120,844
United Therapeutics Corp. (d)	900	139,545
UnitedHealth Group, Inc.	5,021	570,536
Unum Group	3,797	127,427
USANA Health Sciences, Inc. (d)	305	30,503
Valero Energy Corp.	1,516	93,522
Verint Systems, Inc. (d)	1,569	95,513
Verizon Communications, Inc.	18,318	905,825
Viacom, Inc., Class B	483	33,781
Vishay Intertechnology, Inc.	4,399	62,642
Walt Disney Co.	8,643	899,563
Webster Financial Corp.	1,646	56,836
Wells Fargo & Co.	18,636	1,021,066
WesBanco, Inc.	2,827	92,556

	Shares	Value*

West Corp.	1,224	$41,800
Westar Energy, Inc.	4,493	174,553
Western Digital Corp.	2,599	278,041
Whirlpool Corp.	723	153,240
Wintrust Financial Corp.	1,261	59,380
WSFS Financial Corp.	414	32,184
Zimmer Holdings, Inc.	1,790	215,498

		51,069,519

Total Common Stock (cost—$92,027,870)		96,674,257

PREFERRED STOCK—0.5%

Brazil—0.4%
Braskem S.A., Class A	4,500	20,291
Cia Energetica de Sao Paulo, Class B	11,900	98,721
Itau Unibanco Holding S.A.	10,350	133,078
Vale S.A.	13,300	86,722

		338,812

Korea (Republic of)—0.1%
Hyundai Motor Co.	1,192	118,826

Total Preferred Stock (cost—$559,155)		457,638

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $419,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $430,650 including accrued interest (cost—$419,000)	$419	419,000

Total Investments (cost-$93,006,025) (a)—99.3%		97,550,895

Other assets less liabilities—0.7%		645,542

Net Assets—100.0%		$98,196,437

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $36,366,403, representing 37.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $161,647, representing 0.2% of net assets.
(c)	Affiliated security.
(d)	Non-income producing.

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

February 28, 2015 (unaudited) (continued)

(e)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: E-mini S&P 500 Index	4	$421	3/20/15	$4,400
Euro STOXX 50 Index	3	120	3/20/15	14,196
FTSE 100 Index	1	107	3/20/15	5,749
Mini MSCI Emerging Markets Index	2	99	3/20/15	3,824
TOPIX Index	1	128	3/12/15	10,400

				$38,569

(f)	At February 28, 2015, the Fund pledged $392,185 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	13.3%
Insurance	5.9%
Oil, Gas & Consumable Fuels	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Pharmaceuticals	5.0%
Health Care Providers & Services	4.0%
Food & Staples Retailing	3.2%
Automobiles	3.1%
Auto Components	2.9%
Diversified Telecommunication Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%
Media	2.8%
Road & Rail	2.7%
Electric Utilities	2.5%
IT Services	2.4%
Food Products	1.8%
Health Care Equipment & Supplies	1.8%
Software	1.8%
Communications Equipment	1.7%
Biotechnology	1.6%
Household Durables	1.3%
Airlines	1.2%
Electronic Equipment, Instruments & Components	1.2%
Multi-Utilities	1.1%
Trading Companies & Distributors	1.1%
Chemicals	1.1%
Wireless Telecommunication Services	1.0%
Aerospace & Defense	0.9%
Multi-line Retail	0.9%
Machinery	0.9%
Metals & Mining	0.9%
Specialty Retail	0.8%
Real Estate Investment Trust	0.8%
Hotels, Restaurants & Leisure	0.8%
Containers & Packaging	0.7%
Consumer Finance	0.7%
Independent Power and Renewable Electricity Producers	0.7%
Life Sciences Tools & Services	0.7%
Beverages	0.7%
Gas Utilities	0.6%
Commercial Services & Supplies	0.6%
Paper & Forest Products	0.5%
Construction & Engineering	0.5%
Capital Markets	0.5%
Internet Software & Services	0.5%
Real Estate Management & Development	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Industrial Conglomerates	0.5%
Thrifts & Mortgage Finance	0.4%
Tobacco	0.4%
Marine	0.4%
Professional Services	0.3%
Diversified Financial Services	0.3%
Household Products	0.3%
Energy Equipment & Services	0.2%
Air Freight & Logistics	0.2%
Electrical Equipment	0.2%
Diversified Consumer Services	0.2%
Internet & Catalog Retail	0.2%

Water Utilities	0.1%
Building Products	0.1%
Transportation Infrastructure	0.1%
Construction Materials	0.0%
Personal Products	0.0%
Repurchase Agreements	0.4%
Other assets less liabilities	0.7%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.9%

Australia—5.8%
Abacus Property Group REIT	15,398	$36,842
Australia & New Zealand Banking Group Ltd.	7,331	202,245
Bank of Queensland Ltd.	12,918	140,619
Bendigo and Adelaide Bank Ltd.	12,714	127,278
Commonwealth Bank of Australia	734	52,656
CSR Ltd.	17,974	60,502
Dexus Property Group REIT	15,445	95,108
Downer EDI Ltd.	23,059	79,560
Echo Entertainment Group Ltd.	26,937	91,971
Federation Centres REIT	57,288	133,180
Genworth Mortgage Insurance Australia Ltd.	29,581	76,657
Independence Group NL	4,483	19,920
Investa Office Fund REIT	9,573	30,023
Lend Lease Group	11,119	150,467
Orora Ltd.	18,395	32,605
Select Harvests Ltd.	3,224	18,326
Sigma Pharmaceuticals Ltd.	63,522	45,336
Tassal Group Ltd.	11,787	34,524
Transfield Services Ltd. (e)	10,590	12,808
Westpac Banking Corp.	17,690	526,194

		1,966,821

Belgium—1.2%
Anheuser-Busch InBev NV	126	15,984
bpost S.A.	2,677	75,230
Delhaize Group S.A.	1,804	161,973
Elia System Operator S.A.	902	40,784
Exmar NV	1,407	14,808
Ontex Group NV (e)	2,075	61,766
Warehouses De Pauw SCA REIT	258	21,249

		391,794

Bermuda—0.1%
North Atlantic Drilling Ltd.	19,616	31,582

Cayman Islands—0.3%
Phoenix Group Holdings	6,411	84,796

China—0.3%
Global Brands Group Holding Ltd. (e)	238,000	40,818
Huabao International Holdings Ltd.	66,000	50,037
Wasion Group Holdings Ltd.	22,000	21,695

		112,550

Denmark—1.6%
AP Moeller—Maersk A/S, Class B	136	312,641
Bakkafrost P/F	2,123	49,240
Danske Bank A/S	625	16,540
Novo Nordisk A/S, Class B	306	14,643
Schouw & Co.	397	18,832
TDC A/S	15,857	125,278

		537,174

Finland—0.9%
UPM-Kymmene Oyj	16,070	301,459

France—7.2%
APERAM S.A. (e)	1,744	61,616
AXA S.A.	15,129	383,300
Boiron S.A.	173	17,126
Casino Guichard Perrachon S.A.	444	41,721
Coface S.A. (d)(e)	4,007	48,226
Electricite de France S.A.	4,770	131,631
Elior Participations SCA (a)(e)	2,887	47,835
GDF Suez	5,402	119,861
Generale de Sante	1,901	32,909
Lagardere SCA	2,364	67,826
Natixis S.A.	15,389	111,202
Norbert Dentressangle S.A.	156	24,436
Orange S.A.	18,706	341,167
Rallye S.A.	1,178	44,595
Renault S.A.	685	65,688
Sanofi	625	61,130

	Shares	Value*

Suez Environnement Co.	2,189	$38,987
Technicolor S.A. (e)	6,606	40,693
Teleperformance	998	77,026
Total S.A.	4,983	267,710
UBISOFT Entertainment (e)	4,474	82,077
Valeo S.A.	2,161	324,568

		2,431,330

Germany—8.8%
Bayer AG	582	86,083
Daimler AG	5,483	531,099
Deutsche Post AG	6,030	205,279
Deutsche Telekom AG	23,456	437,973
Deutsche Wohnen AG	6,102	168,062
Duerr AG	925	98,984
Hannover Rueck SE	1,550	149,551
K&S AG	4,612	148,855
Krones AG	815	78,570
KUKA AG	1,151	89,427
Merck KGaA	2,889	298,076
MTU Aero Engines Holding AG	1,419	134,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,660	344,552
Rhoen Klinikum AG	1,871	49,144
Siemens AG	132	14,755
Stada Arzneimittel AG	1,287	42,285
TUI AG	4,804	86,950
Wacker Neuson SE	1,094	26,135

		2,990,725

Hong Kong—1.3%
AIA Group Ltd.	19,000	111,494
BOC Hong Kong Holdings Ltd.	8,500	29,908
HK Electric Investments & HK Electric Investments Ltd. (a)	93,000	62,989
Hutchison Whampoa Ltd.	5,000	68,336
Noble Group Ltd.	29,000	20,655
PCCW Ltd.	101,000	64,389
Power Assets Holdings Ltd.	9,500	97,563

		455,334

Ireland—0.8%
Total Produce PLC	3,031	3,660
XL Group PLC	6,926	250,721

		254,381

Israel—0.4%
Bank Hapoalim BM	28,366	128,063

Italy—3.5%
Enel SpA	68,890	317,566
Hera SpA	28,746	69,719
Intesa Sanpaolo SpA	111,098	370,714
Snam SpA	53,273	269,608
Terna Rete Elettrica Nazionale SpA	25,915	116,911
UniCredit SpA	7,834	52,095

		1,196,613

Japan—22.9%
Accordia Golf Co., Ltd.	4,700	46,438
Aderans Co., Ltd.	2,300	21,001
AOKI Holdings, Inc.	3,500	43,154
Aoyama Trading Co., Ltd.	2,300	76,799
Aozora Bank Ltd.	39,000	140,591
Arrk Corp. (e)	15,600	18,108
As One Corp.	500	14,783
Asahi Holdings, Inc.	2,300	38,979
Asahi Kasei Corp.	26,000	268,756
Awa Bank Ltd.	5,000	28,920
Chiyoda Co., Ltd.	1,700	39,460
Chudenko Corp.	1,700	29,191
Coca-Cola East Japan Co., Ltd.	2,900	51,051
COMSYS Holdings Corp.	4,700	56,873
DCM Holdings Co., Ltd.	6,600	48,393
Duskin Co., Ltd.	2,900	48,237
EDION Corp.	5,900	48,364
FUJIFILM Holdings Corp.	1,100	37,874

Schedule of Investments

AllianzGI Best Styles International Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Gunze Ltd.	11,000	$29,944
Heiwa Corp.	1,700	35,758
Hitachi Ltd.	39,000	267,019
Hokkoku Bank Ltd.	5,000	18,201
Hokuriku Electric Power Co.	5,300	70,668
Honda Motor Co., Ltd.	12,200	403,517
Inabata & Co., Ltd.	2,300	22,317
J Trust Co., Ltd.	4,100	35,263
Japan Petroleum Exploration Co., Ltd.	1,100	36,861
JFE Holdings, Inc.	11,400	285,196
Kasumi Co., Ltd. (c)	3,500	28,702
Kato Sangyo Co., Ltd.	500	10,006
Kawasaki Kisen Kaisha Ltd.	23,000	70,097
Kissei Pharmaceutical Co., Ltd.	1,700	48,384
Kiyo Bank Ltd.	2,900	40,145
Kokuyo Co., Ltd.	5,300	46,657
Kurabo Industries Ltd.	1,000	1,720
Kuraray Co., Ltd.	1,700	23,406
Kuroda Electric Co., Ltd.	2,300	35,104
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	26,069
Marubeni Corp.	44,500	273,607
Marudai Food Co., Ltd.	5,000	16,839
Megmilk Snow Brand Co., Ltd.	2,900	37,367
Mitsubishi Chemical Holdings Corp.	26,000	144,946
Mitsubishi Gas Chemical Co., Inc.	5,000	25,880
Mitsubishi Materials Corp.	39,000	134,389
Mitsubishi UFJ Financial Group, Inc.	78,100	508,661
Mitsui & Co., Ltd.	17,700	246,106
Mitsui OSK Lines Ltd.	11,000	39,344
Mizuho Financial Group, Inc.	209,800	386,609
Mochida Pharmaceutical Co., Ltd.	500	30,691
Nagase & Co., Ltd.	6,800	88,222
Nanto Bank Ltd.	5,000	17,985
NEC Networks & System Integration Corp.	1,700	33,741
NH Foods Ltd.	5,000	114,179
Nippon Densetsu Kogyo Co., Ltd.	2,300	36,584
Nippon Flour Mills Co., Ltd.	5,000	24,570
Nippon Steel & Sumitomo Metal Corp.	68,000	180,798
Nissan Motor Co., Ltd.	32,800	345,559
Nisshin Oillio Group Ltd.	5,000	18,679
Nitto Denko Corp.	500	31,761
Otsuka Holdings Co., Ltd.	8,700	260,831
Press Kogyo Co., Ltd.	5,000	19,675
Ricoh Co., Ltd.	8,000	79,507
Sekisui House Ltd.	1,100	14,813
Senko Co., Ltd.	5,000	28,888
Senshu Ikeda Holdings, Inc.	8,900	41,841
Showa Corp.	3,500	36,805
Sumitomo Corp.	10,200	112,197
Sumitomo Dainippon Pharma Co., Ltd.	3,500	38,208
Sumitomo Electric Industries Ltd.	3,500	45,468
Sumitomo Metal Mining Co., Ltd.	12,000	189,635
Sumitomo Mitsui Financial Group, Inc.	9,500	378,514
Takara Standard Co., Ltd.	5,000	41,469
Toagosei Co., Ltd.	11,000	49,818
Tohoku Electric Power Co., Inc.	1,100	12,898
Torii Pharmaceutical Co., Ltd.	500	13,896
Toyota Motor Corp.	10,900	736,777
West Japan Railway Co.	5,300	302,275
Yellow Hat Ltd.	500	9,851
Yokohama Reito Co., Ltd.	2,300	16,137

		7,758,026

Netherlands—1.8%
AerCap Holdings NV (e)	2,882	128,249
BE Semiconductor Industries NV	1,973	51,992
Boskalis Westminster NV	2,497	115,832
Heineken Holding NV	2,134	148,186
NN Group NV (e)	4,413	126,072
Unilever NV	1,052	45,719

		616,050

	Shares	Value*

New Zealand—0.4%
Air New Zealand Ltd.	39,919	$85,933
Sky Network Television Ltd.	11,420	48,349

		134,282

Norway—3.4%
Atea ASA	3,988	44,999
Austevoll Seafood ASA	7,129	43,194
Borregaard ASA	4,404	27,862
BW Offshore Ltd.	35,444	28,366
DNB ASA	17,965	292,156
Leroy Seafood Group ASA	1,203	41,241
Marine Harvest ASA	8,704	109,609
Salmar ASA	3,995	65,331
Ship Finance International Ltd.	3,224	51,616
Sparebank 1 Nord Norge	2,906	15,163
SpareBank 1 SMN	5,421	42,320
Veidekke ASA	2,418	28,861
Yara International ASA	6,225	342,395

		1,133,113

Singapore—0.6%
DBS Group Holdings Ltd.	5,000	71,694
Fortune Real Estate Investment Trust REIT	41,000	46,442
Mapletree Logistics Trust REIT	66,000	59,566
Religare Health Trust UNIT	29,000	22,662
United Engineers Ltd.	5,000	10,383

		210,747

Spain—3.4%
Applus Services S.A. (e)	4,747	58,163
Banco Santander S.A.	60,682	443,684
Gas Natural SDG S.A.	9,816	236,844
Iberdrola S.A.	48,137	328,530
Merlin Properties Socimi S.A. REIT (e)	6,788	91,153

		1,158,374

Sweden—3.8%
BillerudKorsnas AB	3,779	59,962
Boliden AB	8,320	168,203
ICA Gruppen AB	3,267	116,596
Klovern AB, Class A	13,665	18,101
Loomis AB, Class B	2,792	91,656
Securitas AB, Class B	1,534	21,821
Skanska AB, Class B	12,563	313,149
Swedbank AB, Class A	12,137	315,917
Tele2 AB, Class B	10,625	124,652
Telefonaktiebolaget LM Ericsson, Class B	3,405	43,972

		1,274,029

Switzerland—8.9%
ACE Ltd.	2,127	242,499
Aryzta AG	1,083	86,038
Aryzta AG	1,735	138,777
Baloise Holding AG	397	51,654
Flughafen Zuerich AG	29	20,777
Nestle S.A.	5,662	442,507
Novartis AG	8,882	908,399
Pargesa Holding S.A.	1,132	85,203
Roche Holdings AG	1,104	300,828
Siegfried Holding AG (e)	126	21,147
Swiss Life Holding AG (e)	547	129,890
Swiss Re AG	1,475	135,584
Swisscom AG	107	61,335
Zurich Insurance Group AG (e)	1,200	383,771

		3,008,409

United Kingdom—19.5%
3i Group PLC	19,928	151,393
AstraZeneca PLC	2,222	153,127
Aviva PLC	32,560	269,551
Barratt Developments PLC	16,839	133,625
Bellway PLC	4,070	124,775
Berkeley Group Holdings PLC	3,054	123,096
Bovis Homes Group PLC	5,108	76,045
BP PLC	86,301	594,331
Brit PLC (a)	6,997	32,816
British American Tobacco PLC	805	46,933
BT Group PLC	60,200	422,081
Cranswick PLC	775	17,158
Direct Line Insurance Group PLC	13,093	66,019

Schedule of Investments

AllianzGI Best Styles International Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

easyJet PLC	4,893	$130,484
Enterprise Inns PLC (e)	24,238	39,291
Evraz PLC	19,851	60,221
Galliford Try PLC	2,779	64,252
GlaxoSmithKline PLC	2,526	59,895
Go-Ahead Group PLC	1,515	60,799
Greggs PLC	5,385	72,918
Hammerson PLC REIT	2,196	22,877
HSBC Holdings PLC	77,013	686,509
International Consolidated Airlines Group S.A. (e)	19,076	170,229
International Consolidated Airlines Group S.A. (e)	32,643	291,098
Legal & General Group PLC	72,873	313,611
Lloyds Banking Group PLC (e)	353,290	430,353
National Grid PLC	18,596	254,368
Navigator Holdings Ltd. (e)	2,785	51,272
Northgate PLC	3,820	36,648
Pace PLC	12,847	66,256
Persimmon PLC (e)	5,724	155,427
Petra Diamonds Ltd. (e)	17,348	50,235
Royal Dutch Shell PLC, Class A	18,582	605,374
Royal Dutch Shell PLC, Class B	14,053	476,310
Safestore Holdings PLC REIT	4,085	17,605
Shire PLC	800	64,537
Spirit Pub Co. PLC	33,801	62,255
Taylor Wimpey PLC	57,817	128,657
Vodafone Group PLC	4,308	14,911
Xchanging PLC	6,847	15,229

		6,612,571

Total Common Stock (cost—$31,247,090)		32,788,223

PREFERRED STOCK—2.5%

Germany—2.1%
Henkel AG & Co. KGaA	2,765	327,333
Volkswagen AG	1,516	382,648

		709,981

Spain—0.4%
Grifols S.A., Class B	3,479	114,872

Total Preferred Stock (cost—$763,802)		824,853

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $152,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $158,400 including accrued interest (cost—$152,000)	$152	152,000

Total Investments (cost—$32,162,892) (b)—99.8%		33,765,076

Other assets less liabilities—0.2%		81,378

Net Assets—100.0%		$33,846,454

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $32,212,841, representing 95.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $28,702, representing 0.1% of net assets.
(d)	Affiliated security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.7%
Insurance	9.0%
Automobiles	7.3%
Pharmaceuticals	7.1%
Oil, Gas & Consumable Fuels	6.2%
Diversified Telecommunication Services	4.3%
Food Products	4.0%
Metals & Mining	3.5%
Electric Utilities	3.3%
Chemicals	3.3%
Trading Companies & Distributors	2.8%
Household Durables	2.4%
Airlines	2.1%
Construction & Engineering	1.9%
Real Estate Investment Trust	1.7%
Gas Utilities	1.5%
Food & Staples Retailing	1.4%
Multi-Utilities	1.4%
Road & Rail	1.3%
Auto Components	1.3%
Marine	1.2%
Real Estate Management & Development	1.0%
Household Products/Wares	1.0%
Hotels, Restaurants & Leisure	1.0%
Machinery	1.0%
Commercial Services & Supplies	0.9%
Air Freight & Logistics	0.9%
Paper & Forest Products	0.9%
Electronic Equipment, Instruments & Components	0.9%
Beverages	0.7%
Specialty Retail	0.6%
Health Care Providers & Services	0.5%
Professional Services	0.5%
Media	0.4%
Capital Markets	0.4%
Wireless Telecommunication Services	0.4%
Aerospace & Defense	0.4%
Biotechnology	0.4%
Diversified Financial Services	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Communications Equipment	0.3%
Containers & Packaging	0.3%
Personal Products	0.3%
Software	0.3%
IT Services	0.2%
Industrial Conglomerates	0.2%
Thrifts & Mortgage Finance	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Construction Materials	0.2%
Energy Equipment & Services	0.2%
Semiconductors & Semiconductor Equipment	0.2%
Tobacco	0.1%
Building Products	0.1%
Leisure Equipment & Products	0.1%
Consumer Finance	0.1%
Life Sciences Tools & Services	0.1%
Transportation Infrastructure	0.1%
Repurchase Agreements	0.4%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—1.3%
Curtiss-Wright Corp.	750	$54,435
Esterline Technologies Corp. (b)	792	93,337
Northrop Grumman Corp.	2,013	333,574
Raytheon Co.	4,003	435,407

		916,753

Air Freight & Logistics—0.2%
FedEx Corp.	729	129,018

Airlines—1.8%
Alaska Air Group, Inc.	4,351	276,941
American Airlines Group, Inc.	6,319	302,680
Delta Air Lines, Inc.	5,555	247,309
JetBlue Airways Corp. (b)	2,922	50,229
Southwest Airlines Co.	8,841	382,285

		1,259,444

Auto Components—0.9%
Delphi Automotive PLC	1,729	136,314
Lear Corp.	1,750	190,610
Magna International, Inc.	2,846	309,347

		636,271

Banks—6.6%
Bank of America Corp.	44,954	710,723
BB&T Corp.	1,896	72,143
Citigroup, Inc.	6,480	339,681
JPMorgan Chase & Co.	15,809	968,775
PNC Financial Services Group, Inc.	2,869	263,833
SunTrust Banks, Inc.	3,418	140,138
Toronto-Dominion Bank	7,430	325,705
U.S. Bancorp	6,249	278,768
Umpqua Holdings Corp.	6,440	106,518
Webster Financial Corp.	1,854	64,019
Wells Fargo & Co.	25,462	1,395,063
Western Alliance Bancorp (b)	2,230	63,310

		4,728,676

Beverages—1.2%
Coca-Cola Co.	4,001	173,243
Dr. Pepper Snapple Group, Inc.	6,828	537,978
PepsiCo, Inc.	1,500	148,470

		859,691

Biotechnology—2.7%
Amgen, Inc.	3,356	529,308
Biogen Idec, Inc. (b)	187	76,593
Celgene Corp. (b)	494	60,036
Gilead Sciences, Inc. (b)	6,828	706,903
PDL BioPharma, Inc.	15,944	111,289
United Therapeutics Corp. (b)	2,731	423,442

		1,907,571

Capital Markets—1.2%
Ameriprise Financial, Inc.	1,125	150,334
Goldman Sachs Group, Inc.	1,920	364,397
Legg Mason, Inc.	645	36,939
Morgan Stanley	7,823	279,985

		831,655

Chemicals—1.7%
Ashland, Inc.	1,125	143,573
CF Industries Holdings, Inc.	360	110,243
Chemtrade Logistics Income Fund UNIT	2,660	44,684
Dow Chemical Co.	11,226	552,768
LyondellBasell Industries NV, Class A	3,333	286,338
Olin Corp.	2,959	82,970

		1,220,576

Commercial Services & Supplies—1.4%
ABM Industries, Inc.	2,313	71,911
ADT Corp.	2,563	100,521
Cintas Corp.	5,416	452,128
Deluxe Corp.	763	50,778
Newalta Corp.	2,551	31,405
Pitney Bowes, Inc.	8,401	194,651
RR Donnelley & Sons Co.	3,668	69,949
Waste Management, Inc.	1,125	61,290

		1,032,633

	Shares	Value*

Communications Equipment—1.2%
ARRIS Group, Inc. (b)	3,564	$104,710
Brocade Communications Systems, Inc.	20,786	257,539
Cisco Systems, Inc.	5,877	173,430
QUALCOMM, Inc.	4,328	313,823

		849,502

Consumer Finance—1.4%
American Express Co.	477	38,919
Capital One Financial Corp.	6,619	520,982
Discover Financial Services	6,736	410,761
Navient Corp.	1,301	27,841

		998,503

Containers & Packaging—1.5%
Avery Dennison Corp.	1,292	69,187
Bemis Co., Inc.	1,333	65,050
CCL Industries, Inc., Class B	1,438	159,111
MeadWestvaco Corp.	2,501	132,703
Packaging Corp. of America	4,559	377,759
Sonoco Products Co.	5,068	237,334

		1,041,144

Diversified Consumer Services—0.7%
DeVry Education Group, Inc.	810	29,605
Graham Holdings Co., Class B	62	61,156
Service Corp. International	15,647	388,828

		479,589

Diversified Financial Services—2.1%
Berkshire Hathaway, Inc., Class B (b)	7,360	1,084,937
Voya Financial, Inc.	8,888	392,761

		1,477,698

Diversified Telecommunication Services—3.4%
AT&T, Inc.	30,902	1,067,973
BCE, Inc.	2,230	97,595
CenturyLink, Inc.	4,397	166,470
Frontier Communications Corp.	46,875	374,063
Verizon Communications, Inc.	14,443	714,206

		2,420,307

Electric Utilities—3.1%
Duke Energy Corp.	4,374	343,578
Edison International	979	62,901
Eversource Energy	1,250	64,688
Exelon Corp.	6,296	213,560
Great Plains Energy, Inc.	2,125	56,546
NextEra Energy, Inc.	3,170	327,968
Portland General Electric Co.	9,443	352,129
Westar Energy, Inc.	8,865	344,405
Xcel Energy, Inc.	12,406	437,684

		2,203,459

Electronic Equipment, Instruments & Components—2.2%
Arrow Electronics, Inc. (b)	1,729	107,129
Avnet, Inc.	7,985	365,793
Benchmark Electronics, Inc. (b)	6,357	149,135
CDW Corp.	6,296	236,918
Corning, Inc.	10,184	248,490
Ingram Micro, Inc., Class A (b)	2,251	55,622
Plexus Corp. (b)	1,458	58,684
SYNNEX Corp.	771	58,789
TE Connectivity Ltd.	3,401	245,314
Vishay Intertechnology, Inc.	2,549	36,298

		1,562,172

Energy Equipment & Services—0.6%
Helmerich & Payne, Inc.	3,140	210,569
Nabors Industries Ltd.	5,752	73,683
Schlumberger Ltd.	2,000	168,320

		452,572

Food & Staples Retailing—2.9%
Alimentation Couche-Tard, Inc., Class B	8,356	322,449
Andersons, Inc. (a)	1,125	49,804
CVS Health Corp.	5,115	531,295
Empire Co., Ltd.	2,188	161,619
George Weston Ltd.	1,896	160,844
Kroger Co.	9,560	680,194

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

SpartanNash Co.	2,231	$59,233
Wal-Mart Stores, Inc.	1,479	124,132

		2,089,570

Food Products—1.5%
Archer-Daniels-Midland Co.	9,281	444,374
JM Smucker Co.	354	40,834
Pilgrim’s Pride Corp. (b)	1,890	51,843
Sanderson Farms, Inc.	1,896	161,558
Tyson Foods, Inc., Class A	8,841	365,222

		1,063,831

Gas Utilities—0.3%
AGL Resources, Inc.	3,865	189,810

Health Care Equipment & Supplies—0.7%
Becton Dickinson and Co.	1,104	161,979
Medtronic PLC	4,675	362,733

		524,712

Health Care Providers & Services—3.9%
Aetna, Inc.	5,138	511,488
Amsurg Corp. (b)	1,750	105,175
Anthem, Inc.	4,281	626,952
Cardinal Health, Inc.	1,000	87,990
Centene Corp. (b)	3,000	184,380
Chemed Corp.	1,146	133,486
Cigna Corp.	2,337	284,249
HealthSouth Corp.	1,875	81,488
McKesson Corp.	604	138,135
MEDNAX, Inc. (b)	822	58,748
Quest Diagnostics, Inc.	1,458	102,264
UnitedHealth Group, Inc.	4,328	491,791

		2,806,146

Hotels, Restaurants & Leisure—0.9%
Cracker Barrel Old Country Store, Inc.	1,104	166,737
Marriott Vacations Worldwide Corp.	917	69,747
Royal Caribbean Cruises Ltd.	672	51,354
Wendy’s Co.	34,954	387,640

		675,478

Household Durables—0.7%
Garmin Ltd.	7,777	385,972
Whirlpool Corp.	708	150,061

		536,033

Household Products—1.2%
Kimberly-Clark Corp.	1,990	218,223
Procter & Gamble Co.	5,393	459,106
Spectrum Brands Holdings, Inc.	2,213	207,314

		884,643

Industrial Conglomerates—1.2%
3M Co.	625	105,406
General Electric Co.	27,731	720,729

		826,135

Insurance—5.5%
ACE Ltd.	5,092	580,539
Allstate Corp.	2,417	170,640
American International Group, Inc.	6,736	372,703
Aspen Insurance Holdings Ltd.	7,707	353,366
Assurant, Inc.	4,699	287,908
Axis Capital Holdings Ltd.	2,501	129,627
Cincinnati Financial Corp.	1,729	91,222
Everest Re Group Ltd.	2,615	463,979
MetLife, Inc.	5,624	285,868
Montpelier Re Holdings Ltd.	4,752	171,262
PartnerRe Ltd.	1,874	214,573
Prudential Financial, Inc.	2,615	211,423
Torchmark Corp.	1,604	85,413
Travelers Cos., Inc.	4,699	504,860

		3,923,383

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (b)	187	71,090

Internet Software & Services—2.2%
Facebook, Inc., Class A (b)	4,652	367,368
Google, Inc., Class A (b)	624	351,081
Google, Inc., Class C (b)	624	348,442
j2 Global, Inc.	7,545	507,401

		1,574,292

	Shares	Value*

IT Services—2.9%
Alliance Data Systems Corp. (b)	396	$110,290
Amdocs Ltd.	3,584	188,160
Broadridge Financial Solutions, Inc.	4,652	247,626
Computer Sciences Corp.	2,084	147,797
Convergys Corp.	3,709	82,896
DH Corp.	2,292	73,668
Euronet Worldwide, Inc. (b)	979	55,313
Heartland Payment Systems, Inc.	3,958	194,061
International Business Machines Corp.	1,920	310,925
Mastercard, Inc., Class A	729	65,705
Paychex, Inc.	2,438	121,498
Science Applications International Corp.	1,688	92,300
Visa, Inc., Class A	1,341	363,827

		2,054,066

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.	1,699	220,870

Machinery—0.8%
American Railcar Industries, Inc.	917	51,499
Caterpillar, Inc.	937	77,677
Crane Co.	830	55,469
PACCAR, Inc.	2,167	138,796
Snap-on, Inc.	708	104,239
Trinity Industries, Inc.	5,252	176,572

		604,252

Media—4.3%
Comcast Corp., Class A	16,759	995,149
DIRECTV (b)	3,100	274,660
Shaw Communications, Inc., Class B	15,393	357,089
Time Warner Cable, Inc.	1,503	231,537
Viacom, Inc., Class B	1,021	71,409
Walt Disney Co.	10,971	1,141,862

		3,071,706

Metals & Mining—0.4%
Alcoa, Inc.	7,607	112,508
Kaiser Aluminum Corp.	546	41,250
Steel Dynamics, Inc.	2,376	43,291
Worthington Industries, Inc.	3,439	92,853

		289,902

Multi-line Retail—1.7%
Canadian Tire Corp., Ltd., Class A	3,055	321,898
Dillard’s, Inc., Class A	3,147	409,614
Kohl’s Corp.	588	43,394
Macy’s, Inc.	6,527	415,900

		1,190,806

Multi-Utilities—2.7%
Atco Ltd., Class I	2,063	79,593
CMS Energy Corp.	8,702	305,701
DTE Energy Co.	5,508	451,821
NiSource, Inc.	2,459	105,516
Public Service Enterprise Group, Inc.	9,420	396,205
SCANA Corp.	7,105	404,630
Vectren Corp.	3,814	170,295

		1,913,761

Oil, Gas & Consumable Fuels—5.2%
Canadian Natural Resources Ltd.	3,501	101,829
Chevron Corp.	5,068	540,654
ConocoPhillips	6,272	408,934
Devon Energy Corp.	2,417	148,863
EOG Resources, Inc.	1,292	115,918
Exxon Mobil Corp.	13,679	1,211,139
Husky Energy, Inc.	12,360	277,732
Murphy Oil Corp.	1,604	81,628
PBF Energy, Inc., Class A	3,897	121,469
Phillips 66	1,709	134,088
SM Energy Co.	2,459	119,311
Valero Energy Corp.	5,555	342,688
Western Refining, Inc.	1,521	71,639
Whitecap Resources, Inc.	5,377	58,067

		3,733,959

Paper & Forest Products—0.4%
Canfor Corp. (b)	2,271	52,138
Clearwater Paper Corp. (b)	1,875	114,488

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Domtar Corp.	1,516	$68,523
Western Forest Products, Inc.	29,679	50,569

		285,718

Personal Products—0.1%
USANA Health Sciences, Inc. (b)	541	54,105

Pharmaceuticals—4.0%
AbbVie, Inc.	3,634	219,857
Actavis PLC (b)	396	115,378
Bristol-Myers Squibb Co.	1,438	87,603
Johnson & Johnson	9,513	975,178
Mallinckrodt PLC (b)	3,333	389,028
Merck & Co., Inc.	4,629	270,982
Mylan, Inc. (b)	3,749	214,911
Pfizer, Inc.	15,948	547,335

		2,820,272

Professional Services—0.1%
Huron Consulting Group, Inc. (b)	649	43,256

Real Estate Investment Trust—0.3%
Annaly Capital Management, Inc.	9,504	100,932
Starwood Property Trust, Inc.	4,627	112,899

		213,831

Road & Rail—1.3%
Norfolk Southern Corp.	2,383	260,128
Ryder System, Inc.	4,513	424,177
Union Pacific Corp.	2,221	267,098

		951,403

Semiconductors & Semiconductor Equipment—3.7%
Intel Corp.	30,718	1,021,374
Lam Research Corp.	1,438	118,578
Marvell Technology Group Ltd.	21,828	351,867
Micron Technology, Inc. (b)	14,537	445,850
NVIDIA Corp.	21,064	464,672
ON Semiconductor Corp. (b)	6,211	79,190
Spansion, Inc., Class A (b)	2,656	95,828
Texas Instruments, Inc.	1,208	71,030

		2,648,389

Software—2.7%
Activision Blizzard, Inc.	7,524	175,460
Mentor Graphics Corp.	3,668	86,051
Microsoft Corp.	25,462	1,116,509
Oracle Corp.	9,560	418,919
SS&C Technologies Holdings, Inc.	1,083	65,716
Verint Systems, Inc. (b)	875	53,266

		1,915,921

Specialty Retail—2.2%
AutoZone, Inc. (b)	62	39,846
Foot Locker, Inc.	5,045	283,378
GameStop Corp., Class A	1,625	60,076
Home Depot, Inc.	3,379	387,740
Lowe’s Cos., Inc.	1,208	89,501
Murphy USA, Inc. (b)	5,647	400,881
O’Reilly Automotive, Inc. (b)	708	147,356

Outerwall, Inc. (b)	979	63,165
Penske Automotive Group, Inc.	1,266	62,452

		1,534,395

Technology Hardware, Storage & Peripherals—5.3%
Apple, Inc.	20,717	2,661,306
Hewlett-Packard Co.	12,199	425,013
Lexmark International, Inc., Class A	3,355	143,124

	Shares	Value*

SanDisk Corp.	3,888	$310,768
Western Digital Corp.	2,082	222,733

		3,762,944

Textiles, Apparel & Luxury Goods—0.4%
Iconix Brand Group, Inc. (a)(b)	6,179	208,665
Skechers U.S.A., Inc., Class A (b)	979	66,709

		275,374

Thrifts & Mortgage Finance—0.6%
Home Loan Servicing Solutions Ltd. (a)	6,586	121,248
New York Community Bancorp, Inc.	17,477	290,293

		411,541

Tobacco—1.0%
Altria Group, Inc.	9,119	513,309
Philip Morris International, Inc.	792	65,704
Reynolds American, Inc.	2,000	151,240

		730,253

Trading Companies & Distributors—1.2%
AerCap Holdings NV (b)	4,314	191,973
Air Lease Corp.	5,085	194,450
GATX Corp.	4,629	288,155
TAL International Group, Inc. (a)	1,333	55,626
United Rentals, Inc. (b)	875	81,428
Veritiv Corp. (b)	753	38,140

		849,772

Total Common Stock (cost—$69,226,038)		69,748,853

RIGHTS (b)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR—Casa Ley	11,157	11,323
Safeway CVR—PDC	11,157	545

Total Rights (cost—$11,826)		11,868

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $1,220,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $1,247,400 including accrued interest (cost—$1,220,000)	$1,220	1,220,000

Total Investments (cost—$70,457,864)—99.6%		70,980,721

Other assets less liabilities—0.4%		307,096

Net Assets-100.0%		$71,287,817

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

CVR—Contingent Value Rights

UNIT—More than one class of securities traded together.

(c)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: E-mini S&P 500 Index	12	$1,262	3/20/15	$56,701

(d)	At February 28, 2015, the Fund pledged $129,093 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI China Equity Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.7%

China—81.5%
Baidu, Inc. ADR (c)	239	$48,696
Bank of China Ltd., Class H	343,500	197,994
Beijing Enterprises Holdings Ltd.	17,500	129,921
China Automation Group Ltd. (c)	500,000	59,955
China Everbright International Ltd.	108,000	150,397
China Life Insurance Co., Ltd., Class H	60,000	257,796
China Merchants Bank Co., Ltd., Class H	78,000	177,649
China Minsheng Banking Corp. Ltd., Class H	99,400	120,412
China Mobile Ltd.	24,500	333,415
China Telecom Corp. Ltd., Class H	316,000	204,297
CSR Corp. Ltd., Class H	205,000	263,271
Digital China Holdings Ltd. (b)	272,000	264,882
Dongfeng Motor Group Co., Ltd., Class H	82,000	130,291
Haitong Securities Co., Ltd., Class H	17,600	42,010
Industrial & Commercial Bank of China Ltd., Class H	323,335	237,527
PetroChina Co., Ltd., Class H	186,000	216,604
Ping An Insurance Group Co. of China Ltd., Class H	33,500	371,698
Qingling Motors Co., Ltd., Class H (b)	824,000	283,669
Sino-Ocean Land Holdings Ltd.	78,500	49,439
Tencent Holdings Ltd.	17,100	298,356
Tiangong International Co., Ltd.	812,000	129,857
Zhuzhou CSR Times Electric Co., Ltd., Class H	9,000	50,604
ZTE Corp., Class H	27,600	61,355

		4,080,095

Hong Kong—18.2%
Aeon Stores Hong Kong Co., Ltd.	104,000	118,404
China Overseas Land & Investment Ltd.	30,000	91,301
China State Construction International Holdings Ltd.	52,000	74,548
Goldpac Group Ltd.	199,000	119,812
Hengan International Group Co., Ltd.	5,500	63,187
Hong Kong Exchanges and Clearing Ltd.	8,300	191,685
Le Saunda Holdings Ltd.	122,000	46,720
Man Yue Technology Holdings Ltd.	700,000	106,455
Natural Beauty Bio-Technology Ltd.	1,210,000	98,288

		910,400

Total Investments (cost—$4,735,559) (a)—99.7%		4,990,495

Other assets less liabilities—0.3%		15,039

Net Assets—100.0%		$5,005,534

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,441,438, representing 88.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	14.6%
Insurance	12.5%
Automobiles	8.3%
Electronic Equipment, Instruments & Components	7.4%
Internet Software & Services	7.0%
Wireless Telecommunication Services	6.7%
Machinery	6.5%
Oil, Gas & Consumable Fuels	4.3%
Diversified Telecommunication Services	4.1%
Diversified Financial Services	3.8%
Personal Products	3.3%
Commercial Services & Supplies	3.0%
Real Estate Management & Development	2.8%
Industrial Conglomerates	2.6%
Metals & Mining	2.6%
Technology Hardware, Storage & Peripherals	2.4%
Multi-line Retail	2.4%
Construction & Engineering	1.5%
Communications Equipment	1.2%
Electrical Equipment	1.0%
Textiles, Apparel & Luxury Goods	0.9%
Capital Markets	0.8%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2015 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—83.7%

Apparel & Textiles—0.8%
Iconix Brand Group, Inc.,
1.50%, 3/15/18	$17,360	$20,929,650

Auto Components—0.7%
Meritor, Inc.,
7.875%, 3/1/26	11,340	18,321,188

Auto Manufacturers—3.9%
Fiat Chrysler Automobiles NV,
7.875%, 12/15/16	40,517	53,684,362
Tesla Motors, Inc.,
0.25%, 3/1/19	21,455	18,920,628
1.25%, 3/1/21	9,845	8,399,016
Wabash National Corp.,
3.375%, 5/1/18	14,025	19,871,672

		100,875,678

Biotechnology—8.4%
ANI Pharmaceuticals, Inc.,
3.00%, 12/1/19	8,380	10,097,900
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	13,695	18,265,706
1.50%, 10/15/20	8,955	12,324,319
Emergent Biosolutions, Inc.,
2.875%, 1/15/21	17,810	21,138,244
Gilead Sciences, Inc.,
1.625%, 5/1/16	4,715	21,444,433
Illumina, Inc. (a)(b),
zero coupon, 6/15/19	33,695	38,117,469
0.50%, 6/15/21	3,735	4,411,969
Incyte Corp.,
0.375%, 11/15/18	12,450	21,235,031
1.25%, 11/15/20	2,655	4,684,415
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 8/15/19	19,465	19,732,644
Medivation, Inc.,
2.625%, 4/1/17	10,010	22,922,900
Regeneron Pharmaceuticals, Inc.,
1.875%, 10/1/16	4,790	23,569,794

		217,944,824

Chemicals—0.9%
RPM International, Inc.,
2.25%, 12/15/20	19,490	23,655,987

Commercial Services—3.8%
Euronet Worldwide, Inc. (a)(b),
1.50%, 10/1/44	22,310	23,676,487
Huron Consulting Group, Inc. (a)(b),
1.25%, 10/1/19	13,830	15,040,125
Live Nation Entertainment, Inc. (a)(b),
2.50%, 5/15/19	26,865	28,846,294
Macquarie Infrastructure Co. LLC,
2.875%, 7/15/19	25,335	29,942,803

		97,505,709

Communications Equipment—0.8%
Brocade Communications Systems, Inc. (b)(e),
1.375%, 1/1/20	20,100	21,381,375

Computers—2.8%
Electronics For Imaging, Inc. (a)(b),
0.75%, 9/1/19	22,155	22,528,866
SanDisk Corp.,
0.50%, 10/15/20	20,805	22,508,409
1.50%, 8/15/17	4,900	7,947,187
Spansion LLC,
2.00%, 9/1/20	7,495	19,547,897

		72,532,359

Diversified Financial Services—2.9%
Air Lease Corp.,
3.875%, 12/1/18	16,110	23,510,531
Cowen Group, Inc. (a)(b),
3.00%, 3/15/19	12,820	14,590,763

	Principal Amount (000s)	Value*

Encore Capital Group, Inc.,
3.00%, 7/1/20	$14,860	$15,723,737
PRA Group, Inc.,
3.00%, 8/1/20	20,195	21,381,456

		75,206,487

Electric Utilities—1.2%
NRG Yield, Inc. (a)(b),
3.50%, 2/1/19	25,200	29,909,250

Electrical Equipment—0.6%
SunPower Corp. (a)(b),
0.875%, 6/1/21	16,755	16,524,619

Energy-Alternate Sources—0.8%
SolarCity Corp. (a)(b),
1.625%, 11/1/19	24,815	21,899,238

Health Care Providers & Services—0.2%
Laboratory Corp. of America Holdings (e),
0.36%, 9/11/21	3,365	5,552,250

Healthcare-Products—4.7%
Cepheid, Inc.,
1.25%, 2/1/21	21,110	23,537,650
Hologic, Inc.,
2.00%, 12/15/37	20,560	29,927,650
NuVasive, Inc.,
2.75%, 7/1/17	20,620	26,019,863
Teleflex, Inc.,
3.875%, 8/1/17	12,325	24,549,859
Wright Medical Group, Inc. (b)(e),
2.00%, 2/15/20	18,610	18,970,569

		123,005,591

Healthcare-Services—2.9%
Anthem, Inc.,
2.75%, 10/15/42	20,505	40,407,666
Molina Healthcare, Inc.,
1.125%, 1/15/20	12,085	19,479,509
1.625%, 8/15/44	11,385	14,323,753

		74,210,928

Home Builders—0.9%
Lennar Corp. (a)(b),
3.25%, 11/15/21	10,910	23,565,600

Home Furnishings—0.5%
TiVo, Inc. (a)(b),
2.00%, 10/1/21	13,220	12,402,013

Insurance—3.0%
AmTrust Financial Services, Inc.,
2.75%, 12/15/44	31,043	27,298,438
Fidelity National Financial, Inc.,
4.25%, 8/15/18	13,690	28,064,500
Radian Group, Inc.,
2.25%, 3/1/19	14,340	22,002,938

		77,365,876

Internet—5.4%
AOL, Inc. (a)(b),
0.75%, 9/1/19	13,900	14,056,375
LinkedIn Corp. (a)(b),
0.50%, 11/1/19	25,755	29,280,344
Priceline Group, Inc.,
0.35%, 6/15/20	1,855	2,188,900
1.00%, 3/15/18	16,315	23,024,544
VeriSign, Inc.,
4.136%, 8/15/37	11,070	21,171,375
WebMD Health Corp.,
1.50%, 12/1/20	8,980	9,552,475
Yahoo!, Inc.,
zero coupon, 12/1/18	37,180	40,177,638

		139,451,651

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Internet Software & Services—0.2%
Trulia, Inc.,
2.75%, 12/15/20	$2,430	$3,850,031

Leisure Time—1.7%
Jarden Corp.,
1.125%, 3/15/34 (a)(b)	22,940	27,857,763
1.875%, 9/15/18	9,290	16,007,831

		43,865,594

Lodging—0.3%
MGM Resorts International,
4.25%, 4/15/15	5,700	6,722,438

Media—1.0%
Liberty Media Corp.,
1.375%, 10/15/23	24,750	24,842,812

Oil, Gas & Consumable Fuels—0.2%
Goodrich Petroleum Corp.,
5.00%, 10/1/32	7,710	3,893,550

Pharmaceuticals—7.9%
Akorn, Inc.,
3.50%, 6/1/16	3,000	18,408,750
Depomed, Inc.,
2.50%, 9/1/21	19,060	25,016,250
Endo Health Solutions, Inc.,
1.75%, 4/15/15	7,625	22,322,188
IGI Laboratories, Inc. (a)(b),
3.75%, 12/15/19	12,025	14,655,469
Jazz Investments I Ltd. (a)(b),
1.875%, 8/15/21	19,505	22,723,325
Mylan, Inc.,
3.75%, 9/15/15	6,530	28,070,837
Omnicare, Inc.,
3.50%, 2/15/44	34,910	42,764,750
Pacira Pharmaceuticals, Inc.,
3.25%, 2/1/19	4,005	18,470,559
Salix Pharmaceuticals Ltd.,
1.50%, 3/15/19	5,390	13,040,431

		205,472,559

Real Estate—0.8%
Brookdale Senior Living, Inc.,
2.75%, 6/15/18	14,990	20,789,256

Real Estate Investment Trust—1.7%
Host Hotels & Resorts L.P. (a)(b),
2.50%, 10/15/29	3,825	6,237,141
iStar Financial, Inc.,
1.50%, 11/15/16 (a)(b)	2,405	2,417,025
3.00%, 11/15/16	13,875	16,884,140
Starwood Property Trust, Inc.,
4.55%, 3/1/18	15,880	17,487,850

		43,026,156

Retail—1.1%
Restoration Hardware Holdings, Inc. (a)(b),
zero coupon, 6/15/19	28,300	28,706,812

Semiconductors—11.0%
Intel Corp.,
3.25%, 8/1/39	28,025	46,346,484
Lam Research Corp.,
1.25%, 5/15/18	28,490	41,452,950
Microchip Technology, Inc.,
1.625%, 2/15/25 (b)(e)	20,855	22,262,712
2.125%, 12/15/37	11,080	22,714,000
Micron Technology, Inc.,
2.375%, 5/1/32	885	2,825,916
3.00%, 11/15/43	45,830	55,397,012
Novellus Systems, Inc.,
2.625%, 5/15/41	4,535	10,810,306
NXP Semiconductors NV (a)(b),
1.00%, 12/1/19	22,650	24,872,531

	Principal Amount (000s)	Value*

SunEdison, Inc.,
0.25%, 1/15/20 (a)(b)	$34,005	$34,812,619
2.00%, 10/1/18	4,950	8,009,719
2.375%, 4/15/22 (b)(e)	14,435	16,131,113

		285,635,362

Software—10.1%
Akamai Technologies, Inc.,
zero coupon, 2/15/19	28,590	30,377,018
Dealertrack Technologies, Inc.,
1.50%, 3/15/17	15,310	18,668,631
Envestnet, Inc.,
1.75%, 12/15/19	17,065	18,579,519
Red Hat, Inc. (a)(b),
0.25%, 10/1/19	15,405	18,312,694
Rovi Corp. (b)(c)(e),
0.50%, 3/1/20	12,575	12,865,797
Salesforce.com, Inc.,
0.25%, 4/1/18	39,310	47,810,787
ServiceNow, Inc.,
zero coupon, 11/1/18	16,800	20,317,500
Synchronoss Technologies, Inc.,
0.75%, 8/15/19	20,640	23,142,600
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	14,315	19,423,666
Verint Systems, Inc.,
1.50%, 6/1/21	28,030	32,059,312
Workday, Inc.,
0.75%, 7/15/18	17,225	21,025,266

		262,582,790

Telecommunications—1.8%
Level 3 Communications, Inc.,
7.00%, 3/15/15	9,110	17,901,150
Palo Alto Networks, Inc. (a)(b),
zero coupon, 7/1/19	20,970	29,646,337

		47,547,487

Transportation—0.7%
Greenbrier Cos., Inc.,
3.50%, 4/1/18	12,020	18,954,038

Total Convertible Bonds (cost—$1,837,991,890)		2,168,129,158

	Shares

CONVERTIBLE PREFERRED STOCK—14.4%

Banks—1.6%
Bank of America Corp., Ser. L (d),
7.25%	17,650	20,650,500
Wells Fargo & Co., Ser. L (d),
7.50%	16,705	20,254,144

		40,904,644

Electric Utilities—1.0%
Exelon Corp.,
6.50%, 6/1/17	544,060	26,985,376

Food Products—1.2%
Tyson Foods, Inc.,
4.75%, 7/15/17	623,480	31,703,958

Health Care Providers & Services—0.7%
Amsurg Corp., Ser. A-1,
5.25%, 7/1/17	155,455	18,965,510

Independent Power Producers & Energy Traders—0.7%
Dynegy, Inc., Ser. A,
5.375%, 11/1/17	191,565	19,242,704

Schedule of Investments

AllianzGI Convertible Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Machinery—1.3%
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	209,315	$29,369,511
6.25%, 11/17/16, UNIT	24,800	2,858,200

		32,227,711

Metals & Mining—0.5%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	288,025	13,940,410

Oil, Gas & Consumable Fuels—2.6%
Chesapeake Energy Corp. (a)(b)(d),
5.75%	39,750	39,029,531
Sanchez Energy Corp., Ser. B (d),
6.50%	354,605	14,893,410
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	234,665	12,786,896

		66,709,837

Pharmaceuticals—2.3%
Actavis PLC, Ser. A,
5.50%, 3/1/18	57,660	59,159,160

Real Estate Investment Trust—1.6%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	258,435	27,442,567
5.50%, 2/15/18	131,020	13,265,775

		40,708,342

Wireless Telecommunication Services—0.9%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	397,100	23,984,840

Total Convertible Preferred Stock (cost—$367,899,457)		374,532,492

COMMON STOCK—0.4%

Airlines—0.4%
United Continental Holdings, Inc. (f) (cost—$4,792,628)	156,925	10,228,372

	Principal Amount (000s)

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $106,257,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $108,383,063 including accrued interest (cost—$106,257,000)	$106,257	106,257,000

Total Investments (cost—$2,316,940,975)—102.6%		2,659,147,022

Liabilities in excess of other assets—(2.6)%		(67,778,819)

Net Assets—100.0%		$2,591,368,203

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $563,853,303, representing 21.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2015.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on February 28, 2015.
(f)	Non-income producing.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.1%

Australia—0.5%
CSL Ltd.	944	$67,974

Brazil—4.8%
Cielo S.A.	14,500	228,373
Porto Seguro S.A.	13,400	147,899
Qualicorp S.A. (b)	26,700	244,544

		620,816

China—17.9%
ANTA Sports Products Ltd.	47,000	93,687
China Everbright Bank Co., Ltd., Class H	578,000	306,249
China Mobile Ltd.	14,000	190,523
China Southern Airlines Co., Ltd., Class H	368,000	182,949
Dongfeng Motor Group Co., Ltd., Class H	76,000	120,758
Great Wall Motor Co., Ltd., Class H	73,500	468,254
Lenovo Group Ltd.	138,000	212,583
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	151,500	316,887
Sihuan Pharmaceutical Holdings Group Ltd.	524,000	310,589
Tencent Holdings Ltd.	5,500	95,963

		2,298,442

France—3.6%
Hermes International	586	188,783
Sanofi	2,869	280,612

		469,395

Hong Kong—5.9%
Hang Seng Bank Ltd.	7,400	134,654
Hengan International Group Co., Ltd.	15,500	178,072
VTech Holdings Ltd.	1,600	22,816
Yue Yuen Industrial Holdings Ltd.	108,000	419,305

		754,847

India—6.4%
Dr Reddy’s Laboratories Ltd. ADR	6,300	331,884
HDFC Bank Ltd. ADR	400	24,804
Tata Motors Ltd. ADR	9,500	467,590

		824,278

Indonesia—2.1%
Bank Central Asia Tbk PT	31,400	34,239
Gudang Garam Tbk PT	56,100	231,604

		265,843

Japan—1.9%
Yamaha Motor Co., Ltd.	9,900	246,230

Korea (Republic of)—18.3%
Amorepacific Corp.	104	270,534
AMOREPACIFIC Group	125	152,255
Com2uS Corp. (b)	882	142,688
Kia Motors Corp.	6,487	268,769

	Shares	Value*

Korean Air Lines Co., Ltd. (b)	3,974	$181,936
KT&G Corp.	2,224	162,027
LG Electronics, Inc.	3,643	205,201
LG Uplus Corp.	11,748	126,824
Samsung Card Co., Ltd.	9,407	321,408
Samsung Electronics Co., Ltd.	149	184,284
SK Telecom Co., Ltd.	533	139,881
SL Corp.	5,388	88,149
Sungwoo Hitech Co., Ltd.	9,490	106,749

		2,350,705

Malaysia—2.6%
AirAsia Bhd.	44,900	32,641
British American Tobacco Malaysia Bhd.	4,700	90,086
IHH Healthcare Bhd.	75,000	115,913
Public Bank Bhd.	18,800	95,534

		334,174

Mexico—0.9%
America Movil S.A.B. de C.V., Ser. L	46,700	49,992
Gruma S.A.B. de C.V., Class B	5,400	66,732

		116,724

Philippines—0.5%
Universal Robina Corp.	13,610	67,207

Poland—0.6%
Orange Polska S.A.	26,836	71,314

Russian Federation—0.4%
Mobile Telesystems OJSC ADR	5,800	57,420

Singapore—1.5%
Singapore Airlines Ltd.	21,700	191,101

South Africa—11.0%
AVI Ltd.	27,594	198,229
FirstRand Ltd.	91,759	420,299
Netcare Ltd.	71,145	250,348
Sanlam Ltd.	27,226	176,441
Telkom S.A. SOC Ltd. (b)	35,927	252,978
Vodacom Group Ltd.	9,991	116,255

		1,414,550

Switzerland—1.1%
Novartis AG	1,395	142,672

Taiwan—7.3%
Asustek Computer, Inc.	10,000	103,775
Chicony Electronics Co., Ltd.	8,000	22,197
Chunghwa Telecom Co., Ltd.	63,000	198,180
CTBC Financial Holding Co., Ltd.	161,000	106,927
Fubon Financial Holding Co., Ltd.	232,000	412,125
Pou Chen Corp.	46,000	66,117
Taishin Financial Holding Co., Ltd.	58,000	24,789

		934,110

Thailand—1.5%
Thai Union Frozen Products PCL NVDR	293,500	194,536

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Turkey—1.7%
Dogus Otomotiv Servis ve Ticaret AS	14,407	$73,500
Turk Hava Yollari (b)	24,662	89,019
Vestel Elektronik Sanayi ve Ticaret AS (b)	19,536	62,158

		224,677

United States—3.6%
Lear Corp.	4,300	468,356

Total Common Stock (cost—$11,811,597)		12,115,371

EQUITY-LINKED SECURITIES (b)—3.1%

India—3.1%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/7/19	25,796	75,324
Aurobindo Pharma Ltd., expires 10/7/19	3,514	58,895
LIC Housing Finance Ltd., expires 10/7/19	10,687	85,817
Lupin Ltd., expires 2/20/20	2,797	78,819
Sun Pharmaceutical Industries Ltd., expires 12/2/19	6,944	99,021

Total Equity-Linked Securities (cost—$405,081)		397,876

EXCHANGE-TRADED FUNDS—1.6%
iShares MSCI India (cost—$187,971)	5,900	197,945

RIGHTS—0.1%

Korea (Republic of)—0.1%
Korean Airlines Co., Ltd., exercise price KRW 35,200, expires 3/4/15 (b) (cost—$0)	731	9,534

	Principal Amount (000s)

Repurchase Agreements—1.0%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $133,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $138,600 including accrued interest (cost—$133,000)	$133	133,000

Total Investments (cost—$12,537,649) (a)—99.9%		12,853,726

Other assets less liabilities—0.1%		18,309

Net Assets—100.0%		$12,872,035

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $9,933,435, representing 77.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

KRW—South Korean Won

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Automobiles	12.1%
Pharmaceuticals	9.7%
Banks	7.3%
Health Care Providers & Services	7.2%
Diversified Financial Services	6.5%
Textiles, Apparel & Luxury Goods	5.9%
Airlines	5.4%
Diversified Telecommunication Services	5.2%
Auto Components	5.1%
Personal Products	4.7%
Wireless Telecommunication Services	4.3%
Technology Hardware, Storage & Peripherals	4.1%
Food Products	4.0%
Tobacco	3.8%
Insurance	2.5%
Consumer Finance	2.5%
Household Durables	2.1%
IT Services	1.8%
Exchange-Traded Funds	1.6%
Software	1.1%
Internet Software & Services	0.8%
Distributors	0.5%
Biotechnology	0.5%
Communications Equipment	0.2%
Repurchase Agreements	1.0%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

February 28, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—66.2%

Brazil—6.0%
Banco ABC Brasil S.A. (a)(b),
7.875%, 4/8/20	$200	$200,208
Banco do Brasil S.A.,
3.875%, 1/23/17	200	204,500
9.00%, 6/18/24 (a)(b)(f)	220	185,900
Caixa Economica Federal (a)(b),
2.375%, 11/6/17	300	287,250
CIMPOR Financial Operations BV (a)(b),
5.75%, 7/17/24	226	179,670
Minerva Luxembourg S.A. (a)(b),
7.75%, 1/31/23	210	207,375
OAS Finance Ltd. (a)(b)(d),
8.00%, 7/2/21	206	25,235
Petrobras Global Finance BV,
3.50%, 2/6/17	300	282,300
Tupy Overseas S.A. (a)(b),
6.625%, 7/17/24	213	195,960

		1,768,398

British Virgin Islands—1.4%
Central Plaza Development Ltd.,
7.125%, 12/2/49	200	201,000
Huarong Finance Co., Ltd.,
4.00%, 7/17/19	200	203,033

		404,033

Cayman Islands—0.7%
Shimao Property Holdings Ltd.,
6.625%, 1/14/20	200	198,500

Chile—4.1%
Banco del Estado de Chile,
3.875%, 2/8/22	257	267,017
Banco Santander Chile (a)(b),
3.875%, 9/20/22	220	228,846
Corp. Nacional del Cobre de Chile,
4.25%, 7/17/42	205	201,530
Embotelladora Andina S.A. (a)(b),
5.00%, 10/1/23	207	224,300
Empresa Electrica Angamos S.A. (a)(b),
4.875%, 5/25/29	300	300,225

		1,221,918

China—4.2%
Big Will Investments Ltd.,
10.875%, 4/29/16	200	208,000
CRCC Yupeng Ltd. (f),
3.95%, 8/1/19	202	205,242
MCC Holding Hong Kong Corp. Ltd.,
2.625%, 6/16/17	200	200,462
Poly Real Estate Finance Ltd.,
4.50%, 8/6/18	200	203,782
Sino-Ocean Land Treasure Finance I Ltd.,
4.625%, 7/30/19	200	202,020
Sunac China Holdings Ltd.,
12.50%, 10/16/17	200	211,500

		1,231,006

Colombia—0.7%
Ecopetrol S.A.,
5.875%, 5/28/45	212	204,559

Croatia—0.8%
Hrvatska Elektroprivreda,
6.00%, 11/9/17	214	225,235

El Salvador—1.4%
AES El Salvador Trust II (a)(b),
6.75%, 3/28/23	210	196,350
Telemovil Finance Co., Ltd. (a)(b),
8.00%, 10/1/17	200	208,250

		404,600

	Principal Amount (000s)	Value*

Guatemala—0.7%
Comcel Trust via Comunicaciones Celulares S.A. (a)(b),
6.875%, 2/6/24	$203	$217,149

Hong Kong—4.3%
China CITIC Bank International Ltd. (h),
3.875%, 9/28/22	200	200,354
CITIC Ltd.,
6.875%, 1/21/18	200	223,804
CLP Power HK Finance Ltd. (f),
4.25%, 11/7/19	206	209,605
FPT Finance Ltd.,
6.375%, 9/28/20	200	219,050
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	200	220,131
Texhong Textile Group Ltd.,
7.625%, 1/19/16	200	206,000

		1,278,944

India—4.3%
Bank of Baroda,
4.875%, 7/23/19	204	220,667
Export-Import Bank of India,
4.00%, 1/14/23	209	216,224
GCX Ltd.,
7.00%, 8/1/19	205	207,517
Indian Oil Corp. Ltd.,
5.625%, 8/2/21	204	227,707
Rolta Americas LLC,
8.875%, 7/24/19	203	200,970
State Bank of India,
4.125%, 8/1/17	200	209,475

		1,282,560

Indonesia—4.1%
Indo Energy Finance II BV,
6.375%, 1/24/23	256	180,480
Jababeka International BV,
7.50%, 9/24/19	200	203,894
Majapahit Holding BV,
7.875%, 6/29/37	236	303,260
Pacific Emerald Pte Ltd.,
9.75%, 7/25/18	200	215,000
Pertamina Persero PT,
4.875%, 5/3/22	304	318,440

		1,221,074

Israel—1.2%
Delek & Avner Tamar Bond Ltd. (a)(b),
2.803%, 12/30/16	150	149,987
4.435%, 12/30/20	200	201,632

		351,619

Kazakhstan—2.8%
KazMunayGas National Co. JSC (a)(b),
4.875%, 5/7/25	300	270,372
5.75%, 4/30/43	450	378,000
6.00%, 11/7/44	200	170,750

		819,122

Mexico—7.2%
Alfa S.A.B. de C.V. (a)(b),
6.875%, 3/25/44	211	234,737
Axtel S.A.B. de C.V. (a)(b)(g),
8.00%, 1/31/20	220	195,228
BBVA Bancomer S.A.,
7.25%, 4/22/20	192	217,440
Cemex S.A.B. de C.V. (b)(c)(e),
4.375%, 3/5/23	€200	223,810
Coca-Cola Femsa S.A.B. de C.V.,
3.875%, 11/26/23	$194	208,977
Comision Federal de Electricidad,
4.875%, 1/15/24	221	233,045

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Gruma S.A.B. de C.V. (a)(b),
4.875%, 12/1/24	$200	$211,750
Petroleos Mexicanos,
5.50%, 6/27/44	304	310,080
Sixsigma Networks Mexico S.A. de C.V. (a)(b),
8.25%, 11/7/21	300	311,250

		2,146,317

Nigeria—2.0%
FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b),
8.00%, 7/23/21	251	188,300
GTB Finance BV (a)(b),
6.00%, 11/8/18	201	175,875
Zenith Bank PLC (a)(b),
6.25%, 4/22/19	250	223,125

		587,300

Panama—1.0%
Avianca Holdings S.A.,
8.375%, 5/10/20	300	310,125

Peru—1.5%
Abengoa Transmision Sur S.A.,
6.875%, 4/30/43	206	232,162
Corp. Financiera de Desarrollo S.A.,
4.75%, 2/8/22	207	222,525

		454,687

Philippines—0.5%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	117	156,341

Qatar—1.0%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	296,875

Republic of Korea—0.7%
Woori Bank Co., Ltd.,
4.75%, 4/30/24	204	217,112

Russian Federation—4.1%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (a)(b),
7.50%, 9/26/19	200	180,024
Gazprom Neft OAO Via GPN Capital S.A. (a)(b),
6.00%, 11/27/23	203	168,490
Gazprom OAO Via Gaz Capital S.A. (a)(b),
4.30%, 11/12/15	200	199,150
Lukoil International Finance BV (a)(b),
6.656%, 6/7/22	385	369,600
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	224	154,784
TMK OAO Via TMK Capital S.A. (a)(b),
6.75%, 4/3/20	203	148,190

		1,220,238

Singapore—0.7%
Oversea-Chinese Banking Corp. Ltd. (h),
4.00%, 10/15/24	200	207,031

South Africa—2.0%
Gold Fields Orogen Holding BVI Ltd. (a)(b),
4.875%, 10/7/20	200	181,000
MTN Mauritius Investments Ltd. (a)(b),
4.755%, 11/11/24	200	200,246

	Principal Amount (000s)		Value*

Myriad International Holdings BV (a)(b),
6.00%, 7/18/20		$200	$224,500

			605,746

Thailand—0.7%
PTT Exploration & Production PCL,
4.875%, 12/29/49		203	204,015

Turkey—3.9%
Akbank TAS (a)(b),
3.875%, 10/24/17		250	254,330
Global Liman Isletmeleri (a)(b),
8.125%, 11/14/21		300	267,375
Turk Telekomunikasyon AS (a)(b),
4.875%, 6/19/24		202	204,626
Turkiye Garanti Bankasi AS (a)(b),
6.25%, 4/20/21		201	218,449
Yasar Holdings AS (a)(b),
8.875%, 5/6/20		200	211,000

			1,155,780

United Arab Emirates—1.8%
ADCB Finance Cayman Ltd.,
4.50%, 3/6/23		202	211,343
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19		114	125,565
Mubadala GE Capital Ltd. (a)(b),
3.00%, 11/10/19		200	200,700

			537,608

United Kingdom—0.6%
Genel Energy Finance PLC (b),
7.50%, 5/14/19		200	175,500

Uruguay—0.7%
Navios South American Logistics, Inc. (a)(b),
7.25%, 5/1/22		213	206,344

Venezuela—1.1%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17		274	124,985
6.00%, 5/16/24		609	202,493

			327,478

Total Corporate Bonds & Notes (cost—$20,537,381)			19,637,214

SOVEREIGN DEBT OBLIGATIONS—22.8%

Brazil—1.7%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/17	BRL	945	319,556
Brazilian Government International Bond,
5.00%, 1/27/45		$206	187,254

			506,810

Chile—0.6%
Chile Government International Bond,
2.25%, 10/30/22		186	186,000

Colombia—1.8%
Colombia Government International Bond,
2.625%, 3/15/23		316	299,884
5.625%, 2/26/44		207	238,050

			537,934

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

Croatia—1.0%
Croatia Government International Bond,
5.50%, 4/4/23		$276	$297,845

Dominican Republic—0.9%
Dominincan Republic International Bond (b),
2.00%, 1/27/45		250	267,500

El Salvador—0.7%
El Salvador Government International Bond,
5.875%, 1/30/25		210	208,950

Hungary—1.5%
Hungary Government International Bond,
5.375%, 2/21/23		196	221,970
6.25%, 1/29/20		185	213,212

			435,182

Ivory Coast—1.0%
Ivory Coast Government International Bond (b)(c),
2.00%, 3/3/28		300	298,875

Kenya—0.9%
Kenya Government International Bond,
6.875%, 6/24/24		241	256,304

Mexico—1.1%
United Mexican States (c),
1.625%, 3/6/24		€300	336,204

Morocco—1.1%
Morocco Government International Bond,
5.50%, 12/11/42		$304	339,720

Panama—0.7%
Panama Government International Bond,
7.125%, 1/29/26		163	214,753

Paraguay—0.8%
Republic of Paraguay,
6.10%, 8/11/44		207	229,253

Peru—1.5%
Peruvian Government International Bond,
5.70%, 8/12/24 (a)(b)	PEN	900	295,056
8.75%, 11/21/33		$95	151,525

			446,581

Philippines—0.9%
Republic of Philippines,
2.00%, 1/20/40		247	261,511

Romania—0.4%
Romanian Government International Bond,
4.375%, 8/22/23		116	126,040

Russian Federation—0.7%
Russian Foreign Bond,
7.50%, 3/31/30		195	208,843

Senegal—0.7%
Senegal Government International Bond,
6.25%, 7/30/24		203	204,036

Serbia—1.1%
Republic of Serbia,
5.875%, 12/3/18		292	316,455

	Principal Amount (000s)	Value*

Turkey—2.0%
Export Credit Bank of Turkey (a)(b),
5.00%, 9/23/21	$200	$203,186
Turkey Government International Bond,
5.75%, 3/22/24	352	394,240

		597,426

United Arab Emirates—1.0%
IPIC GMTN Ltd. (a)(b),
5.00%, 11/15/20	253	284,941

Uruguay—0.7%
Uruguay Government International Bond,
4.50%, 8/14/24	197	213,253

Total Sovereign Debt Obligations (cost—$6,653,826)		6,774,416

SHORT-TERM INVESTMENTS—10.9%

U.S. Treasury Obligations—7.7%
U.S. Treasury Bills (i),
0.01%, 5/7/15 (cost-$2,299,958)	2,300	2,299,947

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $952,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $975,150 including accrued interest (cost—$952,000)	952	952,000

Total Short-Term Investments (cost—$3,251,958)		3,251,947

Total Investments (cost—$30,443,165)—99.9%		29,663,577

Other assets less liabilities—0.1%		17,814

Net Assets—100.0%		$29,681,391

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,962,155, representing 33.6% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2015.
(d)	In default.
(e)	Fair-Valued—Security with a value of $223,810, representing 0.8% of net assets.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(g)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(h)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on February 28, 2015.
(i)	Rates reflect the effective yields at purchase date.

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

February 28, 2015 (unaudited) (continued)

(j)	Forward foreign currency contracts outstanding at February 28, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 28, 2015	Unrealized Appreciation (Depreciation)
Purchased:
1,217,467 Brazilian Real settling 3/4/15	State Street Bank	$445,433	$428,874	$(16,559)
551,642 Brazilian Real settling 3/4/15	State Street Bank	193,763	194,326	563
700,000,000 Colombian Peso settling 3/4/15	State Street Bank	290,095	280,003	(10,092)
4,315,395 Euro settling 3/4/15	State Street Bank	5,044,057	4,829,142	(214,915)
55,000,000 Hungarian Forint settling 3/4/15	State Street Bank	220,572	203,202	(17,370)
1,040,000 Malaysian Ringgit settling 3/4/15	State Street Bank	297,143	288,568	(8,575)
3,200,000 Mexican Peso settling 3/4/15	State Street Bank	226,436	214,369	(12,067)
460,000 Peruvian Nuevo Sol settling 3/4/15	State Street Bank	154,674	148,699	(5,975)
Sold:
1,769,109 Brazilian Real settling 3/4/15	State Street Bank	654,862	623,200	31,662
700,000,000 Colombian Peso settling 3/4/15	State Street Bank	304,083	280,002	24,081
4,203,888 Euro settling 3/4/15	State Street Bank	4,925,001	4,704,363	220,638
55,000,000 Hungarian Forint settling 3/4/15	State Street Bank	222,276	203,202	19,074
1,040,000 Malaysian Ringgit settling 3/4/15	State Street Bank	290,624	288,568	2,056
3,044,584 Mexican Peso settling 3/4/15	State Street Bank	209,251	203,958	5,293

				$17,814

Glossary:

BRL—Brazilian Real

€—Euro

FRN—Floating Rate Note

PEN—Peruvian Nuevo Sol

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	22.8%
Banking	15.0%
Oil, Gas & Consumable Fuels	14.8%
U.S. Treasury Obligations	7.7%
Electric Utilities	5.8%
Telecommunications	5.2%
Real Estate	4.2%
Food & Beverage	3.5%
Diversified Financial Services	3.2%
Holding Companies-Diversified	1.5%
Iron/Steel	1.5%
Mining	1.3%
Metal Fabricate/Hardware	1.2%
Airlines	1.0%
Commercial Services	0.9%
Engineering & Construction	0.8%
Construction Materials	0.8%
Media	0.7%
Banks	0.7%
Retail	0.7%
Transportation	0.7%
Apparel & Textiles	0.7%
Financial Services	0.7%
Software	0.7%
Coal	0.6%
Repurchase Agreements	3.2%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—88.3%

Brazil—0.4%
Cia Energetica de Minas Gerais	1,400	$6,313
Eternit S.A.	5,900	6,380
Ser Educacional S.A.	900	3,424

		16,117

China—10.5%
Anhui Expressway Co., Ltd., Class H	18,000	12,593
Asia Cement China Holdings Corp.	13,000	6,998
China Lilang Ltd.	18,000	12,463
China Southern Airlines Co., Ltd., Class H	48,000	23,863
China Zhongwang Holdings Ltd.	41,200	17,800
Jingwei Textile Machinery, Class H	16,000	20,217
Kingboard Laminates Holdings Ltd.	96,500	42,047
KWG Property Holding Ltd.	45,000	29,343
Peak Sport Products Co., Ltd.	68,000	19,370
Shandong Chenming Paper Holdings Ltd., Class H	36,000	17,818
Shenzhen Expressway Co., Ltd., Class H	62,000	46,080
Sichuan Expressway Co., Ltd., Class H	82,000	33,191
Skyworth Digital Holdings Ltd.	106,000	75,507
TCC International Holdings Ltd.	28,000	10,245
Weiqiao Textile Co., Class H	43,000	23,446
Yuexiu Transport Infrastructure Ltd.	8,000	5,457
Zijin Mining Group Co., Ltd., Class H	38,000	11,312

		407,750

Greece—0.2%
Mytilineos Holdings S.A. (c)	1,379	9,673

Hong Kong—10.0%
361 Degrees International Ltd.	17,000	5,063
Champion REIT	187,000	92,104
Changshouhua Food Co., Ltd.	8,000	5,454
Far East Horizon Ltd.	68,000	63,979
Hopewell Highway Infrastructure Ltd.	25,000	12,088
Prosperity REIT	93,000	36,101
Regal Hotels International Holdings Ltd.	8,000	4,933
Regal Real Estate Investment Trust REIT	53,000	15,182
Sunlight Real Estate Investment Trust REIT	26,000	13,412
Texwinca Holdings Ltd.	20,000	18,436
United Laboratories International Holdings Ltd. (c)	106,000	48,375
VST Holdings Ltd.	30,000	9,940
Xiamen International Port Co., Ltd., Class H	158,000	38,919
Yuexiu Real Estate Investment Trust REIT	45,000	25,320

		389,306

Indonesia—0.7%
Kawasan Industri Jababeka Tbk PT	853,700	23,872
Salim Ivomas Pratama Tbk PT	95,100	5,467

		29,339

Korea (Republic of)—18.6%
Boryung Pharmaceutical Co., Ltd.	906	34,910
Daewon San Up Co., Ltd.	919	6,724
Dongwon F&B Co., Ltd.	60	20,920
Golfzon Co., Ltd. (b)	225	6,130
HS R&A Co., Ltd.	348	9,128
Huvis Corp.	595	6,177
Jeil Pharmaceutical Co.	712	16,100
KC Green Holdings Co., Ltd.	10,386	97,899
KH Vatec Co., Ltd.	156	5,533
Korea Electric Terminal Co., Ltd.	384	21,867
Korea Petrochemical Ind Co., Ltd.	350	29,968
Korea United Pharm, Inc.	3,608	52,218
Korean Air Lines Co., Ltd. (c)	251	11,491
Kumkang Kind Co., Ltd.	383	28,335
Kwang Dong Pharmaceutical Co., Ltd.	4,081	46,645
LG Hausys Ltd.	72	12,730
MegaStudy Co., Ltd.	116	6,923
Namhae Chemical Corp.	2,417	19,327

	Shares	Value*

NICE Holdings Co., Ltd.	907	$16,074
NICE Information & Telecommunication, Inc.	1,621	41,588
S&T Dynamics Co., Ltd.	803	8,016
S&T Motiv Co., Ltd.	760	33,635
Saeron Automotive Corp.	687	6,041
Samjin Pharmaceutical Co., Ltd.	752	16,055
Samyang Holdings Corp.	78	6,432
Sebang Co., Ltd.	458	8,200
Sungwoo Hitech Co., Ltd.	4,284	48,189
Tovis Co., Ltd.	699	11,349
Unid Co., Ltd.	128	7,219
Woongjin Thinkbig Co., Ltd. (c)	4,116	29,004
Yearimdang Publishing Co., Ltd.	9,991	60,535

		725,362

Malaysia—2.0%
Pos Malaysia Bhd.	6,000	8,019
Sunway Real Estate Investment Trust REIT	145,100	65,625
Unisem M Bhd.	9,000	5,241

		78,885

Peru—0.2%
Ferreycorp SAA	12,819	5,967

Philippines—1.1%
Cebu Air, Inc.	21,210	43,296

Poland—4.0%
Asseco Poland S.A.	1,853	27,032
Enea S.A.	12,907	56,463
Tauron Polska Energia S.A.	54,085	71,465

		154,960

Russian Federation—0.6%
Acron JSC (b)	620	24,434

Singapore—0.3%
Yangzijiang Shipbuilding Holdings Ltd.	14,600	13,125

South Africa—10.2%
Aeci Ltd.	2,809	31,204
Capital Property Fund REIT (c)	59,613	71,808
Emira Property Fund REIT	22,718	35,683
Fountainhead Property Trust REIT	35,374	28,380
Growthpoint Properties Ltd. REIT	9,116	23,189
Net 1 UEPS Technologies, Inc. (c)	6,300	86,058
Netcare Ltd.	6,965	24,509
Octodec Investments Ltd.	2,321	5,529
Redefine Properties Ltd. REIT	63,369	64,323
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT	63,617	27,810

		398,493

Taiwan—18.2%
Ability Enterprise Co., Ltd.	31,000	18,726
China Airlines Ltd. (c)	135,000	66,200
China Synthetic Rubber Corp.	36,000	36,643
Coretronic Corp.	21,000	32,288
Elite Material Co., Ltd.	27,000	38,128
Elitegroup Computer Systems Co., Ltd.	35,000	27,460
FLEXium Interconnect, Inc.	2,000	4,961
Foxconn Technology Co., Ltd.	18,000	46,190
Gamania Digital Entertainment Co., Ltd. (c)	36,000	41,500
Global Lighting Technologies, Inc.	11,000	16,226
Gold Circuit Electronics Ltd. (c)	8,000	5,424
Kenda Rubber Industrial Co., Ltd.	33,000	67,232
Lealea Enterprise Co., Ltd. (c)	22,000	6,638
Pou Chen Corp.	40,000	57,493
Sampo Corp.	53,000	21,918
SCI Pharmtech, Inc.	15,000	31,781
Sesoda Corp.	8,000	9,987
Solar Applied Materials Technology Co.	11,000	9,037
Taiwan Acceptance Corp.	3,000	7,029
Taiwan Sogo Shin Kong SEC	9,000	11,250
Topco Scientific Co., Ltd.	6,000	11,648
Topoint Technology Co., Ltd.	38,000	35,524
TPK Holding Co., Ltd.	1,000	7,198

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Tripod Technology Corp.	26,000	$57,198
Unitech Printed Circuit Board Corp. (c)	15,000	6,970
Visual Photonics Epitaxy Co., Ltd.	29,000	30,306
Youngtek Electronics Corp.	2,000	4,226

		709,181

Thailand—7.6%
Advanced Information Technology Co., Ltd. NVDR	41,600	52,113
AP Thailand PCL NVDR	239,400	51,483
Asia Plus Group Holdings Securities PCL NVDR	305,900	41,596
Krungthai Card PCL NVDR	27,800	76,157
Major Cineplex Group PCL NVDR	49,100	44,072
Modernform Group Co., Ltd. NVDR	18,600	5,753
Somboon Advance Technology PCL NVDR	13,200	7,760
Thai Vegetable Oil PCL NVDR	11,300	8,004
Vibhavadi Medical Center PCL NVDR	15,700	7,960

		294,898

Turkey—2.8%
Dogus Otomotiv Servis ve Ticaret AS	5,843	29,809
Mardin Cimento Sanayii ve Ticaret AS	9,342	18,657
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (c)	16,716	5,398
Vestel Elektronik Sanayi ve Ticaret AS (c)	17,323	55,117

		108,981

United Arab Emirates—0.9%
Air Arabia PJSC	75,458	33,317

Total Common Stock (cost—$3,318,735)		3,443,084

EXCHANGE-TRADED FUNDS—4.4%
iShares MSCI India Small-Cap	3,800	140,334
PowerShares India Portfolio	1,300	30,199

Total Exchange-Traded Funds (cost—$160,583)		170,533

EQUITY-LINKED SECURITIES—2.9%

India—2.9%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/7/19	12,305	35,931
LIC Housing Finance Ltd., expires 10/7/19	9,434	75,755

Total Equity-Linked Securities (cost—$113,053)		111,686

PREFERRED STOCK—1.5%

Brazil—1.2%
Cia de Transmissao de Energia Eletrica Paulista	3,200	47,345

Russian Federation—0.3%
Bashneft OAO (b)(c)	628	12,654

Total Preferred Stock (cost—$58,306)		59,999

RIGHTS—0.0%

Korea (Republic of)—0.0%
Korean Airlines Co., Ltd., exercise price KRW 35,200, expires 3/4/15 (c) (cost—$0)	44	578

	Principal Amount (000s)	Value*

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $164,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $168,300 including accrued interest (cost—$164,000)	$164	$164,000

Total Investments (cost—$3,814,677) (a)—101.3%		3,949,880

Liabilities in excess of other assets—(1.3)%		(51,324)

Net Assets—100.0%		$3,898,556

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,687,292, representing 68.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $43,218, representing 1.1% of net assets.
(c)	Non-income producing.

Glossary:

KRW—South Korean Won

MSCI—Morgan Stanley Capital International

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Real Estate Investment Trust	13.2%
Electronic Equipment, Instruments & Components	6.6%
Pharmaceuticals	6.2%
Auto Components	5.5%
Electric Utilities	4.6%
IT Services	4.6%
Airlines	4.6%
Household Durables	4.6%
Exchange-Traded Funds	4.4%
Chemicals	4.2%
Transportation Infrastructure	3.9%
Textiles, Apparel & Luxury Goods	3.9%
Media	3.3%
Machinery	3.3%
Real Estate Management & Development	2.7%
Consumer Finance	2.2%
Diversified Financial Services	2.0%
Banks	2.0%
Software	2.0%
Technology Hardware, Storage & Peripherals	1.9%
Semiconductors & Semiconductor Equipment	1.7%
Metals & Mining	1.7%
Construction Materials	1.2%
Food Products	1.1%
Capital Markets	1.1%
Health Care Providers & Services	0.8%
Distributors	0.8%
Electrical Equipment	0.6%
Paper & Forest Products	0.5%
Building Products	0.3%
Oil, Gas & Consumable Fuels	0.3%
Commercial Services & Supplies	0.3%
Diversified Consumer Services	0.3%
Air Freight & Logistics	0.2%
Aerospace & Defense	0.2%
Trading Companies & Distributors	0.2%
Hotels, Restaurants & Leisure	0.1%
Repurchase Agreements	4.2%
Liabilities in excess of other assets	(1.3)%

100.0%

Schedule of Investments

AllianzGI European Equity Dividend Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.4%

Austria—1.0%
Oesterreichische Post AG	620	$30,587

Belgium—3.9%
bpost S.A.	3,290	92,457
EVS Broadcast Equipment S.A. (b)	760	29,484

		121,941

Finland—2.9%
Fortum Oyj	1,430	32,530
Nokian Renkaat Oyj	1,990	58,837

		91,367

France—15.4%
Bouygues S.A.	1,330	52,671
Coface S.A. (b)(c)	2,560	30,811
GDF Suez	2,300	51,033
Rexel S.A.	2,780	54,247
SCOR SE	2,970	97,771
SES S.A.	1,820	62,643
Total S.A.	2,450	131,625

		480,801

Germany—8.8%
Drillisch AG (b)	1,540	64,450
Freenet AG (b)	2,580	77,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	640	132,840

		274,309

Italy—1.8%
MARR SpA	1,380	24,378
Snam SpA	6,350	32,136

		56,514

Netherlands—4.7%
Royal Dutch Shell PLC, Class A	4,430	144,642

Norway—5.0%
Statoil ASA	5,380	101,064
Telenor ASA	2,700	54,112

		155,176

Poland—1.7%
Energa S.A.	8,570	52,021

Portugal—1.1%
CTT-Correios de Portugal S.A. (b)	2,950	32,762

Spain—3.9%
Cia de Distribucion Integral Logista Holdings s.A.u. (c)	2,300	43,819
Enagas S.A.	1,440	44,129
Mapfre S.A.	9,380	32,868

		120,816

Sweden—5.1%
NCC AB, Class B	1,930	67,643
Nordea Bank AB	6,850	92,355

		159,998

Switzerland—2.6%
Cembra Money Bank AG	580	36,171
Sunrise Communications Group AG (c)	586	46,008

		82,179

United Kingdom—37.5%
Ashmore Group PLC	13,500	63,576
BP PLC	22,770	156,811
British American Tobacco PLC	2,120	123,600
Centrica PLC	16,000	60,240
GlaxoSmithKline PLC	3,640	86,309
HSBC Holdings PLC	13,350	119,005
ICAP PLC	5,400	44,539
IG Group Holdings PLC	8,250	92,953
Imperial Tobacco Group PLC	1,840	90,551
Pearson PLC	3,230	70,667
Tate & Lyle PLC	3,670	33,592
Tullett Prebon PLC	7,900	42,352
UBM PLC (b)	4,130	34,536

	Shares	Value*
Vodafone Group PLC	43,050	$149,009

		1,167,740

Total Common Stock (cost—$2,878,119)		2,970,853

	Principal Amount (000s)

Repurchase Agreements—4.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $138,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $143,550 including accrued interest (cost—$138,000)	$138	138,000

Total Investments (cost—$3,016,119) (a)—99.8%		3,108,853

Other assets less liabilities—0.2%		5,065

Net Assets—100.0%		$3,113,918

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,819,628, representing 90.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	17.2%
Wireless Telecommunication Services	9.4%
Insurance	8.4%
Tobacco	6.9%
Banks	6.7%
Air Freight & Logistics	6.5%
Media	5.4%
Capital Markets	4.8%
Diversified Financial Services	4.0%
Construction & Engineering	3.9%
Multi-Utilities	3.5%
Diversified Telecommunication Services	3.2%
Pharmaceuticals	2.8%
Electric Utilities	2.7%
Gas Utilities	2.4%
Auto Components	1.9%
Trading Companies & Distributors	1.8%
Consumer Finance	1.1%
Food Products	1.1%
Communications Equipment	0.9%
Food & Staples Retailing	0.8%
Repurchase Agreements	4.4%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—34.5%

Belgium—0.8%
bpost S.A.	6,000	$168,615

France—0.9%
GDF Suez	9,000	199,694

Germany—4.3%
BASF SE	2,100	201,221
Deutsche Annington Immobilien SE	9,300	358,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	900	186,805
SAP SE	1,600	112,502
TLG Immobilien AG (f)(g)	6,282	103,550

		962,751

Hong Kong—2.3%
HKT Trust & HKT Ltd	222,400	293,635
Power Assets Holdings Ltd.	22,600	232,098

		525,733

Indonesia—1.3%
Bank Negara Indonesia Persero Tbk PT	130,000	69,042
Indocement Tunggal Prakarsa Tbk PT	30,000	55,827
Telekomunikasi Indonesia Persero Tbk PT	777,300	176,254

		301,123

Italy—0.6%
Eni SpA	7,700	143,524

New Zealand—1.0%
Spark New Zealand Ltd.	87,100	215,423

Norway—2.0%
Telenor ASA	9,300	186,387
Yara International ASA	4,900	269,516

		455,903

Portugal—1.0%
CTT-Correios de Portugal S.A. (f)	20,000	222,119

Switzerland—2.2%
Nestle S.A.	3,200	250,092
Roche Holding AG	900	245,240

		495,332

Turkey—1.1%
Tupras Turkiye Petrol Rafinerileri AS	11,500	242,942

United Arab Emirates—0.6%
Dragon Oil PLC	17,000	141,663

United Kingdom—4.8%
BHP Billiton PLC	9,700	242,087
BP PLC	28,000	192,828
Centrica PLC	33,200	124,998
Indivior PLC (g)	2,900	7,826
Reckitt Benckiser Group PLC	2,900	261,760
Royal Dutch Shell PLC, Class A	7,300	237,823

		1,067,322

United States—11.6%
Amazon.com, Inc. (e)(g)	700	266,112
Apple, Inc. (e)	1,400	179,844
Cisco Systems, Inc. (e)	8,400	247,884
Eli Lilly & Co.	3,300	231,561
General Electric Co. (e)	8,300	215,717
Intel Corp. (e)	7,500	249,375
Johnson & Johnson	2,400	246,024
Merck & Co., Inc.	4,200	245,868
Microchip Technology, Inc. (e)	5,800	297,366
Microsoft Corp. (e)	5,100	223,635
Verizon Communications, Inc.	3,900	192,855

		2,596,241

Total Common Stock (cost—$6,766,428)		7,738,385

	Principal Amount (000s)		Value*

CORPORATE BONDS & NOTES—27.0%

Brazil—0.8%
Petrobras Global Finance BV,
5.375%, 1/27/21		$200	$180,956

Israel—1.0%
Israel Electric Corp., Ltd. (a)(b),
7.25%, 1/15/19		200	228,500

Mexico—1.0%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19		200	222,500

Spain—2.5%
AyT Cedulas Cajas X Fondo de Titulizacion de Activos,
3.75%, 6/30/25		€200	273,019
Cedulas TDA 6 Fondo de Titulizacion de Activos,
4.25%, 4/10/31		200	294,303

			567,322

Supranational—4.4%
Inter-American Development Bank,
0.625%, 9/12/16		$1,000	999,165

Switzerland—6.1%
Credit Suisse,
5.30%, 8/13/19		500	565,059
EUROFIMA,
4.50%, 3/6/15		800	800,119

			1,365,178

United States—11.2%
AT&T, Inc.,
5.80%, 2/15/19		500	565,907
Daimler Finance North America LLC (a)(b),
1.25%, 1/11/16		250	251,209
HSBC USA, Inc.,
1.625%, 1/16/18		500	501,078
Morgan Stanley,
4.00%, 7/24/15		500	506,681
Oracle Corp.,
5.75%, 4/15/18		600	679,389

			2,504,264

Total Corporate Bonds & Notes (cost—$5,916,576)			6,067,885

SOVEREIGN DEBT OBLIGATIONS—19.4%

Brazil—2.2%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,500	499,759

Indonesia—2.4%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	6,900,000	540,415

Italy—5.3%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€438	523,722
3.10%, 9/15/26		445	649,881

			1,173,603

Mexico—2.4%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	7,500	533,703

Poland—1.9%
Poland Government Bond,
3.75%, 4/25/18	PLN	1,500	429,249

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)		Value*

Russia—0.8%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	$180,421

South Africa—2.4%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	6,000	533,257

Spain—2.0%
Spain Government Bond (b)(d),
1.80%, 11/30/24		€350	453,918

Total Sovereign Debt Obligations (cost—$4,713,735)			4,344,325

	Shares

EXCHANGE-TRADED FUNDS—1.9%

iShares MSCI Emerging Markets Index (e) (cost—$436,510)		10,400	423,176

	Principal Amount (000s)

Repurchase Agreements—15.9%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $3,561,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $3,633,300 including accrued interest (cost—$3,561,000)		$3,561	3,561,000

	Contracts

OPTIONS PURCHASED (g)(h)—0.5%

Call Options—0.4%
Nikkei 225 Index, strike price ¥18,500.00, expires 3/13/15		20	79,833

Put Options—0.1%
Euro STOXX 50 Index, strike price €3,350.00, expires 6/19/15		30	26,118

Total Options Purchased (cost—$78,174)			105,951

Total Investments, before options written (cost—$21,472,423) (c)—99.2%			22,240,722

	Contracts	Value*

OPTIONS WRITTEN (g)(h)—(0.4)%
Call Options—(0.3)%
BASF SE, strike price €90.00, expires 4/17/15	21	$(1,422)
Euro STOXX 50 Index, strike price €3,550.00, expires 6/19/15	30	(38,590)
Nikkei 225 Index, strike price ¥19,000.00, expires 3/13/15	20	(26,332)

		(66,344)

Put Options—(0.1)%
Euro STOXX 600 Index, strike price €280.00, expires 6/19/15	70	(18,017)

Total Options Written (premiums received-$68,568)		(84,361)

Total Investments, net of options written (cost—$21,403,855)—98.8%		22,156,361

Other assets less other liabilities—1.2%		263,326

Net Assets—100.0%		$22,419,687

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $882,630, representing 3.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $4,737,133, representing 21.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Affiliated security.
(g)	Non-income producing.
(h)	Exchange traded-Chicago Board Options Exchange.

(i)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Short: 10-Year U.S. Treasury Note	(5)	$(639)	6/19/15	$(4,814)
Euro-Bobl	(3)	(434)	6/8/15	(508)
U.S. Treasury 5-Year Note	(4)	(477)	6/30/15	(2,133)

				$(7,455)

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

February 28, 2015 (unaudited) (continued)

(j)	Forward foreign currency contracts outstanding at February 28, 2015:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value February 28, 2015	Unrealized Appreciation (Depreciation)
Purchased:
35,000,000 Indian Rupee settling 4/6/15	State Street Bank	$545,728	$562,149	$16,421
Sold:
250,000 British Pound settling 5/29/15	State Street Bank	385,381	385,734	(353)
2,300,000 Euro settling 5/29/15	State Street Bank	2,609,156	2,576,552	32,604
55,000,000 Japanese Yen settling 5/29/15	State Street Bank	460,694	460,284	410

				$49,082

(k)	At February 28, 2015, the Fund pledged $89,676 in cash as collateral for derivatives.
(l)	Transactions in options written for the three months ended February 28, 2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	45	$15,646
Option written	181	92,234
Option terminated in closing transactions	(65)	(26,798)
Options expired	(20)	(12,514)

Options outstanding, February 28, 2015	141	$68,568

Glossary:

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

¥—Japanese Yen

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

PLN—Polish Zloty

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	19.4%
Banking	15.1%
Oil, Gas & Consumable Fuels	5.1%
Diversified Telecommunication Services	4.8%
Software	4.5%
Pharmaceuticals	4.3%
Diversified Financial Services	2.5%
Telecommunications	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Chemicals	2.1%
Real Estate Management & Development	2.1%
Electric Utilities	2.0%
Exchange-Traded Funds	1.9%
Air Freight & Logistics	1.8%
Multi-Utilities	1.4%
Internet & Catalog Retail	1.2%
Household Products	1.2%
Auto Manufacturers	1.1%
Food Products	1.1%
Communications Equipment	1.1%
Metals & Mining	1.1%
Household Products/Wares	1.0%
Industrial Conglomerates	1.0%
Insurance	0.8%
Technology Hardware, Storage & Peripherals	0.8%
Banks	0.3%
Construction Materials	0.2%
Repurchase Agreements	15.9%
Options Purchased	0.5%
Options Written	(0.4)%
Other assets less other liabilities	1.2%

100.0%

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.2%

Australia—1.8%
Amcor Ltd.	9,707	$103,484
Flight Centre Travel Group Ltd.	708	22,779
Sonic Healthcare Ltd.	1,804	27,390

		153,653

Canada—10.7%
Alimentation Couche-Tard, Inc., Class B	1,309	50,513
BCE, Inc.	4,887	213,877
Canadian Apartment Properties REIT	1,459	33,041
Dollarama, Inc.	1,077	53,863
Empire Co., Ltd.	602	44,467
Fairfax Financial Holdings Ltd.	283	148,506
Fortis, Inc.	2,932	92,831
Intact Financial Corp.	1,680	120,883
Manitoba Telecom Services, Inc.	1,698	33,862
Metro, Inc.	1,368	37,995
Open Text Corp.	469	27,320
TELUS Corp.	1,873	66,584

		923,742

China—1.2%
Anhui Conch Cement Co., Ltd., Class H	14,000	47,636
Bank of China Ltd., Class H	37,000	21,327
China Mobile Ltd.	2,200	29,939

		98,902

France—1.5%
Eutelsat Communications S.A.	788	26,896
SES S.A.	2,941	101,226

		128,122

Germany—2.7%
Fresenius Medical Care AG & Co. KGaA	1,525	124,823
MAN SE	1,018	109,180

		234,003

Hong Kong—4.9%
AIA Group Ltd.	3,600	21,125
CLP Holdings Ltd.	19,100	171,821
Esprit Holdings Ltd.	19,300	19,948
Hong Kong Exchanges and Clearing Ltd.	1,500	34,642
Jardine Matheson Holdings Ltd.	400	25,803
Li & Fung Ltd.	20,000	20,501
Power Assets Holdings Ltd.	4,700	48,268
Yue Yuen Industrial Holdings Ltd.	19,500	75,708

		417,816

Israel—2.0%
Bank Leumi Le-Israel BM (b)	24,432	84,504
Bezeq The Israeli Telecommunication Corp., Ltd.	25,253	40,358
Israel Chemicals Ltd.	3,794	26,417
Mizrahi Tefahot Bank Ltd. (b)	2,135	22,073

		173,352

Japan—5.9%
ABC-Mart, Inc.	600	33,652
Benesse Holdings, Inc.	1,000	31,844
Capcom Co., Ltd.	2,000	35,350
Don Quijote Holdings Co., Ltd.	600	46,689
FamilyMart Co., Ltd.	1,300	58,729
Kao Corp.	900	40,240
McDonald’s Holdings Co. Japan Ltd.	1,200	26,474
Oriental Land Co., Ltd.	100	26,996
Otsuka Corp.	700	27,745
Sanrio Co., Ltd.	900	26,416
Shimamura Co., Ltd.	400	38,790
Shiseido Co., Ltd.	1,900	33,226
Square Enix Holdings Co., Ltd.	2,500	51,073
Sumitomo Heavy Industries Ltd.	5,000	31,123

		508,347

	Shares	Value*

Netherlands—0.4%
Koninklijke DSM NV	684	$38,132

Norway—0.3%
Telenor ASA	1,247	24,992

Peru—0.2%
Cia de Minas Buenaventura SAA ADR	1,800	20,844

Singapore—3.9%
Ascendas Real Estate Investment Trust REIT	12,000	21,749
CapitaMall Trust REIT	22,000	34,072
ComfortDelGro Corp., Ltd.	11,000	23,719
DBS Group Holdings Ltd.	1,400	20,074
Hutchison Port Holdings Trust UNIT	43,000	29,871
Singapore Airlines Ltd.	8,200	72,213
Singapore Post Ltd.	16,000	23,508
Singapore Press Holdings Ltd.	10,000	29,973
Singapore Telecommunications Ltd.	18,400	56,975
Yangzijiang Shipbuilding Holdings Ltd.	22,700	20,407

		332,561

Spain—0.3%
Amadeus IT Holding S.A., Class A	529	21,772

Sweden—0.3%
Swedish Match AB	899	28,315

Switzerland—0.4%
Nestle S.A.	412	32,199

United Kingdom—2.9%
Next PLC	322	37,221
Randgold Resources Ltd.	1,935	153,520
RSA Insurance Group PLC (b)	8,257	54,576

		245,317

United States—58.8%
Alleghany Corp. (b)	90	42,529
American Capital Agency Corp. REIT	12,090	259,149
American Eagle Outfitters, Inc.	1,900	28,443
American Homes 4 Rent, Class A REIT	1,200	20,028
Annaly Capital Management, Inc. REIT	22,255	236,348
Apple, Inc.	335	43,034
Ares Capital Corp.	6,435	111,325
AT&T, Inc.	1,580	54,605
AutoZone, Inc. (b)	200	128,536
Bed Bath & Beyond, Inc. (b)	600	44,796
Bunge Ltd.	450	36,801
Capitol Federal Financial, Inc.	9,260	114,917
Capstead Mortgage Corp. REIT	11,500	137,655
Chimera Investment Corp. REIT	10,815	34,716
Clorox Co.	1,870	203,157
CME Group, Inc.	355	34,055
Coach, Inc.	1,420	61,841
Coca-Cola Co.	2,300	99,590
ConAgra Foods, Inc.	2,125	74,332
Consolidated Edison, Inc.	2,520	159,113
Costco Wholesale Corp.	530	77,889
Deere & Co.	300	27,180
Diamond Offshore Drilling, Inc.	1,200	36,516
DIRECTV (b)	300	26,580
Dollar General Corp. (b)	395	28,685
Dollar Tree, Inc. (b)	735	58,565
DSW, Inc., Class A	655	24,687
Duke Energy Corp.	2,601	204,309
Express Scripts Holding Co. (b)	2,090	177,211
Hatteras Financial Corp. REIT	8,085	148,360
HCP, Inc. REIT	1,100	46,596
Integra LifeSciences Holdings Corp. (b)	710	42,607
International Business Machines Corp.	370	59,918
Juniper Networks, Inc.	1,305	31,203
M&T Bank Corp.	465	56,265
McDonald’s Corp.	2,070	204,723
Merck & Co., Inc.	740	43,320
Michael Kors Holdings Ltd. (b)	300	20,223

Schedule of Investments

AllianzGI Global Managed Volatility Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Morningstar, Inc.	795	$59,347
PartnerRe Ltd.	265	30,343
PepsiCo, Inc.	1,595	157,873
PetSmart, Inc.	200	16,582
PPL Corp.	935	31,883
Procter & Gamble Co.	2,310	196,650
PVH Corp.	500	53,265
RenaissanceRe Holdings Ltd.	265	27,170
Republic Services, Inc.	3,200	130,944
Riverbed Technology, Inc. (b)	1,200	25,128
Ross Stores, Inc.	300	31,743
Sally Beauty Holdings, Inc. (b)	1,400	46,928
Southern Co.	4,935	225,974
Staples, Inc.	1,200	20,118
Starwood Property Trust, Inc. REIT	800	19,520
Stericycle, Inc. (b)	1,195	161,289
Target Corp.	315	24,201
TransDigm Group, Inc.	265	57,468
Two Harbors Investment Corp. REIT	3,500	36,540
Ulta Salon Cosmetics & Fragrance, Inc. (b)	300	42,228
Urban Outfitters, Inc. (b)	700	27,272
Validus Holdings Ltd.	910	37,892
Verizon Communications, Inc.	900	44,505
Wal-Mart Stores, Inc.	3,170	266,058
Whole Foods Market, Inc.	800	45,192

		5,055,920

Total Common Stock (cost—$7,522,391)		8,437,989

	Principal Amount (000s)

Repurchase Agreements—1.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $124,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $128,700 including accrued interest (cost—$124,000)	$124	124,000

Total Investments (cost—$7,646,391) (a)—99.6%		8,561,989

Other assets less liabilities-0.4%		30,241

Net Assets—100.0%		$8,592,230

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,338,258, representing 27.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Real Estate Investment Trust	11.9%
Electric Utilities	9.1%
Food & Staples Retailing	6.7%
Diversified Telecommunication Services	6.3%
Specialty Retail	6.1%
Insurance	5.7%
Household Products	4.7%
Health Care Providers & Services	3.8%
Commercial Services & Supplies	3.4%
Hotels, Restaurants & Leisure	3.3%
Beverages	3.0%
Media	2.9%
Multi-line Retail	2.8%
Textiles, Apparel & Luxury Goods	2.6%
Banks	2.3%
Machinery	2.2%
Metals & Mining	2.0%

Multi-Utilities	1.9%
Food Products	1.7%
Thrifts & Mortgage Finance	1.3%
Software	1.3%
Capital Markets	1.3%
IT Services	1.3%
Containers & Packaging	1.2%
Personal Products	0.9%
Airlines	0.8%
Diversified Financial Services	0.8%
Chemicals	0.7%
Aerospace & Defense	0.7%
Communications Equipment	0.7%
Construction Materials	0.6%
Pharmaceuticals	0.5%
Technology Hardware, Storage & Peripherals	0.5%
Health Care Equipment & Supplies	0.5%
Energy Equipment & Services	0.4%
Diversified Consumer Services	0.4%
Wireless Telecommunication Services	0.4%
Transportation Infrastructure	0.3%
Tobacco	0.3%
Industrial Conglomerates	0.3%
Road & Rail	0.3%
Air Freight & Logistics	0.3%
Repurchase Agreements	1.4%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.1%

Australia—3.1%
Australia & New Zealand Banking Group Ltd.	1,378	$38,016
Brambles Ltd.	6,589	57,092

		95,108

Canada—1.2%
Gibson Energy, Inc.	1,694	35,896

Denmark—1.7%
Novo Nordisk A/S, Class B	1,115	53,358

France—4.0%
BNP Paribas S.A.	802	46,611
Bureau Veritas S.A.	2,033	47,865
Technip S.A.	452	29,406

		123,882

Germany—5.0%
Adidas AG	784	60,975
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	318	66,005
SAP SE	391	27,493

		154,473

Ireland—1.6%
Accenture PLC, Class A	525	47,266

Japan—4.0%
Astellas Pharma, Inc.	2,600	41,361
Daikin Industries Ltd.	700	45,662
Mazda Motor Corp.	1,700	36,442

		123,465

Norway—1.0%
Storebrand ASA (b)	8,726	31,066

Spain—4.8%
Amadeus IT Holding S.A., Class A	1,551	63,834
EDP Renovaveis S.A.	4,586	31,696
Inditex S.A.	1,672	52,442

		147,972

Sweden—3.7%
Atlas Copco AB, Class A	1,833	59,069
Skandinaviska Enskilda Banken AB, Class A	4,363	55,048

		114,117

Switzerland—4.8%
Nestle S.A.	760	59,397
Roche Holding AG	200	54,498
UBS Group AG (b)	1,804	31,695

		145,590

United Kingdom—13.0%
AstraZeneca PLC	540	37,214
BG Group PLC	2,322	34,186
BHP Billiton PLC	2,009	50,140
Prudential PLC	2,305	57,847
Rio Tinto PLC	1,025	50,445
Unilever PLC	1,334	58,838
Vodafone Group PLC	15,743	54,491
WPP PLC	2,350	55,522

		398,683

United States—46.2%
Agilent Technologies, Inc.	905	38,200
Allergan, Inc.	210	48,875
American Express Co.	737	60,132
Apple, Inc.	536	68,855
Biogen Idec, Inc. (b)	115	47,103
Citigroup, Inc.	1,419	74,384
Colgate-Palmolive Co.	808	57,223
Eaton Corp. PLC	868	61,637
Ecolab, Inc.	375	43,327
EOG Resources, Inc.	665	59,664
Estee Lauder Cos., Inc., Class A	599	49,519
Google, Inc., Class A (b)	56	31,507
IDEX Corp.	762	58,872
Intel Corp.	1,626	54,064
Intuit, Inc.	476	46,472

	Shares	Value*

Johnson & Johnson	708	$72,577
Microsoft Corp.	1,271	55,733
Mondelez International, Inc., Class A	1,234	45,578
Priceline Group, Inc. (b)	34	42,074
Schlumberger Ltd.	691	58,155
Starbucks Corp.	693	64,785
Thermo Fisher Scientific, Inc.	506	65,780
Visa, Inc., Class A	286	77,595
Wells Fargo & Co.	1,940	106,293
WW Grainger, Inc.	120	28,429

		1,416,833

Total Common Stock (cost—$2,818,751)		2,887,709

PREFERRED STOCK—1.9%

Germany—1.9%
Henkel AG & Co. KGaA (cost—$55,634)	503	59,547

	Principal Amount (000s)

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $131,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $133,650 including accrued interest (cost—$131,000)	$131	131,000

Total Investments (cost—$3,005,385) (a)—100.3%		3,078,256

Liabilities in excess of other assets—(0.3)%		(9,103)

Net Assets—100.0%		$3,069,153

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,415,566, representing 46.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Global Sustainability Fund

February 28, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	10.4%
Pharmaceuticals	10.0%
IT Services	6.2%
Food Products	5.4%
Insurance	5.0%
Oil, Gas & Consumable Fuels	4.3%
Software	4.2%
Machinery	3.8%
Life Sciences Tools & Services	3.4%
Metals & Mining	3.3%
Energy Equipment & Services	2.8%
Technology Hardware, Storage & Peripherals	2.2%
Hotels, Restaurants & Leisure	2.1%
Electrical Equipment	2.0%
Textiles, Apparel & Luxury Goods	2.0%
Consumer Finance	2.0%
Household Products/Wares	1.9%
Household Products	1.9%
Commercial Services & Supplies	1.9%
Media	1.8%
Wireless Telecommunication Services	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Specialty Retail	1.7%
Personal Products	1.6%
Professional Services	1.6%
Biotechnology	1.5%
Building Products	1.5%
Chemicals	1.4%
Internet & Catalog Retail	1.4%
Automobiles	1.2%
Independent Power Producers & Energy Traders	1.0%
Capital Markets	1.0%
Internet Software & Services	1.0%
Trading Companies & Distributors	0.9%
Repurchase Agreements	4.3%
Liabilities in excess of other assets	(0.3)%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—94.2%

Austria—4.4%
Andritz AG	270,834	$15,601,019

Canada—1.0%
Stantec, Inc.	140,000	3,574,754

China—2.2%
Guangdong Investment Ltd.	5,944,000	7,695,990

Finland—1.0%
Uponor Oyj	195,000	3,533,245

France—3.8%
Suez Environnement Co.	751,383	13,382,395

Germany—4.2%
CENTROTEC Sustainable AG	239,389	3,656,426
GEA Group AG	152,153	7,519,247
Norma Group SE (b)	67,124	3,584,140

		14,759,813

Hong Kong—2.1%
Beijing Enterprises Water Group Ltd.	11,764,000	7,306,999

Japan—3.6%
Ebara Corp.	3,000,000	12,792,411

Netherlands—3.6%
Arcadis NV	377,920	12,513,634

Sweden—0.0%
Alfa Laval AB	696	13,965

Switzerland—9.8%
Belimo Holding AG	1,545	3,694,971
Geberit AG	19,378	6,902,535
Georg Fischer AG (c)	13,921	10,000,168
Sulzer AG	113,820	13,855,386

		34,453,060

United Kingdom—19.5%
Halma PLC	969,998	10,651,692
Intertek Group PLC	96,500	3,762,446
Pennon Group PLC	265,731	3,484,436
Pentair PLC	156,485	10,401,558
Rotork PLC (b)	333,099	12,591,212
RPS Group PLC	921,754	3,768,238
Severn Trent PLC	322,429	10,094,570
Spectris PLC	109,963	3,692,438
United Utilities Group PLC	680,233	9,923,518

		68,370,108

United States—39.0%
Aegion Corp. (c)	80,000	1,447,200
American Water Works Co., Inc.	430,706	23,292,581
Aqua America, Inc.	529,475	13,999,319
Danaher Corp.	313,247	27,340,198
Franklin Electric Co., Inc.	291,871	10,647,454
IDEX Corp.	229,447	17,727,075
Mueller Water Products, Inc., Class A	1,064,371	9,749,638

Roper Industries, Inc.	38,011	6,369,503
Watts Water Technologies, Inc., Class A	150,102	8,252,608
Xylem, Inc.	510,395	18,221,102

		137,046,678

Total Common Stock (cost—$297,040,396)		331,044,071

	Principal Amount (000s)	Value*

Repurchase Agreements—6.5%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $22,733,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $23,190,825 including accrued interest (cost—$22,733,000)	$22,733	$22,733,000

Total Investments (cost—$319,773,396) (a)—100.7%		353,777,071

Liabilities in excess of other assets—(0.7)%		(2,327,022)

Net Assets—100.0%		$351,450,049

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $172,557,872, representing 49.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	39.8%
Water Utilities	21.6%
Industrial Conglomerates	9.6%
Building Products	5.2%
Electronic Equipment, Instruments & Components	4.0%
Construction & Engineering	4.0%
Multi-Utilities	3.8%
Electrical Equipment	3.0%
Professional Services	2.1%
Commercial Services & Supplies	1.1%
Repurchase Agreements	6.5%
Liabilities in excess of other assets	(0.7)%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—94.0%

Advertising—0.4%
Affinion Group, Inc.,
7.875%, 12/15/18	$2,150	$1,456,625

Aerospace & Defense—3.0%
AAR Corp.,
7.25%, 1/15/22	4,010	4,370,900
Erickson, Inc.,
8.25%, 5/1/20	2,941	2,418,972
KLX, Inc. (a)(b),
5.875%, 12/1/22	1,165	1,192,669
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	1,322	1,183,190
TransDigm, Inc.,
7.50%, 7/15/21	2,875	3,079,844

		12,245,575

Airlines—0.3%
United Continental Holdings, Inc.,
6.00%, 7/15/28	1,300	1,282,125

Auto Components—1.8%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,430	1,562,275
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	2,955	3,065,812
Goodyear Tire & Rubber Co.,
8.25%, 8/15/20	2,605	2,784,094

		7,412,181

Auto Manufacturers—1.5%
Chrysler Group LLC,
8.25%, 6/15/21	2,845	3,189,956
Navistar International Corp.,
8.25%, 11/1/21	2,790	2,814,413

		6,004,369

Building Materials—0.8%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,045	3,265,762

Chemicals—1.0%
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	2,220	2,294,925
Platform Speciality Products Corp. (b),
6.50%, 2/1/22	1,805	1,911,044

		4,205,969

Coal—0.6%
Arch Coal, Inc.,
9.875%, 6/15/19	2,995	1,093,175
CONSOL Energy, Inc.,
5.875%, 4/15/22	1,145	1,107,788

		2,200,963

Commercial Services—8.9%
Avis Budget Car Rental LLC,
9.75%, 3/15/20	430	470,850
Cambium Learning Group, Inc.,
9.75%, 2/15/17	420	424,200
Cardtronics, Inc. (a)(b),
5.125%, 8/1/22	870	855,863
Cenveo Corp.,
11.50%, 5/15/17	3,105	3,167,100
Deluxe Corp.,
7.00%, 3/15/19	1,420	1,473,250
ExamWorks Group, Inc.,
9.00%, 7/15/19	3,180	3,386,700
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	3,020	2,940,725
9.75%, 8/1/18	3,050	3,278,750

	Principal Amount (000s)	Value*

Hertz Corp.,
6.75%, 4/15/19	$1,985	$2,059,437
Monitronics International, Inc.,
9.125%, 4/1/20	2,030	2,009,700
RR Donnelley & Sons Co.,
6.00%, 4/1/24	2,415	2,508,581
7.00%, 2/15/22	3,845	4,229,500
SFX Entertainment, Inc. (a)(b),
9.625%, 2/1/19	2,761	2,733,390
United Rentals North America, Inc.,
8.25%, 2/1/21	2,565	2,795,850
8.375%, 9/15/20	3,105	3,337,875

		35,671,771

Computers—0.5%
Unisys Corp.,
6.25%, 8/15/17	1,850	1,979,500

Containers & Packaging—0.9%
Owens-Brockway Glass Container, Inc. (a)(b),
5.00%, 1/15/22	660	687,225
Reynolds Group Issuer, Inc.,
9.875%, 8/15/19	2,680	2,884,350

		3,571,575

Distribution/Wholesale—2.6%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	2,375	2,452,188
HD Supply, Inc.,
11.00%, 4/15/20	3,975	4,571,250
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,394,462

		10,417,900

Diversified Financial Services—5.6%
Ally Financial, Inc.,
8.00%, 3/15/20	2,355	2,826,000
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,815	1,829,750

International Lease Finance Corp.,
8.25%, 12/15/20	3,350	4,170,750
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,950	1,969,500
9.625%, 5/1/19	3,000	3,210,000
Navient Corp.,
8.45%, 6/15/18	2,365	2,707,925
Springleaf Finance Corp.,
6.90%, 12/15/17	1,215	1,315,237
8.25%, 10/1/23	3,945	4,517,025

		22,546,187

Electric Utilities—0.5%
NRG Energy, Inc.,
6.25%, 5/1/24	2,001	2,051,025

Electrical Equipment—0.9%
Anixter, Inc.,
5.125%, 10/1/21	100	103,250
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	3,440	3,405,600

		3,508,850

Electronics—2.0%
Kemet Corp.,
10.50%, 5/1/18	4,659	4,798,770
Viasystems, Inc. (a)(b),
7.875%, 5/1/19	3,080	3,264,800

		8,063,570

Engineering & Construction—1.4%
AECOM (a)(b),
5.875%, 10/15/24	3,305	3,519,825

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Dycom Investments, Inc.,
7.125%, 1/15/21	$1,870	$1,972,850

		5,492,675

Entertainment—1.8%
AMC Entertainment, Inc.,
9.75%, 12/1/20	2,495	2,756,975
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp. (a)(b),
5.375%, 6/1/24	3,145	3,211,831
Cleopatra Finance Ltd. (b),
6.25%, 2/15/22	1,175	1,177,938

		7,146,744

Food & Beverage—0.2%
SUPERVALU, Inc.,
8.00%, 5/1/16	832	890,240

Healthcare-Products—1.7%
Kinetic Concepts, Inc.,
10.50%, 11/1/18	2,570	2,817,362
Teleflex, Inc. (a)(b),
5.25%, 6/15/24	3,855	3,912,825

		6,730,187

Healthcare-Services—4.3%
Community Health Systems, Inc.,
7.125%, 7/15/20	1,150	1,230,500
8.00%, 11/15/19	3,220	3,457,475
Envision Healthcare Corp. (a)(b),
5.125%, 7/1/22	1,980	2,066,625
HCA, Inc.,
7.50%, 2/15/22	2,440	2,885,300
Kindred Healthcare, Inc.,
6.375%, 4/15/22	2,123	2,133,615
8.75%, 1/15/23 (a)(b)	1,235	1,352,325
Tenet Healthcare Corp.,
8.125%, 4/1/22	3,820	4,335,700

		17,461,540

Home Builders—3.6%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	1,760	1,687,400
9.125%, 5/15/19	1,125	1,162,969
Brookfield Residential Properties, Inc. (a)(b),
6.50%, 12/15/20	3,165	3,323,250
KB Home,
8.00%, 3/15/20	3,105	3,306,825
Standard Pacific Corp.,
5.875%, 11/15/24	615	630,375
8.375%, 5/15/18	3,110	3,576,500
William Lyon Homes, Inc.,
8.50%, 11/15/20	585	634,725

		14,322,044

Internet—3.1%
Affinion Investments LLC,
13.50%, 8/15/18	2,098	1,384,614
Equinix, Inc.,
5.375%, 1/1/22	1,425	1,492,687
j2 Global, Inc.,
8.00%, 8/1/20	3,780	4,101,300
Mood Media Corp. (a)(b),
9.25%, 10/15/20	1,085	935,813
Netflix, Inc. (b),
5.875%, 2/15/25	1,930	2,016,850
Zayo Group LLC,
8.125%, 1/1/20	2,327	2,475,346

		12,406,610

Iron/Steel—1.7%
AK Steel Corp.,
7.625%, 5/15/20	650	593,125
8.375%, 4/1/22	1,550	1,387,250
8.75%, 12/1/18	770	830,637

	Principal Amount (000s)	Value*

ArcelorMittal,
10.60%, 6/1/19	$2,565	$3,177,394
Steel Dynamics, Inc. (a)(b),
5.50%, 10/1/24	635	661,988

		6,650,394

Leisure Time—0.8%
Jarden Corp.,
7.50%, 5/1/17	800	886,000
NCL Corp. Ltd. (a)(b),
5.25%, 11/15/19	2,195	2,266,337

		3,152,337

Lodging—0.4%
Wynn Las Vegas LLC (b),
5.50%, 3/1/25	1,455	1,471,296

Machinery-Construction & Mining—0.7%
BlueLine Rental Finance Corp. (a)(b),
7.00%, 2/1/19	2,735	2,844,400

Machinery-Diversified—0.7%
Zebra Technologies Corp. (a)(b),
7.25%, 10/15/22	2,680	2,901,100

Media—7.7%
American Media, Inc.,
11.50%, 12/15/17	2,565	2,651,569
Cablevision Systems Corp.,
8.625%, 9/15/17	2,545	2,885,394
CCOH Safari LLC,
5.75%, 12/1/24	3,070	3,185,125
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	3,710	3,932,600
DISH DBS Corp.,
5.875%, 7/15/22	1,275	1,290,937
Gray Television, Inc.,
7.50%, 10/1/20	3,045	3,182,025
LIN Television Corp. (a)(b),
5.875%, 11/15/22	1,930	1,978,250
McClatchy Co.,
9.00%, 12/15/22	3,440	3,508,800
McGraw-Hill Global Education Holdings LLC,
9.75%, 4/1/21	3,615	4,084,950
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,390	2,545,350
Sinclair Television Group, Inc.,
6.375%, 11/1/21	1,670	1,778,550

		31,023,550

Mining—1.3%
Alcoa, Inc.,
5.90%, 2/1/27	1,115	1,254,997
HudBay Minerals, Inc.,
9.50%, 10/1/20	1,795	1,848,850
Thompson Creek Metals Co., Inc.,
7.375%, 6/1/18	2,350	1,950,500

		5,054,347

Oil, Gas & Consumable Fuels—8.2%
BreitBurn Energy Partners L.P.,
8.625%, 10/15/20	3,220	2,656,500
Calumet Specialty Products Partners L.P. (a)(b),
6.50%, 4/15/21	3,565	3,547,175
Carrizo Oil & Gas, Inc.,
8.625%, 10/15/18	2,680	2,800,600
Chesapeake Energy Corp.,
6.625%, 8/15/20	3,615	3,949,387
Concho Resources, Inc.,
7.00%, 1/15/21	1,930	2,069,925
CVR Refining LLC,
6.50%, 11/1/22	2,175	2,196,750
Energy XXI Gulf Coast, Inc.,
9.25%, 12/15/17	2,285	1,668,050
EP Energy LLC,
9.375%, 5/1/20	2,860	3,067,350

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hercules Offshore, Inc. (a)(b),
8.75%, 7/15/21	$1,520	$478,800
Linn Energy LLC,
6.50%, 9/15/21	1,415	1,195,675
Rice Energy, Inc.,
6.25%, 5/1/22	2,710	2,655,800
Sanchez Energy Corp. (c),
2.00%, 1/15/23	2,625	2,421,563
Ultra Petroleum Corp. (a)(b),
6.125%, 10/1/24	610	582,550
United Refining Co.,
10.50%, 2/28/18	1,434	1,519,323
Vanguard Natural Resources LLC,
7.875%, 4/1/20	2,560	2,352,000

		33,161,448

Paper & Forest Products—0.5%
Mercer International, Inc. (a)(b),
7.75%, 12/1/22	1,825	1,920,813

Pharmaceuticals—1.7%
Endo Finance LLC & Endo Finco, Inc. (a)(b),
5.375%, 1/15/23	1,825	1,861,500
7.00%, 12/15/20	3,745	3,974,381
Omnicare, Inc.,
5.00%, 12/1/24	1,085	1,147,388

		6,983,269

Pipelines—1.2%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	1,755	1,886,625
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	1,349	1,386,097
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	814,725
6.25%, 10/15/22 (a)(b)	745	793,425

		4,880,872

Real Estate—0.6%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	2,481	2,512,013

Real Estate Investment Trust—0.2%
iStar Financial, Inc.,
7.125%, 2/15/18	720	777,600

Retail—4.7%
Brown Shoe Co., Inc.,
7.125%, 5/15/19	3,890	4,055,325
Claire’s Stores, Inc. (a)(b),
9.00%, 3/15/19	2,465	2,326,344
Conn’s, Inc. (a)(b),
7.25%, 7/15/22	2,205	1,998,281
Family Tree Escrow LLC (b),
5.75%, 3/1/23	2,815	2,976,863
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	3,465	3,659,906
Sonic Automotive, Inc.,
7.00%, 7/15/22	3,665	4,022,337

		19,039,056

Semiconductors—3.8%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	1,860	1,855,350
7.50%, 8/15/22	885	878,363
Amkor Technology, Inc.,
6.375%, 10/1/22	3,500	3,648,750
Freescale Semiconductor, Inc. (a)(b),
6.00%, 1/15/22	3,306	3,570,480
Micron Technology, Inc.,
5.875%, 2/15/22	2,900	3,074,000
Sensata Technologies BV (a)(b),
5.625%, 11/1/24	2,285	2,459,231

		15,486,174

	Principal Amount (000s)	Value*

Shipbuilding—0.5%
Huntington Ingalls Industries, Inc. (a)(b),
5.00%, 12/15/21	$2,005	$2,107,756

Software—2.0%
First Data Corp.,
10.625%, 6/15/21	1,848	2,134,440
12.625%, 1/15/21	1,410	1,689,180
MSCI, Inc. (a)(b),
5.25%, 11/15/24	1,950	2,042,625
Open Text Corp. (b),
5.625%, 1/15/23	2,280	2,371,200

		8,237,445

Telecommunications—8.4%
Consolidated Communications, Inc.,
6.50%, 10/1/22 (a)(b)	1,745	1,749,362
10.875%, 6/1/20	2,580	2,918,625
EarthLink Holdings Corp.,
7.375%, 6/1/20	1,550	1,592,625
8.875%, 5/15/19	1,532	1,581,790
Hughes Satellite Systems Corp.,
7.625%, 6/15/21	3,665	4,081,894
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	2,620	2,721,525

Level 3 Financing, Inc.,
8.625%, 7/15/20	2,290	2,507,550
Sprint Communications, Inc.,
6.00%, 11/15/22	1,065	1,035,713
11.50%, 11/15/21	3,515	4,358,600
Sprint Corp.,
7.125%, 6/15/24	1,290	1,290,000
T-Mobile USA, Inc.,
6.625%, 11/15/20	1,935	2,048,681
6.625%, 4/1/23	1,160	1,238,300
6.836%, 4/28/23	2,885	3,083,344
West Corp. (a)(b),
5.375%, 7/15/22	2,075	2,023,125
Windstream Corp.,
7.50%, 6/1/22	1,720	1,713,550

		33,944,684

Transportation—1.1%
Quality Distribution LLC,
9.875%, 11/1/18	1,468	1,545,070
XPO Logistics, Inc. (a)(b),
7.875%, 9/1/19	2,620	2,809,950

		4,355,020

Utilities—0.4%
TerraForm Power Operating LLC (b),
5.875%, 2/1/23	1,575	1,641,623

Total Corporate Bonds & Notes (cost—$374,692,497)		378,479,184

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $14,941,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $15,241,050 including accrued interest (cost—$14,941,000)	14,941	14,941,000

Total Investments (cost—$389,633,497)—97.7%		393,420,184

Other assets less liabilities—2.3%		9,315,325

Net Assets—100.0%		$402,735,509

Schedule of Investments

AllianzGI High Yield Bond Fund

February 28, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $81,833,695, representing 20.3% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2015.

Glossary:

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI International Growth Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Australia—3.5%
Brambles Ltd.	3,568	$30,916
CSL Ltd.	463	33,339
REA Group Ltd.	469	17,927
Seek Ltd.	1,975	26,626

		108,808

Brazil—6.4%
Ambev S.A.	6,072	39,228
Cielo S.A.	2,220	34,965
Lojas Renner S.A.	1,154	34,184
Odontoprev S.A.	8,272	30,451
Ultrapar Participacoes S.A.	1,252	26,277
WEG S.A.	3,408	36,934

		202,039

Canada—6.1%
Bank of Nova Scotia	762	40,724
Canadian National Railway Co.	901	62,236
Restaurant Brands International, Inc. (c)	1,437	63,522
Richelieu Hardware Ltd.	514	25,583

		192,065

China—1.3%
Tencent Holdings Ltd.	2,394	41,770

Denmark—6.6%
Ambu A/S, Class B	1,476	30,200
DSV A/S (b)	1,687	54,548
Novo Nordisk A/S, Class B	1,828	87,478
SimCorp A/S (b)	978	34,436

		206,662

France—9.7%
Bureau Veritas S.A.	1,658	39,036
Dassault Systemes	449	31,374
L’Oreal S.A.	251	45,491
Legrand S.A.	1,258	69,430
Schneider Electric SE	984	79,064
Sodexo S.A.	421	42,363

		306,758

Germany—9.7%
Fresenius SE & Co. KGaA	719	41,202
HUGO BOSS AG (b)	473	60,877
Infineon Technologies AG (b)	4,172	48,269
Kontron AG (c)	3,577	25,111
Linde AG	196	39,839
Norma Group SE (b)	515	27,499
SAP SE	877	61,665

		304,462

Hong Kong—2.4%
AIA Group Ltd.	10,389	60,964
Biostime International Holdings Ltd.	5,033	15,528

		76,492

Indonesia—1.6%
Ace Hardware Indonesia Tbk PT	459,400	30,007
Bank Mandiri Persero Tbk PT	20,600	19,106

		49,113

Japan—9.0%
Keyence Corp.	134	68,528
Nippon Paint Holdings Co., Ltd.	1,012	35,153
SMC Corp.	222	61,772
Sundrug Co., Ltd.	591	29,041
Sysmex Corp.	897	48,220
Unicharm Corp.	1,524	42,194

		284,908

	Shares	Value*

Korea (Republic of)—1.3%
LG Household & Health Care Ltd.	68	$41,511

Luxembourg—1.8%
Samsonite International S.A.	17,863	56,479

Mexico—1.3%
Fomento Economico Mexicano S.A.B. de C.V. UNIT	4,190	39,858

Netherlands—2.9%
Akzo Nobel NV	544	40,322
ASML Holding NV	481	51,850

		92,172

Philippines—2.6%
Jollibee Foods Corp.	5,340	26,623
Universal Robina Corp.	10,980	54,220

		80,843

South Africa—1.2%
Woolworths Holdings Ltd.	4,777	36,802

Spain—1.5%
Inditex S.A.	1,526	47,863

Sweden—7.6%
Atlas Copco AB, Class A	1,995	64,289
Elekta AB, Class B	2,700	28,192
Hexagon AB, Class B	1,629	58,835
Hexpol AB (b)	500	53,626
Trelleborg AB, Class B (b)	1,685	34,059

		239,001

Switzerland—6.3%
Cie Financiere Richemont S.A.	782	68,904
Roche Holding AG	196	53,408
Sika AG	8	28,274
UBS Group AG (c)	2,753	48,369

		198,955

United Kingdom—15.1%
British American Tobacco PLC	1,337	77,950
Diageo PLC	1,885	56,266
Prudential PLC	2,567	64,422
Reckitt Benckiser Group PLC	1,021	92,157
Rotork PLC (b)	863	32,622
Shire PLC	660	53,243
Spirax-Sarco Engineering PLC (b)	628	31,100
Unilever PLC	1,561	68,851

		476,611

Total Investments (cost—$2,939,399) (a)—97.9%		3,083,172

Other assets less liabilities—2.1%		64,732

Net Assets—100.0%		$3,147,904

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,568,072, representing 81.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.

Glossary:

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Growth Fund

February 28, 2015 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	9.2%
Chemicals	6.3%
Pharmaceuticals	6.2%
Textiles, Apparel & Luxury Goods	5.9%
Household Products	5.5%
Electrical Equipment	4.7%
Food Products	4.4%
Beverages	4.3%
Hotels, Restaurants & Leisure	4.3%
Software	4.1%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.9%
Semiconductors & Semiconductor Equipment	3.9%
Road & Rail	3.7%
Health Care Equipment & Supplies	3.4%
Tobacco	2.5%
Specialty Retail	2.5%
Health Care Providers & Services	2.3%
Multi-line Retail	2.3%
Professional Services	2.0%
Banks	1.9%
Capital Markets	1.5%
Personal Products	1.4%
Internet Software & Services	1.3%
IT Services	1.1%
Biotechnology	1.1%
Commercial Services & Supplies	1.0%
Food & Staples Retailing	0.9%
Oil, Gas & Consumable Fuels	0.8%
Trading Companies & Distributors	0.8%
Media	0.6%
Other assets less liabilities	2.1%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Australia—2.6%
BlueScope Steel Ltd. (c)	109,787	$412,602
Challenger Ltd.	139,900	766,239
Dick Smith Holdings Ltd.	324,618	549,912
Spotless Group Holdings Ltd. (c)	508,990	830,092

		2,558,845

Austria—3.4%
ams AG (b)	53,210	2,351,501
Schoeller-Bleckmann Oilfield Equipment AG (b)	13,795	929,928

		3,281,429

Belgium—1.5%
Ontex Group NV (c)	49,489	1,473,126

China—1.6%
China Everbright International Ltd.	653,000	909,348
Sunny Optical Technology Group Co., Ltd.	408,000	675,407

		1,584,755

Denmark—4.1%
Chr. Hansen Holding A/S	9,164	410,296
SimCorp A/S (b)	51,399	1,809,802
Topdanmark A/S (c)	55,260	1,830,986

		4,051,084

Finland—1.3%
Amer Sports Oyj	56,558	1,231,098

France—7.2%
GameLoft SE (b)(c)	165,335	723,421
Korian-Medica	46,034	1,702,550
Sartorius Stedim Biotech	12,844	2,824,310
Virbac S.A.	6,726	1,800,408

		7,050,689

Germany—7.0%
Aareal Bank AG (b)	46,171	2,068,328
Bechtle AG (b)	18,443	1,496,903
Bertrandt AG (b)	4,137	603,169
CANCOM SE (b)	32,555	1,331,135
Gerry Weber International AG (b)	22,345	849,256
Wirecard AG	11,629	536,177

		6,884,968

Hong Kong—2.7%
Ju Teng International Holdings Ltd. (b)	1,390,000	821,013
Nexteer Automotive Group Ltd.	1,245,000	1,252,502
Techtronic Industries Co., Ltd.	151,000	521,385

		2,594,900

Ireland—3.1%
Glanbia PLC	93,938	1,691,119
Kingspan Group PLC (b)	71,008	1,393,291

		3,084,410

Italy—3.3%
Banca Popolare di Milano Scarl (c)	2,321,575	2,176,058
De’ Longhi (b)	53,485	1,045,890

		3,221,948

Japan—27.9%
Aica Kogyo Co., Ltd.	54,700	1,287,504
Aozora Bank Ltd.	446,000	1,607,781
Asics Corp.	22,200	583,019
Bandai Namco Holdings, Inc.	44,500	809,176
Calbee, Inc.	41,800	1,581,275
Coca-Cola East Japan Co., Ltd.	38,300	674,220
Daiho Corp.	121,000	727,024
Disco Corp.	14,300	1,315,917
Don Quijote Holdings Co., Ltd.	24,900	1,937,607

	Shares	Value*

Fukushima Industries Corp.	39,400	$559,538
Hoshizaki Electric Co., Ltd.	31,900	1,889,708
Inaba Denki Sangyo Co., Ltd.	28,200	980,765
Japan Airport Terminal Co., Ltd.	32,900	1,614,208
Kakaku.com, Inc.	23,600	391,491
Kusuri No Aoki Co., Ltd.	19,500	1,251,062
Maeda Road Construction Co., Ltd.	61,000	961,007
Obayashi Corp.	216,000	1,475,518
Sanwa Holdings Corp.	154,200	1,103,871
Seiko Holdings Corp.	167,000	894,618
Shinmaywa Industries Ltd.	59,000	640,596
Teijin Ltd.	549,000	1,858,817
THK Co., Ltd.	40,000	962,681
Tokyo Tatemono Co., Ltd.	41,000	304,542
Yamaha Motor Co., Ltd.	78,400	1,949,944

		27,361,889

Korea (Republic of)—0.2%
Grand Korea Leisure Co., Ltd.	5,700	180,350

New Zealand—0.3%
Metlifecare Ltd.	81,138	294,558

Norway—0.2%
ProSafe SE	73,448	226,210

Philippines—1.0%
Cosco Capital, Inc.	4,298,900	947,149

Spain—5.3%
Bolsas y Mercados Espanoles S.A.	39,015	1,696,508
Gamesa Corp. Tecnologica S.A. (c)	162,718	1,922,539
Melia Hotels International S.A.	129,448	1,526,945

		5,145,992

Sweden—5.6%
Betsson AB (c)	46,799	1,731,228
JM AB	31,811	1,129,380
Net Entertainment NE AB, Class B (b)(c)	47,188	1,473,718
Nibe Industrier AB, Class B	45,438	1,112,099

		5,446,425

Switzerland—3.5%
Burckhardt Compression Holding AG (b)	2,375	929,090
Georg Fischer AG	2,080	1,494,171
Interroll Holding AG (b)(c)	1,988	1,041,597

		3,464,858

Taiwan—2.0%
Chailease Holding Co., Ltd.	191,000	463,978
Epistar Corp.	227,000	433,201
Hermes Microvision, Inc.	9,000	448,280
Primax Electronics Ltd. (b)	419,000	587,462

		1,932,921

Thailand—1.1%
AP Thailand PCL (d)	4,970,520	1,068,914

United Kingdom—12.7%
Booker Group PLC	435,438	1,077,842
DS Smith PLC	121,508	687,868
Elementis PLC	300,905	1,330,383
Hikma Pharmaceuticals PLC	24,527	936,057
Restaurant Group PLC	184,148	2,095,962
Rotork PLC (b)	38,818	1,467,329
Segro PLC REIT	305,691	2,028,867
Senior PLC	137,805	721,633
Spirax-Sarco Engineering PLC (b)	43,063	2,132,614

		12,478,555

Total Common Stock (cost—$78,829,003)		95,565,073

Schedule of Investments

AllianzGI International Small-Cap Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $1,925,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $1,965,150 including accrued interest (cost—$1,925,000)	$1,925	$1,925,000

Total Investments (cost—$80,754,003) (a)—99.6%		97,490,073

Other assets less liabilities-0.4%		429,995

Net Assets—100.0%		$97,920,068

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $86,731,155, representing 88.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated security.
(c)	Non-income producing.
(d)	Fair-Valued—Security with a value of $1,068,914, representing 1.1% of net assets.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	11.4%
Hotels, Restaurants & Leisure	5.7%
Building Products	4.9%
Semiconductors & Semiconductor Equipment	4.6%
Banks	3.8%
Chemicals	3.7%
IT Services	3.4%
Food & Staples Retailing	3.4%
Food Products	3.3%
Construction & Engineering	3.2%
Diversified Financial Services	3.0%
Health Care Equipment & Supplies	2.9%
Household Durables	2.8%
Pharmaceuticals	2.7%
Software	2.6%
Textiles, Apparel & Luxury Goods	2.4%
Thrifts & Mortgage Finance	2.1%
Leisure Products	2.1%
Real Estate Investment Trust	2.1%
Health Care Providers & Services	2.0%
Automobiles	2.0%
Multi-line Retail	2.0%
Electrical Equipment	2.0%
Internet Software & Services	1.9%
Insurance	1.9%
Commercial Services & Supplies	1.7%
Transportation Infrastructure	1.7%
Electronic Equipment, Instruments & Components	1.6%
Personal Products	1.5%
Real Estate Management & Development	1.4%
Auto Components	1.3%
Energy Equipment & Services	1.2%
Trading Companies & Distributors	1.0%
Aerospace & Defense	0.7%
Containers & Packaging	0.7%
Beverages	0.7%
Professional Services	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Specialty Retail	0.6%
Metals & Mining	0.4%
Repurchase Agreements	2.0%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—95.7%

Aerospace & Defense—1.0%
Astronics Corp. (b)	5,947	$413,673

Air Freight & Logistics—0.7%
Park-Ohio Holdings Corp.	4,638	267,844

Auto Components—2.5%
Motorcar Parts of America, Inc. (b)	17,400	456,750
Strattec Security Corp.	2,785	189,408
Tower International, Inc. (b)	13,687	370,507

		1,016,665

Banks—4.3%
Ameris Bancorp	12,368	323,671
Banner Corp.	8,967	391,499
Eagle Bancorp, Inc. (b)	10,555	392,118
First Merchants Corp.	15,208	343,092
First NBC Bank Holding Co. (b)	9,516	311,364

		1,761,744

Biotechnology—9.0%
AMAG Pharmaceuticals, Inc. (b)	4,533	223,160
Anacor Pharmaceuticals, Inc. (b)	7,567	329,164
Ardelyx, Inc. (b)	5,465	86,046
Arrowhead Research Corp. (b)	14,212	107,016
BioSpecifics Technologies Corp. (b)	4,501	175,359
Esperion Therapeutics, Inc. (b)	4,130	257,919
Insmed, Inc. (b)	10,391	192,649
Insys Therapeutics, Inc. (b)	6,709	402,943
Ligand Pharmaceuticals, Inc., Class B (b)	9,028	497,172
MacroGenics, Inc. (b)	4,543	157,052
Orexigen Therapeutics, Inc. (b)	26,785	151,067
Raptor Pharmaceutical Corp. (b)	14,373	133,238
Repligen Corp. (b)	26,707	686,637
Sangamo Biosciences, Inc. (b)	16,665	280,305

		3,679,727

Building Products—3.1%
American Woodmark Corp. (b)	6,626	348,925
Builders FirstSource, Inc. (b)	41,681	251,337
Patrick Industries, Inc. (b)	12,297	679,409

		1,279,671

Capital Markets—0.9%
Cowen Group, Inc., Class A (b)	72,009	380,928

Commercial Services & Supplies—1.3%
ARC Document Solutions, Inc. (b)	34,810	294,493
Ceco Environmental Corp.	15,144	215,499

		509,992

Communications Equipment—2.3%
CalAmp Corp. (b)	13,860	265,419
Mitel Networks Corp. (b)	32,268	327,843
ShoreTel, Inc. (b)	44,239	329,580

		922,842

Construction Materials—0.8%
U.S. Concrete, Inc. (b)	10,338	315,309

Diversified Consumer Services—0.8%
Carriage Services, Inc.	13,646	313,721

Diversified Telecommunication Services—1.5%
8x8, Inc. (b)	28,316	209,822
inContact, Inc. (b)	35,286	413,199

		623,021

Electrical Equipment—1.0%
Enphase Energy, Inc. (b)	28,941	398,807

Electronic Equipment, Instruments & Components—1.2%
Methode Electronics, Inc.	6,374	247,885
Planar Systems, Inc. (b)	40,803	250,938

		498,823

	Shares	Value*

Energy Equipment & Services—0.4%
Matrix Service Co. (b)	8,311	$154,585

Health Care Equipment & Supplies—8.5%
Anika Therapeutics, Inc. (b)	11,188	446,625
AtriCure, Inc. (b)	16,721	295,627
Cardiovascular Systems, Inc. (b)	11,405	430,083
Cerus Corp. (b)	22,428	107,094
Cynosure, Inc., Class A (b)	10,818	329,084
Inogen, Inc. (b)	15,234	506,530
OraSure Technologies, Inc. (b)	29,769	213,146
Spectranetics Corp. (b)	11,311	382,425
SurModics, Inc. (b)	10,241	246,296
Trinity Biotech PLC ADR	14,848	263,700
Vascular Solutions, Inc. (b)	8,835	257,805

		3,478,415

Health Care Providers & Services—5.7%
Aceto Corp.	16,165	346,093
Adeptus Health, Inc., Class A (b)	6,852	303,886
BioTelemetry, Inc. (b)	32,494	313,567
Capital Senior Living Corp. (b)	13,881	347,025
Cross Country Healthcare, Inc. (b)	29,914	387,686
Providence Service Corp. (b)	7,204	331,384
RadNet, Inc. (b)	34,186	299,469

		2,329,110

Health Care Technology—1.1%
Omnicell, Inc. (b)	13,351	467,953

Hotels, Restaurants & Leisure—1.6%
Popeyes Louisiana Kitchen, Inc. (b)	6,824	409,508
Rave Restaurant Group, Inc.	19,338	251,781

		661,289

Household Durables—2.5%
LGI Homes, Inc. (b)	15,142	214,411
Libbey, Inc. (b)	10,605	403,308
M/I Homes, Inc. (b)	10,823	235,616
Skullcandy, Inc. (b)	14,014	145,886

		999,221

Insurance—2.9%
Federated National Holding Co.	7,962	230,341
HCI Group, Inc.	7,826	370,326
Heritage Insurance Holdings, Inc. (b)	14,056	279,715
United Insurance Holdings Corp.	12,491	304,905

		1,185,287

Internet & Catalog Retail—0.8%
Nutrisystem, Inc.	18,170	312,706

Internet Software & Services—4.3%
Actua Corp. (b)	16,560	277,546
Autobytel, Inc. (b)	23,762	306,292
Internap Corp. (b)	32,844	312,675
IntraLinks Holdings, Inc. (b)	28,701	297,629
SPS Commerce, Inc. (b)	3,998	274,663
TechTarget, Inc. (b)	21,830	265,016

		1,733,821

IT Services—1.2%
Virtusa Corp. (b)	12,237	481,648

Leisure Equipment & Products—1.1%
Nautilus, Inc. (b)	29,832	455,236

Life Sciences Tools & Services—3.5%
Albany Molecular Research, Inc. (b)	23,212	376,499
Cambrex Corp. (b)	18,242	624,789
Enzo Biochem, Inc. (b)	49,454	151,329
NeoGenomics, Inc. (b)	56,560	256,782

		1,409,399

Schedule of Investments

AllianzGI Micro Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Machinery—2.3%
Kadant, Inc.	7,106	$314,369
Lydall, Inc. (b)	10,160	323,698
NN, Inc.	11,326	313,843

		951,910

Media—1.9%
Carmike Cinemas, Inc. (b)	15,002	468,812
Entravision Communications Corp., Class A	45,332	310,978

		779,790

Oil, Gas & Consumable Fuels—2.0%
Abraxas Petroleum Corp. (b)	43,658	133,157
Gastar Exploration, Inc. (b)	43,516	130,548
PetroQuest Energy, Inc. (b)	50,604	147,763
Synergy Resources Corp. (b)	13,218	157,955
Teekay Tankers Ltd., Class A	41,342	241,851

		811,274

Paper & Forest Products—1.0%
Neenah Paper, Inc. (a)	6,530	394,543

Pharmaceuticals—8.7%
ANI Pharmaceuticals, Inc. (b)	5,266	354,718
Cempra, Inc. (b)	7,093	234,920
Depomed, Inc. (b)	32,179	706,329
Horizon Pharma PLC (b)	22,819	468,474
IGI Laboratories, Inc. (a)(b)	65,418	753,615
Omeros Corp. (b)	13,601	283,853
Pernix Therapeutics Holdings, Inc. (b)	35,290	378,662
Supernus Pharmaceuticals, Inc. (b)	10,125	91,024
Tetraphase Pharmaceuticals, Inc. (b)	7,275	287,071

		3,558,666

Professional Services—1.4%
Barrett Business Services, Inc.	4,859	180,998
GP Strategies Corp. (b)	10,334	368,820

		549,818

Road & Rail—2.9%
ArcBest Corp.	6,734	282,020
Celadon Group, Inc.	11,791	309,513
Covenant Transportation Group, Inc., Class A (b)	7,660	243,971
Saia, Inc. (b)	7,929	364,972

		1,200,476

Semiconductors & Semiconductor Equipment—5.1%
Ambarella, Inc. (b)	5,912	339,290
FormFactor, Inc. (b)	41,689	409,386
Inphi Corp. (b)	11,162	208,060
PDF Solutions, Inc. (b)	17,780	322,529
Pixelworks, Inc. (b)	37,643	198,755
Tower Semiconductor Ltd. (b)	37,058	596,263

		2,074,283

Software—1.9%
Callidus Software, Inc. (b)	27,110	387,402
ePlus, Inc. (b)	4,577	380,669

		768,071

Specialty Retail—2.4%
Citi Trends, Inc. (b)	11,201	298,507
Kirkland’s, Inc. (b)	13,200	313,764
Shoe Carnival, Inc.	7,751	190,210
Tilly’s, Inc., Class A (b)	12,565	157,816

		960,297

	Shares	Value*

Thrifts & Mortgage Finance—2.1%
LendingTree, Inc.	10,398	$551,510
Meridian Bancorp, Inc. (b)	24,876	308,214

		859,724

Total Common Stock (cost—$25,518,839)		38,960,289

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $384,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $396,000 including accrued interest (cost—$384,000)	$384	384,000

Total Investments (cost—$25,902,839)—96.6%		39,344,289

Other assets less liabilities—3.4%		1,373,997

Net Assets—100.0%		$40,718,286

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2015 (unaudited)

	Shares	Value*

MUTUAL FUNDS (d)(f)—38.3%

AllianzGI Global Natural Resources	64,533	$1,140,306
PIMCO Commodity RealReturn Strategy	271,641	1,227,817

Total Mutual Funds (cost—$2,552,054)		2,368,123

COMMON STOCK—28.2%

Australia—2.3%
Dexus Property Group REIT	1,615	9,945
Federation Centres REIT	2,930	6,812
Goodman Group REIT	2,778	13,524
GPT Group REIT	3,240	11,889
Lend Lease Group	1,120	15,156
Mirvac Group REIT	5,641	9,153
Novion Property Group REIT	4,280	8,237
Scentre Group REIT (g)	8,879	26,748
Stockland REIT	3,686	13,492
Westfield Corp. REIT (g)	3,419	26,184

		141,140

Austria—0.1%
BUWOG AG (g)	101	2,248
IMMOFINANZ AG (g)	2,020	6,146

		8,394

Canada—1.0%
Brookfield Asset Management, Inc., Class A	848	46,026
First Capital Realty, Inc.	157	2,467
H&R REIT	220	4,255
RioCan REIT	320	7,492

		60,240

France—1.1%
Fonciere Des Regions REIT	60	6,197
Gecina S.A. REIT	50	6,563
ICADE REIT	60	5,373
Klepierre REIT	164	8,009
Unibail-Rodamco SE REIT	154	44,304

		70,446

Germany—0.5%
Deutsche Wohnen AG	1,000	27,542

Hong Kong—3.6%
Cheung Kong Holdings Ltd.	2,296	45,447
Hang Lung Properties Ltd.	3,871	10,952
Henderson Land Development Co., Ltd.	2,371	16,159
Hysan Development Co., Ltd.	1,450	6,954
Kerry Properties Ltd.	1,052	3,505
Link REIT	3,821	24,364
New World Development Co., Ltd.	10,440	12,252
Sino Land Co., Ltd.	5,271	8,610
Sun Hung Kai Properties Ltd.	2,827	44,189
Swire Pacific Ltd., Class A	1,100	14,996
Swire Properties Ltd.	1,993	6,588
Wharf Holdings Ltd.	2,649	19,312
Wheelock & Co., Ltd.	1,556	8,334

		221,662

Japan—2.9%
Aeon Mall Co., Ltd.	130	2,523
Daito Trust Construction Co., Ltd.	110	11,924
Daiwa House Industry Co., Ltd.	836	16,477
Hulic Co., Ltd.	325	3,558
Japan Prime Realty Investment Corp. REIT	1	3,601
Japan Real Estate Investment Corp. REIT	2	9,993
Japan Retail Fund Investment Corp. REIT	3	6,447
Mitsubishi Estate Co., Ltd.	1,721	40,211
Mitsui Fudosan Co., Ltd.	1,156	31,767
Nippon Building Fund, Inc. REIT	2	10,059
Nomura Real Estate Holdings, Inc.	200	3,541

	Shares	Value*

Nomura Real Estate Office Fund, Inc. REIT	1	$4,984
NTT Urban Development Corp.	200	2,055
Sumitomo Realty & Development Co., Ltd.	490	16,883
Tokyo Tatemono Co., Ltd.	562	4,175
Tokyu Fudosan Holdings Corp.	600	4,113
United Urban Investment Corp. REIT	4	6,516

		178,827

Netherlands—0.1%
Corio NV REIT	150	8,321

Singapore—1.0%
Ascendas REIT	4,520	8,192
CapitaCommercial Trust REIT	3,940	5,103
CapitaLand Ltd.	4,675	12,308
CapitaMall Trust REIT	5,170	8,007
City Developments Ltd.	651	4,881
Global Logistic Properties Ltd.	4,700	8,926
Keppel Land Ltd.	1,600	5,338
UOL Group Ltd.	1,110	6,386

		59,141

Switzerland—0.2%
Swiss Prime Site AG (g)	110	10,024

United Kingdom—1.1%
British Land Co. PLC REIT	1,494	19,074
Hammerson PLC REIT	1,081	11,262
Intu Properties PLC REIT	1,220	6,647
Land Securities Group PLC REIT	1,241	24,016
Segro PLC REIT	1,150	7,633

		68,632

United States—14.3%
American Capital Agency Corp. REIT	750	16,076
American Realty Capital Properties, Inc. REIT	1,500	14,715
American Tower Corp. REIT	672	66,622
Annaly Capital Management, Inc. REIT	1,723	18,298
AvalonBay Communities, Inc. REIT	195	32,826
Boston Properties, Inc. REIT	246	33,803
Brookfield Property Partners L.P.	328	8,134
Camden Property Trust REIT	131	9,536
CBRE Group, Inc. Class A (g)	429	14,698
Crown Castle International Corp. REIT	600	51,786
Digital Realty Trust, Inc. REIT	210	13,940
Duke Realty Corp. REIT	519	11,086
Equity Residential REIT	539	41,519
Essex Property Trust, Inc. REIT	100	22,243
Federal Realty Investment Trust REIT	107	15,197
General Growth Properties, Inc. REIT	747	21,670
HCP, Inc. REIT	760	32,194
Health Care REIT, Inc. REIT	463	35,702
Host Hotels & Resorts, Inc. REIT	1,111	23,331
Kimco Realty Corp. REIT	638	16,767
Liberty Property Trust REIT	250	9,305
Macerich Co. REIT	215	17,985
Plum Creek Timber Co., Inc. REIT	257	11,164
Prologis, Inc. REIT	807	34,467
Public Storage REIT	229	45,163
Rayonier Advanced Materials, Inc. (e)	65	1,206
Rayonier, Inc. REIT	197	5,400
Realogy Holdings Corp. (g)	178	8,188
Realty Income Corp. REIT	300	15,018
Regency Centers Corp. REIT	142	9,319
Simon Property Group, Inc. REIT	506	96,322
SL Green Realty Corp. REIT	137	17,389
UDR, Inc. REIT	379	12,105

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Urban Edge Properties REIT	125	$2,993
Ventas, Inc. REIT	477	35,522
Vornado Realty Trust REIT	251	27,620
Weyerhaeuser Co. REIT	860	30,195
WP GLIMCHER, Inc.	253	4,385

		883,889

Total Common Stock (cost—$1,509,239)		1,738,258

EXCHANGE-TRADED FUNDS—8.7%

iPath Dow Jones-UBS Commodity Index Total Return (g)	10,500	308,385
Market Vectors Gold Miners	9,000	191,520
Schwab U.S. TIPS	100	5,518
SPDR Barclays Short Term High Yield Bond	1,000	29,510

Total Exchange-Traded Funds (cost—$578,133)		534,933

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS (b)—7.5%

U.S. Treasury Inflation Indexed Bonds,
2.125%, 2/15/40	$54	73,102
2.375%, 1/15/25	122	148,336
3.875%, 4/15/29	86	126,409
U.S. Treasury Inflation Indexed Notes,
0.625%, 7/15/21	8	8,737
2.375%, 1/15/17 (c)	102	108,869

Total U.S. Treasury Obligations (cost—$497,106)		465,453

	Principal Amount (000s)	Value*

Repurchase Agreements—17.8%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $1,097,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $1,122,956 including accrued interest (cost—$1,097,000)	$1,097	$1,097,000

Total Investments (cost—$6,233,532) (a)—100.5%		6,203,767

Liabilities in excess of other assets—(0.5)%		(28,153)

Net Assets—100.0%		$6,175,614

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $780,834, representing 12.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(d)	Affiliated fund.
(e)	Affiliated security.
(f)	Institutional Class share.
(g)	Non-income producing.

(h)	Futures contracts outstanding at February 28, 2015:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	3	$315	3/20/15	$12,268
Euro STOXX 50 Index	4	161	3/20/15	4,828
Euro-Bund 10-Year Bond	1	158	3/6/15	2,595
Short: 10-Year U.S. Treasury Note	(6)	(767)	6/19/15	(6,528)
Dow Jones U.S. Real Estate Index	(4)	(123)	3/20/15	386
Euro Currency	(2)	(280)	3/16/15	4,194

				$17,743

(i)	At February 28, 2015, the Fund pledged $116,537 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Mutual Funds	38.3%
Real Estate Investment Trust	19.7%
Exchange-Traded Funds	8.7%
Real Estate Management & Development	8.5%
U.S. Treasury Obligations	7.5%
Chemicals	0.0%
Repurchase Agreements	17.8%
Liabilities in excess of other assets	(0.5)%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.2%

Brazil—6.1%
Banco ABC Brasil S.A.	324	$1,341
Banco do Brasil S.A.	7,300	60,997
BM&FBovespa S.A.	17,200	60,832
Cia Energetica de Minas Gerais	6,724	30,319
EDP—Energias do Brasil S.A.	19,500	61,892
FII BTG Pactual Corp. Office Fund REIT	1,460	55,042
Grupo BTG Pactual UNIT	6,000	57,638
JBS S.A.	13,700	60,422
Sul America S.A. UNIT	12,400	57,135
Transmissora Alianca de Energia Eletrica S.A. UNIT	7,700	56,772

		502,390

Chile—0.7%
Inversiones La Construccion S.A.	4,918	60,972

China—22.4%
Agricultural Bank of China Ltd., Class H	111,000	55,085
Anhui Expressway Co., Ltd., Class H	85,000	59,468
Asia Cement China Holdings Corp.	104,000	55,985
Bank of China Ltd., Class H	101,000	58,217
Bank of Chongqing Co., Ltd., Class H	74,500	61,276
Bank of Communications Co., Ltd., Class H	66,000	56,909
China Communications Services Corp. Ltd., Class H	122,000	56,151
China Construction Bank Corp., Class H	70,000	58,290
China Creative Home Group Ltd.	302,000	56,363
China Lilang Ltd.	89,000	61,622
China Merchants Bank Co., Ltd., Class H	24,600	56,028
China Mobile Ltd.	4,000	54,435
China Petroleum & Chemical Corp., Class H	68,000	56,920
China Shineway Pharmaceutical Group Ltd.	36,000	54,872
Guangdong Electric Power Development Co., Ltd., Class B	72,500	55,246
Huabao International Holdings Ltd.	71,000	53,828
Industrial & Commercial Bank of China Ltd., Class H	77,000	56,565
Jiangling Motors Corp., Ltd., Class B	12,200	57,808
Jiangnan Group Ltd.	308,000	55,554
Jintian Pharmaceutical Group Ltd.	175,000	58,636
Kingboard Laminates Holdings Ltd.	125,000	54,465
Luthai Textile Co., Ltd., Class B	43,300	59,179
Peak Sport Products Co., Ltd.	209,000	59,536
Qinhuangdao Port Co., Ltd., Class H	119,000	56,310
Shenzhen Expressway Co., Ltd., Class H	78,000	57,972
Sichuan Expressway Co., Ltd., Class H	138,000	55,859
Springland International Holdings Ltd.	181,000	56,476
TCC International Holdings Ltd.	158,000	57,811
Travelsky Technology Ltd., Class H	53,000	56,849
Wasion Group Holdings Ltd.	62,000	61,139
Xinhua Winshare Publishing and Media Co., Ltd., Class H	70,000	62,176
Yuexiu Transport Infrastructure Ltd.	92,000	62,750

		1,839,780

	Shares	Value*

Czech Republic—0.7%
Philip Morris CR AS	122	$56,375

Egypt—0.7%
Eastern Tobacco	1,862	56,372

Greece—0.7%
Aegean Airlines S.A.	6,397	53,689

Hong Kong—2.1%
CITIC Telecom International Holdings Ltd.	168,000	58,507
NagaCorp Ltd.	79,000	54,079
SITC International Holdings Co., Ltd.	106,000	60,157

		172,743

India—8.1%
Cairn India Ltd.	14,186	57,652
Indiabulls Housing Finance Ltd.	6,203	63,311
McLeod Russel India Ltd.	16,045	60,269
Mphasis Ltd.	3,123	19,318
Muthoot Finance Ltd.	15,602	55,623
National Aluminium Co., Ltd.	72,403	56,226

NMDC Ltd.	24,964	57,758
Oil India Ltd.	6,820	54,991
Power Finance Corp., Ltd.	12,420	59,063
Rural Electrification Corp., Ltd.	10,940	59,321
Tata Motors Ltd. ADR	1,135	55,865
Zensar Technologies Ltd.	5,396	62,892

		662,289

Indonesia—0.7%
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,425,000	60,087

Korea (Republic of)—13.3%
Dongbu Insurance Co., Ltd.	1,186	57,202
Hankook Tire Co., Ltd.	1,198	52,450
Hyundai Marine & Fire Insurance Co., Ltd.	2,370	58,856
Hyundai Mobis Co., Ltd.	245	55,699
Hyundai Motor Co.	339	49,560
Industrial Bank of Korea	4,724	58,082
Kia Motors Corp.	1,305	54,069
Korea Electric Power Corp.	1,526	62,865
Korean Reinsurance Co.	5,935	56,227
KT&G Corp.	772	56,243
LIG Insurance Co., Ltd.	2,640	57,725
Meritz Fire & Marine Insurance Co., Ltd.	5,060	60,433
Samsung Electronics Co., Ltd.	48	59,367
Seah Besteel Corp.	1,930	61,111
SK Hynix, Inc.	1,303	55,310
SK Telecom Co., Ltd.	227	59,574
SL Corp.	3,500	57,261
Sungwoo Hitech Co., Ltd.	5,160	58,043
Tongyang Life Insurance	5,490	59,563

		1,089,640

Malaysia—4.2%
KSL Holdings Bhd.	97,300	59,102
Media Prima Bhd.	115,900	57,865
Scientex Bhd.	30,000	57,875
Star Publications Malaysia Bhd.	84,300	58,477
Supermax Corp. Bhd.	93,500	56,797
YTL Corp. Bhd.	118,800	54,390

		344,506

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Mexico—2.7%
Credito Real S.A.B. de C.V.	22,353	$54,162
Fibra Shop Portafolios Inmobiliarios SAPI de C.V. REIT	46,900	55,297
Mexico Real Estate Management S.A. de C.V. REIT	33,800	58,282
Ternium S.A. ADR	3,100	54,870

		222,611

Norway—0.7%
BW LPG Ltd. (a)	6,933	54,552

Peru—0.7%
Intercorp Financial Services, Inc.	1,893	55,465

Philippines—0.7%
Manila Water Co., Inc.	74,900	54,107

Poland—1.4%
Asseco Poland S.A.	3,957	57,726
Energa S.A.	9,641	58,522

		116,248

Russian Federation—4.1%
Acron JSC (c)	1,470	57,933
Gazprom Neft OAO ADR	4,070	57,224
Gazprom OAO (c)	22,245	55,168
Lukoil OAO (c)	1,158	55,885
MMC Norilsk Nickel OJSC ADR	3,332	60,242
Tatneft OAO (c)	9,785	50,001

		336,453

Singapore—1.4%
China Merchants Holdings Pacific Ltd.	79,000	61,445
Lippo Malls Indonesia Retail Trust REIT	222,000	57,013

		118,458

South Africa—6.4%
Barclays Africa Group Ltd.	3,660	60,460
DataTec Ltd.	11,824	60,861
Fountainhead Property Trust REIT	71,725	57,545
Illovo Sugar Ltd.	25,067	53,044
Imperial Holdings Ltd.	3,576	60,245
Liberty Holdings Ltd.	5,200	63,007
MTN Group Ltd.	3,176	56,247
S.A. Corporate Real Estate Fund Nominees Pty Ltd. UNIT	127,463	55,720
Vukile Property Fund Ltd. REIT	34,628	58,502

		525,631

Taiwan—12.8%
Chimei Materials Technology Corp.	54,700	55,450
Coretronic Corp.	40,000	61,501
Elan Microelectronics Corp.	36,000	60,757
Elite Semiconductor Memory Technology, Inc.	36,000	56,762
Elitegroup Computer Systems Co., Ltd.	68,553	53,785
Formosan Rubber Group, Inc.	55,000	56,918
Gigabyte Technology Co., Ltd.	48,000	60,979

	Shares	Value*

Greatek Electronics, Inc.	47,000	$56,967
Hon Hai Precision Industry Co., Ltd. GDR	10,231	56,270
King Yuan Electronics Co., Ltd.	72,000	60,806
King’s Town Bank Co., Ltd.	55,000	59,265
Lite-On Technology Corp.	44,334	56,163
Phison Electronics Corp.	8,000	60,487
Siliconware Precision Industries Co., Ltd.	35,000	61,592
Taiwan PCB Techvest Co., Ltd.	36,000	62,128
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	57,253
Tripod Technology Corp.	28,000	61,598
Yageo Corp.	28,000	52,948

		1,051,629

Thailand—2.8%
Bangkok Expressway PCL NVDR	44,600	63,113
CPN Retail Growth Leasehold Property Fund UNIT	117,400	59,553
GFPT PCL NVDR	123,300	51,536
Thai Vegetable Oil PCL NVDR	83,000	58,791

		232,993

Turkey—2.8%
Aksa Akrilik Kimya Sanayii AS	14,859	57,071
Selcuk Ecza Deposu Ticaret ve Sanayi AS	47,390	55,169
Soda Sanayii AS	26,343	58,374
Turk Telekomunikasyon AS	19,470	56,678

		227,292

Total Common Stock (cost—$7,825,658)		7,894,282

PREFERRED STOCK—3.7%

Brazil—3.0%
Banco ABC Brasil S.A.	13,233	55,706
Banco Daycoval S.A.	20,200	56,357
Cia Energetica de Minas Gerais	6,191	28,308
Itausa—Investimentos Itau S.A.	15,746	55,967
Telefonica Brasil S.A.	3,000	55,916

		252,254

Russian Federation—0.7%
Surgutneftegas OAO (c)	88,389	55,685

Total Preferred Stock (cost—$359,268)		307,939

EQUITY-LINKED SECURITY—0.5%

India—0.5%
CLSA Financial Products, Ltd.,Mphasis Ltd., expires 8/13/18 (cost—$41,730)	6,483	40,389

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

RIGHTS—0.0%

Brazil—0.0%
Itausa—Investimentos Itau S.A., exercise price BRL 6.70, expires 5/12/15 (d) (cost—$0)	115	$138

Total Investments (cost—$8,226,656) (b)—100.4%		8,242,748

Liabilities in excess of other assets—(0.4)%		(34,056)

Net Assets—100.0%		$8,208,692

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $5,205,818, representing 63.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $274,672, representing 3.3% of net assets.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	11.1%
Electronic Equipment, Instruments & Components	6.4%
Oil, Gas & Consumable Fuels	6.2%
Insurance	5.7%
Semiconductors & Semiconductor Equipment	5.7%
Real Estate Investment Trust	5.6%
Transportation Infrastructure	5.1%
Electric Utilities	3.7%
Metals & Mining	3.6%
Chemicals	3.4%
Food Products	3.4%
Diversified Financial Services	2.8%
Textiles, Apparel & Luxury Goods	2.8%
Technology Hardware, Storage & Peripherals	2.8%
Diversified Telecommunication Services	2.8%
Auto Components	2.7%
Automobiles	2.7%
Wireless Telecommunication Services	2.1%
Tobacco	2.1%
Software	1.5%
Distributors	1.4%
IT Services	1.4%
Media	1.4%
Health Care Providers & Services	1.4%
Construction Materials	1.4%
Consumer Finance	1.3%
Thrifts & Mortgage Finance	0.8%
Marine	0.7%
Real Estate Management & Development	0.7%
Capital Markets	0.7%
Health Care Equipment & Supplies	0.7%
Multi-line Retail	0.7%
Household Durables	0.7%
Electrical Equipment	0.7%
Independent Power Producers & Energy Traders	0.7%
Pharmaceuticals	0.7%
Multi-Utilities	0.7%
Water Utilities	0.7%
Hotels, Restaurants & Leisure	0.7%
Airlines	0.7%
Liabilities in excess of other assets	(0.4)%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Brazil—4.0%
Cia Energetica de Minas Gerais ADR	177,989	$818,749
Vale S.A. ADR	99,500	738,290

		1,557,039

China—5.9%
China Construction Bank Corp., Class H	934,700	778,340
China Mobile Ltd.	56,400	767,536
China Petroleum & Chemical Corp., Class H	923,300	772,861

		2,318,737

France—4.1%
Total S.A.	29,899	1,606,314

Germany—2.0%
Siemens AG	7,000	782,484

Indonesia—2.0%
Bank Rakyat Indonesia Persero Tbk PT ADR	40,805	801,818

Israel—3.9%
Israel Chemicals Ltd.	108,500	755,463
Teva Pharmaceutical Industries Ltd. ADR	13,800	786,876

		1,542,339

Japan—5.9%
Daihatsu Motor Co., Ltd.	53,700	768,495
ITOCHU Corp.	70,100	785,086
Mizuho Financial Group, Inc.	423,000	779,483

		2,333,064

Korea (Republic of)—2.0%
SK Telecom Co., Ltd.	2,939	771,315

Norway—2.0%
Marine Harvest ASA	62,807	790,924

Russian Federation—2.0%
Lukoil OAO ADR	16,200	786,024

South Africa—3.8%
MTN Group Ltd. ADR	42,200	748,628
Sasol Ltd. ADR	20,821	758,509

		1,507,137

Spain—3.9%
Banco Santander S.A.	105,829	773,781
Enagas S.A.	25,300	775,328

		1,549,109

Switzerland—2.0%
Swiss Re AG (b)	8,603	790,802

Taiwan—2.0%
Siliconware Precision Industries Co., Ltd. ADR	88,600	784,110

United Kingdom—14.0%
BAE Systems PLC	95,700	784,368
GlaxoSmithKline PLC	32,968	781,715
Greene King PLC	59,300	798,043
Imperial Tobacco Group PLC	16,300	802,162
Marks & Spencer Group PLC	101,400	788,025
Persimmon PLC (b)	29,504	801,141
Royal Dutch Shell PLC ADR	11,900	777,903

		5,533,357

United States—39.5%
Axis Capital Holdings Ltd.	14,900	772,267
Baxter International, Inc.	11,500	795,225
CA, Inc.	23,900	777,228
Cisco Systems, Inc.	54,900	1,620,099
Deere & Co.	8,500	770,100
Ford Motor Co.	47,700	779,418
Intel Corp.	22,600	751,450
JPMorgan Chase & Co.	13,200	808,896
MetLife, Inc.	15,300	777,699

	Shares	Value*

Navient Corp.	36,200	$774,680
Norfolk Southern Corp.	7,000	764,120
Northrop Grumman Corp.	4,600	762,266
Pfizer, Inc.	22,600	775,632
PNC Financial Services Group, Inc.	8,600	790,856
Seagate Technology PLC	12,700	776,224
Symantec Corp.	30,413	765,191
Verizon Communications, Inc.	15,900	786,255
Wal-Mart Stores, Inc.	9,300	780,549
Xerox Corp.	56,000	764,400

		15,592,555

Total Common Stock (cost—$36,075,926)		39,047,128

	Principal Amount (000s)

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $172,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $178,200 including accrued interest (cost—$172,000)	$172	172,000

Total Investments (cost—$36,247,926) (a)—99.4%		39,219,128

Other assets less liabilities—0.6%		244,617

Net Assets—100.0%		$39,463,745

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $16,453,666, representing 41.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	12.0%
Banks	11.9%
Pharmaceuticals	6.0%
Insurance	6.0%
Wireless Telecommunication Services	5.8%
Communications Equipment	4.1%
Automobiles	3.9%
Aerospace & Defense	3.9%
Software	3.9%
Semiconductors & Semiconductor Equipment	3.9%
Electric Utilities	2.1%
Tobacco	2.0%
Household Durables	2.0%
Hotels, Restaurants & Leisure	2.0%
Health Care Equipment & Supplies	2.0%
Food Products	2.0%
Multi-line Retail	2.0%
Diversified Telecommunication Services	2.0%
Trading Companies & Distributors	2.0%
Industrial Conglomerates	2.0%
Food & Staples Retailing	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Gas Utilities	2.0%
Consumer Finance	2.0%
Machinery	1.9%
IT Services	1.9%
Road & Rail	1.9%
Chemicals	1.9%
Metals & Mining	1.9%
Repurchase Agreements	0.4%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—93.9%

Australia—6.0%
Abacus Property Group REIT	60,238	$144,126
Beach Energy Ltd. (c)	111,315	91,713
Charter Hall Retail REIT	28,581	101,730
Genworth Mortgage Insurance Australia Ltd.	47,925	124,194
McMillan Shakespeare Ltd.	11,230	102,160
Pact Group Holdings Ltd.	35,300	120,310
Primary Health Care Ltd.	37,100	136,697

		820,930

Austria—1.2%
RHI AG	5,800	167,851

Belgium—1.0%
Befimmo S.A. REIT	1,949	140,822

Brazil—0.0%
Banco ABC Brasil S.A.	853	3,531

Canada—9.5%
Cogeco, Inc.	2,969	147,369
Linamar Corp.	2,295	143,802
Magellan Aerospace Corp.	10,090	111,465
Martinrea International, Inc.	9,900	91,944
Methanex Corp.	1,900	103,170
New Flyer Industries, Inc.	12,500	139,089
ShawCor Ltd.	2,969	84,812
TMX Group Ltd.	2,700	108,726
Total Energy Services, Inc.	6,256	70,862
Transcontinental, Inc., Class A	10,058	134,445
Uni-Select, Inc.	4,985	164,093

		1,299,777

Chile—0.8%
Corpbanca S.A. ADR	5,900	108,088

China—5.9%
Fufeng Group Ltd.	195,000	98,559
Guangdong Investment Ltd.	104,300	135,042
Huabao International Holdings Ltd.	127,000	96,284
Lonking Holdings Ltd.	460,000	90,185
Perfect World Co., Ltd. ADR	6,000	112,380
Travelsky Technology Ltd., Class H	123,000	131,932
Zhejiang Expressway Co., Ltd., Class H	114,900	140,648

		805,030

Finland—0.8%
Lassila & Tikanoja Oyj	5,283	106,711

France—4.0%
Alten S.A.	2,457	109,950
Coface S.A. (c)(d)	11,224	135,085
Euronext NV (a)(d)	4,462	167,115
Ipsen S.A.	2,717	138,037

		550,187

Germany—3.8%
Aareal Bank AG (c)	2,300	103,033
Freenet AG (c)	3,440	102,692
Takkt AG	7,360	135,401
Wacker Neuson SE	7,320	174,872

		515,998

Hong Kong—4.6%
Dah Sing Financial Holdings Ltd.	24,000	140,283
First Pacific Co., Ltd.	138,100	140,312
Luk Fook Holdings International Ltd.	28,000	88,715
PCCW Ltd.	201,000	128,140
Television Broadcasts Ltd.	20,700	132,711

		630,161

	Shares	Value*

Italy—3.2%
Anima Holding SpA (a)(d)	29,604	$168,104
Credito Emiliano SpA	16,313	132,277
Recordati SpA	8,000	143,984

		444,365

Japan—15.2%
Aderans Co., Ltd.	10,000	91,310
Aida Engineering Ltd.	16,200	177,396
Asahi Holdings, Inc.	6,400	108,462
DTS Corp.	5,500	107,492
Japan Aviation Electronics Industry Ltd.	7,700	183,697
Kato Sangyo Co., Ltd.	6,500	130,084
Nippo Corp.	8,000	119,746
Nitto Kogyo Corp.	7,400	132,985
Round One Corp.	17,600	100,504
Sankyu, Inc.	30,000	127,158
Showa Corp.	14,600	153,528
Sumitomo Osaka Cement Co., Ltd.	29,000	88,994
T-Gaia Corp.	14,500	179,989
Takeuchi Manufacturing Co., Ltd.	2,500	96,679
Tosoh Corp.	29,800	149,492
Towa Pharmaceutical Co., Ltd.	2,600	139,463

		2,086,979

Netherlands—1.2%
Aalberts Industries NV	5,237	161,794

New Zealand—2.5%
Air New Zealand Ltd.	56,467	121,556
Goodman Property Trust REIT	133,138	120,399
Sky Network Television Ltd.	24,826	105,106

		347,061

Norway—3.4%
Avance Gas Holding Ltd. (a)	6,342	104,056
BW Offshore Ltd.	116,968	93,610
Ekornes ASA	10,475	127,760
SpareBank 1 SMN	17,300	135,056

		460,482

Panama—1.0%
Banco Latinoamericano de Comercio Exterior S.A.	4,600	144,670

Singapore—0.8%
Lippo Malls Indonesia Retail Trust REIT	435,900	111,946

South Africa—2.1%
Investec Ltd.	15,553	137,010
JSE Ltd.	14,092	146,821

		283,831

Spain—1.6%
Cia de Distribucion Integral Logista Holdings s.A.u. (d)	5,300	100,975
Grupo Catalana Occidente S.A.	3,888	119,064

		220,039

Sweden—2.1%
B&B Tools AB, Class B	6,995	118,904
Dios Fastigheter AB	19,600	174,076

		292,980

Switzerland—2.3%
Cembra Money Bank AG	2,750	171,498
Siegfried Holding AG (d)	846	141,984

		313,482

Taiwan—2.3%
Coretronic Corp.	21,000	32,288
King Yuan Electronics Co., Ltd.	163,200	137,827
King’s Town Bank Co., Ltd.	134,000	144,390

		314,505

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

United Kingdom—18.6%
Bank of Georgia Holdings PLC	3,472	$92,327
Beazley PLC	33,592	149,782
Berendsen PLC	8,540	144,933
Bodycote PLC	11,493	137,069
Catlin Group Ltd.	9,696	102,379
Close Brothers Group PLC	6,483	164,015
Countrywide PLC	14,951	121,699
Crest Nicholson Holdings PLC	25,942	176,642
Go-Ahead Group PLC	3,730	149,690
Inchcape PLC	10,842	122,948
Kcom Group PLC	78,457	111,200
Marston’s PLC	62,900	148,381
Micro Focus International PLC	8,600	144,057
Morgan Advanced Materials PLC	29,900	151,712
Pace PLC	21,900	112,944
Premier Oil PLC	20,500	53,135
RPC Group PLC	15,156	137,027
Savills PLC	13,437	151,346
Synthomer PLC	41,421	186,792

		2,558,078

Total Common Stock (cost—$12,360,137)		12,889,298

PREFERRED STOCK—1.7%

Brazil—0.8%
Banco ABC Brasil S.A.	26,993	113,630

Germany—0.9%
Hornbach Holding AG	1,363	116,290

Total Preferred Stock (cost—$238,092)		229,920

	Principal Amount (000s)

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $377,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $386,100 including accrued interest (cost—$377,000)	$377	377,000

Total Investments (cost—$12,975,229) (b)—98.3%		13,496,218

Other assets less liabilities—1.7%		229,294

Net Assets—100.0%		$13,725,512

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $9,609,722, representing 70.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	8.2%
Banks	7.5%
Diversified Financial Services	5.1%
Chemicals	4.7%
Real Estate Investment Trust	4.5%
Capital Markets	3.4%
Real Estate Management & Development	3.3%
Pharmaceuticals	3.0%
Specialty Retail	2.9%
Auto Components	2.8%
Commercial Services & Supplies	2.8%
Media	2.8%
Insurance	2.7%
IT Services	2.6%
Household Durables	2.2%
Distributors	2.1%
Road & Rail	2.0%
Containers & Packaging	1.9%
Construction Materials	1.9%
Oil, Gas & Consumable Fuels	1.9%
Software	1.8%
Energy Equipment & Services	1.8%
Hotels, Restaurants & Leisure	1.8%
Diversified Telecommunication Services	1.7%
Thrifts & Mortgage Finance	1.7%
Electronic Equipment, Instruments & Components	1.5%
Consumer Finance	1.3%
Life Sciences Tools & Services	1.0%
Transportation Infrastructure	1.0%
Semiconductors & Semiconductor Equipment	1.0%
Health Care Providers & Services	1.0%
Internet & Catalog Retail	1.0%
Water Utilities	1.0%
Electrical Equipment	1.0%
Food & Staples Retailing	0.9%
Airlines	0.9%
Construction & Engineering	0.9%
Trading Companies & Distributors	0.8%
Communications Equipment	0.8%
Aerospace & Defense	0.8%
Metals & Mining	0.8%
Wireless Telecommunication Services	0.7%
Professional Services	0.7%
Air Freight & Logistics	0.7%
Personal Products	0.7%
Repurchase Agreements	2.7%
Other assets less liabilities	1.7%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—96.2%

Australia—1.0%
Beach Energy Ltd. (c)	506,174	$417,041

Austria—0.5%
OMV AG	8,158	234,673

Belgium—0.8%
bpost S.A.	12,400	348,471

Canada—8.0%
Atco Ltd., Class I	9,400	362,661
Canadian Imperial Bank of Commerce	4,400	336,731
Cogeco Cable, Inc.	5,500	327,642
Magna International, Inc.	3,600	392,256
Manulife Financial Corp.	21,000	365,707
Methanex Corp.	7,600	412,680
Open Text Corp.	7,400	430,828
Power Financial Corp.	13,000	387,473
Shaw Communications, Inc., Class B	16,700	387,607

		3,403,585

China—5.7%
Belle International Holdings Ltd.	333,000	361,747
China Construction Bank Corp., Class H	553,200	460,659
China Mobile Ltd.	33,300	453,173
China Petroleum & Chemical Corp., Class H	427,000	357,426
CNOOC Ltd.	212,300	303,739
Guangdong Investment Ltd.	386,400	500,291

		2,437,035

Denmark—1.9%
Carlsberg A/S, Class B	4,100	350,505
TDC A/S	55,500	438,479

		788,984

France—7.3%
AXA S.A.	17,200	435,770
Christian Dior S.A.	2,300	444,891
Cie Generale des Etablissements Michelin	3,300	316,821
CNP Assurances	20,900	346,047
Euronext NV (a)(d)	15,600	584,264
Sanofi	5,900	577,069
Technip S.A.	6,111	397,563

		3,102,425

Germany—3.4%
Aareal Bank AG (c)	9,000	403,174
Deutsche Boerse AG	4,300	350,596
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,500	311,342
Talanx AG	11,700	375,774

		1,440,886

Hong Kong—7.9%
BOC Hong Kong Holdings Ltd.	130,300	458,478
Cheung Kong Holdings Ltd.	22,000	435,464
First Pacific Co., Ltd.	446,100	453,244
Jardine Strategic Holdings Ltd.	11,000	382,519
NWS Holdings Ltd.	211,000	380,694
PCCW Ltd.	646,000	411,834
Television Broadcasts Ltd.	64,700	414,803
Yue Yuen Industrial Holdings Ltd.	105,300	408,822

		3,345,858

India—1.1%
Tata Motors Ltd. ADR	9,300	457,746

Ireland—1.2%
Smurfit Kappa Group PLC	19,051	532,829

Israel—2.2%
Israel Chemicals Ltd.	53,200	370,420
Teva Pharmaceutical Industries Ltd. ADR	9,600	547,392

		917,812

	Shares	Value*

Italy—1.1%
Recordati SpA	25,600	$460,749

Japan—10.5%
Central Japan Railway Co.	3,000	558,206
Isuzu Motors Ltd.	36,900	536,754
Mitsui & Co., Ltd.	21,500	298,942
Mizuho Financial Group, Inc.	273,500	503,992
Nippo Corp.	21,000	314,334
Nippon Telegraph & Telephone Corp.	12,000	747,941
Nissan Motor Co., Ltd.	32,100	338,184
Osaka Gas Co., Ltd.	98,000	404,257
Sumitomo Metal Mining Co., Ltd.	18,600	293,934
T&D Holdings, Inc.	34,600	449,616

		4,446,160

Korea (Republic of)—0.4%
Korea Electric Power Corp. ADR	8,020	165,854

Mexico—0.9%
America Movil S.A.B. de C.V., Ser. L ADR	17,700	378,426

Netherlands—2.5%
Aegon NV	70,111	542,354
Wolters Kluwer NV	15,600	505,186

		1,047,540

Norway—5.2%
DNB ASA	23,700	385,421
SpareBank 1 SR Bank ASA	60,751	441,801
Statoil ASA	34,700	651,844
Telenor ASA	13,600	272,567
Yara International ASA	8,500	467,527

		2,219,160

Russian Federation—1.8%
Gazprom OAO ADR	84,300	421,922
Lukoil OAO ADR	7,100	344,492

		766,414

Singapore—3.2%
DBS Group Holdings Ltd.	37,136	532,486
Golden Agri-Resources Ltd.	332,443	98,439
Mapletree Industrial Trust REIT	281,000	318,410
Sembcorp Industries Ltd.	133,300	413,222

		1,362,557

South Africa—0.9%
Sasol Ltd. ADR	10,100	367,943

Spain—0.9%
Mapfre S.A.	107,400	376,330

Switzerland—2.1%
Baloise Holding AG	3,000	390,332
Roche Holding AG	1,800	490,481

		880,813

Taiwan—1.1%
Advanced Semiconductor Engineering, Inc. ADR	65,900	467,890

Turkey—0.9%
KOC Holding AS ADR	16,600	385,867

United Kingdom—23.7%
BAE Systems PLC	57,000	467,178
BP PLC	50,100	345,025
BT Group PLC	84,000	588,950
Centrica PLC	59,600	224,393
Close Brothers Group PLC	16,800	425,026
Crest Nicholson Holdings PLC	92,478	629,695
GlaxoSmithKline PLC	24,800	588,041
Greene King PLC	30,600	411,807

Schedule of Investments

AllianzGI NFJ International Value II Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*
HSBC Holdings PLC	83,477	$744,130
Imperial Tobacco Group PLC	14,100	693,895
Inchcape PLC	28,400	322,054
Kingfisher PLC	83,500	470,826
Marks & Spencer Group PLC	58,000	450,744
Micro Focus International PLC	27,669	463,477
Mondi PLC	24,600	503,942
Old Mutual PLC	127,800	443,148
Pace PLC	69,100	356,368
Persimmon PLC (d)	18,705	507,909
Rio Tinto PLC	9,100	447,853
Royal Dutch Shell PLC, Class A	15,600	508,224
Sky PLC	29,371	450,923

		10,043,608

Total Common Stock (cost—$39,796,642)		40,796,656

PREFERRED STOCK—1.4%

Germany—1.4%
Volkswagen AG (cost—$605,244)	2,378	600,223

	Principal Amount (000s)

Repurchase Agreements—2.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $1,002,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $1,024,650 including accrued interest (cost—$1,002,000)	$1,002	1,002,000

Total Investments (cost—$41,403,886) (b)—100.0%		42,398,879

Liabilities in excess of other assets—(0.0)%		(10,532)

Net Assets—100.0%		$42,388,347

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $33,097,240, representing 78.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Affiliated security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Insurance	10.4%
Oil, Gas & Consumable Fuels	9.2%
Banks	9.1%
Pharmaceuticals	6.4%
Diversified Telecommunication Services	6.0%
Media	5.0%
Automobiles	4.6%
Industrial Conglomerates	3.7%
Diversified Financial Services	3.3%
Chemicals	3.0%
Textiles, Apparel & Luxury Goods	2.8%
Household Durables	2.7%
Software	2.1%
Wireless Telecommunication Services	2.0%
Metals & Mining	1.8%
Auto Components	1.6%
Tobacco	1.6%
Multi-Utilities	1.3%
Road & Rail	1.3%
Containers & Packaging	1.2%
Paper & Forest Products	1.2%
Water Utilities	1.2%
Specialty Retail	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Aerospace & Defense	1.1%
Multi-line Retail	1.1%
Real Estate Management & Development	1.0%
Capital Markets	1.0%
Hotels, Restaurants & Leisure	1.0%
Thrifts & Mortgage Finance	1.0%
Gas Utilities	0.9%
Energy Equipment & Services	0.9%
Communications Equipment	0.8%
Beverages	0.8%
Air Freight & Logistics	0.8%
Distributors	0.8%
Real Estate Investment Trust	0.7%
Construction & Engineering	0.7%
Trading Companies & Distributors	0.7%
Electric Utilities	0.4%
Food Products	0.2%
Repurchase Agreements	2.4%
Liabilities in excess of other assets	(0.0)%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2015 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—82.4%

Advertising—3.4%
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	$23,441	$24,437,243

Apparel & Textiles—0.2%
Levi Strauss & Co.,
7.625%, 5/15/20	1,500	1,580,625

Building Materials—5.0%
Ainsworth Lumber Co., Ltd. (a)(c),
7.50%, 12/15/17	22,570	23,642,075
Louisiana-Pacific Corp.,
7.50%, 6/1/20	11,220	12,033,450

		35,675,525

Coal—0.5%
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19	3,750	3,825,000

Commercial Services—0.7%
Hertz Corp.,
4.25%, 4/1/18	85	86,275
7.50%, 10/15/18	4,624	4,797,400

		4,883,675

Computers—0.2%
Seagate HDD Cayman,
3.75%, 11/15/18	1,000	1,022,461

Containers & Packaging—7.2%
Beverage Packaging Holdings Luxembourg II S.A. (a)(c),
5.625%, 12/15/16	250	252,500
Novelis, Inc.,
8.375%, 12/15/17	22,965	24,027,131
Reynolds Group Issuer, Inc.,
7.125%, 4/15/19	13,800	14,386,500
8.50%, 5/15/18	12,900	13,367,625

		52,033,756

Distribution/Wholesale—2.6%
Brightstar Corp. (a)(c),
7.25%, 8/1/18	12,460	13,394,500
9.50%, 12/1/16	5,333	5,619,649

		19,014,149

Diversified Financial Services—6.1%
Aircastle Ltd.,
6.75%, 4/15/17	14,186	15,391,810
Ally Financial, Inc.,
3.50%, 7/18/16	3,000	3,039,750
4.75%, 9/10/18	930	969,525
5.50%, 2/15/17	1,175	1,234,584
Fly Leasing Ltd.,
6.75%, 12/15/20	13,775	13,981,625
General Motors Financial Co., Inc.,
3.25%, 5/15/18	250	255,938
4.75%, 8/15/17	1,980	2,104,245
6.75%, 6/1/18	325	368,469
International Lease Finance Corp.,
2.191%, 6/15/16 (e)	600	603,090
4.875%, 4/1/15	1,900	1,904,750
6.75%, 9/1/16 (a)(c)	870	926,550
8.625%, 9/15/15	250	259,062
Navient Corp.,
5.00%, 4/15/15	175	175,656
TMX Finance LLC (a)(c),
8.50%, 9/15/18	3,000	2,430,000

		43,645,054

	Principal Amount (000s)	Value*

Electric Utilities—1.9%
AES Corp.,
7.75%, 10/15/15	$127	$132,442
Ipalco Enterprises, Inc. (a)(c),
7.25%, 4/1/16	2,300	2,432,250
NRG Energy, Inc.,
7.625%, 1/15/18	9,748	10,844,650

		13,409,342

Entertainment—3.6%
Scientific Games Corp.,
8.125%, 9/15/18	20,255	18,229,500
Speedway Motorsports, Inc.,
6.75%, 2/1/19	7,177	7,450,444

		25,679,944

Food & Beverage—2.0%
U.S. Foods, Inc.,
8.50%, 6/30/19	13,845	14,554,556

Healthcare-Products—0.1%
Hologic, Inc.,
6.25%, 8/1/20	955	1,005,138

Healthcare-Services—0.2%
DaVita HealthCare Partners, Inc.,
6.625%, 11/1/20	1,350	1,429,738

Holding Companies-Diversified—0.1%
Leucadia National Corp.,
8.125%, 9/15/15	860	891,201

Home Builders—8.9%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	5,500	5,775,000
Lennar Corp.,
4.50%, 11/15/19	1,900	1,947,500
Meritage Homes Corp.,
4.50%, 3/1/18	14,450	14,666,750
TRI Pointe Holdings, Inc. (a)(c),
4.375%, 6/15/19	20,500	20,346,250
William Lyon Homes, Inc.,
5.75%, 4/15/19	3,700	3,737,000
8.50%, 11/15/20	16,600	18,011,000

		64,483,500

Internet—1.5%
j2 Global, Inc.,
8.00%, 8/1/20	10,000	10,850,000

Leisure—0.1%
NCL Corp., Ltd.,
5.00%, 2/15/18	444	456,210

Leisure Time—1.4%
NCL Corp., Ltd. (a)(c),
5.25%, 11/15/19	10,000	10,325,000

Lodging—0.4%
Felcor Lodging L.P.,
6.75%, 6/1/19	2,990	3,139,500

Machinery-Diversified—0.8%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	1,250	1,400,000
CNH Industrial Capital LLC,
3.875%, 11/1/15	4,585	4,636,581

		6,036,581

Media—4.6%
Cablevision Systems Corp.,
7.75%, 4/15/18	13,628	15,246,325
CCO Holdings LLC,
7.00%, 1/15/19	9,853	10,271,753
8.125%, 4/30/20	7,300	7,674,125

		33,192,203

Schedule of Investments

AllianzGI Short Duration High Income Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mining—3.2%
Alcoa, Inc.,
6.75%, 7/15/18	$8,900	$10,085,738
FMG Resources August 206 Pty Ltd. (a)(c),
6.875%, 2/1/18	8,336	8,377,233
8.25%, 11/1/19	5,000	4,743,750

		23,206,721

Oil, Gas & Consumable Fuels—1.8%
Light Tower Rentals, Inc. (a)(c),
8.125%, 8/1/19	10,000	7,300,000
NGL Energy Partners LP,
5.125%, 7/15/19	6,055	5,933,900

		13,233,900

Pipelines—6.9%
Crestwood Midstream Partners L.P.,
7.75%, 4/1/19	7,026	7,350,952
Regency Energy Partners L.P. (a)(c),
8.375%, 6/1/19	18,800	19,928,000
Sabine Pass LNG L.P.,
7.50%, 11/30/16	17,530	18,625,625
SemGroup Corp.,
7.50%, 6/15/21	3,830	4,040,650

		49,945,227

Retail—6.0%
GameStop Corp. (a)(c),
5.50%, 10/1/19	17,407	18,059,762
Tops Holding Corp.,
8.875%, 12/15/17	23,851	25,043,550

		43,103,312

Software—2.5%
First Data Corp. (a)(c),
8.875%, 8/15/20	16,596	17,840,700

Telecommunications—10.3%
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	22,810	23,693,887
Sprint Capital Corp.,
6.90%, 5/1/19	16,850	17,524,000
Sprint Communications, Inc.,
8.375%, 8/15/17	1,537	1,696,464
T-Mobile USA, Inc.,
6.464%, 4/28/19	30,296	31,545,710

		74,460,061

Transportation—0.2%
AWAS Aviation Capital Ltd. (a)(c),
7.00%, 10/17/16	1,281	1,314,850

Total Corporate Bonds & Notes (cost—$599,562,674)		594,675,172

SENIOR LOANS (a)(b)—10.7%

Commercial Services & Supplies—4.2%
Asurion LLC,
5.00%, 5/24/19, Term B1	9,563	9,593,171
8.50%, 3/3/21	21,000	21,196,875

		30,790,046

Communications Equipment—0.4%
Blue Coat Systems, Inc.,
4.00%, 5/31/19	2,955	2,955,010

Diversified Telecommunication Services—0.7%
Level 3 Financing, Inc., Term B,
4.00%, 1/15/20	5,000	5,006,770

Financial Services—2.1%
Delos Finance Sarl, Term B,
3.50%, 3/6/21	15,000	15,032,820

	Principal Amount (000s)	Value*

Food & Beverage—1.1%
Stater Bros. Markets, Term B,
4.75%, 5/12/21	$7,849	$7,844,045

Food & Staples Retailing—0.7%
Sprouts Farmers Markets Holdings LLC,
4.00%, 4/23/20	4,963	4,964,728

Health Care Providers & Services—0.4%
Community Health Systems, Inc., Term B,
3.422%, 1/25/17	2,970	2,973,944

Specialty Retail—1.1%
J Crew Group, Inc., Term B,
4.00%, 3/5/21	6,469	6,121,313
PetSmart, Inc., 1st Lien Term Loan (d),
5.00%, 2/18/22	2,000	2,015,764

		8,137,077

Total Senior Loans (cost—$77,977,419)		77,704,440

Repurchase Agreements—6.1%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $44,023,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $44,908,088 including accrued interest (cost—$44,023,000)	44,023	44,023,000

Total Investments (cost—$721,563,093)—99.2%		716,402,612

Other assets less liabilities—0.8%		5,490,938

Net Assets—100.0%		$721,893,550

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $264,849,752, representing 36.7% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 28, 2015.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after February 28, 2015.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on February 28, 2015.

Schedule of Investments

AllianzGI Structured Return Fund

February 28, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—97.6%

SPDR S&P 500 (a) (cost—$24,089,553)	119,000	$25,068,540

	Principal Amount (000s)

Repurchase Agreements—9.4%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $2,403,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $2,454,244 including accrued interest (cost—$2,403,000)	$2,403	2,403,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.0%

Call Options—0.0%
S&P 500 Index,
strike price $2,300.00, expires 3/6/15	24	180
strike price $2,300.00, expires 3/13/15	25	188
strike price $2,400.00, expires 3/20/15	24	506
strike price $2,400.00, expires 3/27/15	20	322
strike price $2,400.00, expires 4/2/15	26	288

		1,484

Put Options—0.0%
S&P 500 Index,
strike price $1,200.00, expires 3/6/15	18	135
strike price $1,300.00, expires 3/6/15	18	135
strike price $1,600.00, expires 3/6/15	50	554
strike price $1,300.00, expires 3/13/15	53	398
strike price $2,000.00, expires 3/13/15	10	1,500
strike price $1,300.00, expires 3/20/15	40	300
strike price $2,040.00, expires 3/20/15	10	7,000
strike price $1,300.00, expires 3/31/15	22	275
strike price $1,400.00, expires 4/2/15	22	385

		10,682

Total Options Purchased (cost—$45,005)		12,166

Total Investments, before options written (cost—$26,537,558)—107.0%		27,483,706

OPTIONS WRITTEN (b)(c)—(7.2)%

Call Options—(7.1)%
S&P 500 Index,
strike price $1,870.00, expires 3/6/15	24	(561,360)
strike price $1,865.00, expires 3/13/15	10	(238,000)
strike price $1,950.00, expires 3/13/15	15	(230,100)
strike price $1,935.00, expires 3/20/15	12	(206,280)
strike price $1,995.00, expires 3/20/15	12	(133,320)
strike price $2,000.00, expires 3/27/15	20	(216,000)
strike price $2,020.00, expires 4/2/15	26	(240,240)

		(1,825,300)

	Contracts	Value*

Put Options—(0.1)%
S&P 500 Index,
strike price $1,815.00, expires 3/6/15	5	$(50)
strike price $1,860.00, expires 3/6/15	12	(120)
strike price $1,880.00, expires 3/6/15	12	(120)
strike price $1,790.00, expires 3/13/15	5	(87)
strike price $1,875.00, expires 3/13/15	12	(420)
strike price $1,925.00, expires 3/13/15	12	(660)
strike price $1,935.00, expires 3/13/15	20	(1,250)
strike price $1,960.00, expires 3/20/15	15	(3,188)
strike price $1,980.00, expires 3/20/15	20	(5,450)
strike price $1,925.00, expires 3/31/15	15	(4,538)
strike price $2,000.00, expires 4/2/15	15	(12,300)

		(28,183)

Total Options Written (premiums received—$1,504,486)		(1,853,483)

Total Investments, net of options written (cost—$25,033,072)—99.8%		25,630,223

Other assets less other liabilities—0.2%		50,097

Net Assets—100.0%		$25,680,320

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended February 28, 2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	844	$1,537,991
Options written	1,133	4,455,531
Options terminated in closing transactions	(311)	(3,335,410)
Options expired	(1,404)	(1,153,626)

Options outstanding, February 28, 2015	262	$1,504,486

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—98.3%

Aerospace & Defense—1.8%
Astronics Corp. (b)	27,825	$1,935,507

Air Freight & Logistics—1.2%
Park-Ohio Holdings Corp.	22,895	1,322,186

Auto Components—1.8%
Motorcar Parts of America, Inc. (b)	47,199	1,238,974
Strattec Security Corp.	10,660	724,986

		1,963,960

Banks—1.6%
Park Sterling Corp.	103,785	705,738
Southwest Bancorp, Inc.	59,266	987,372

		1,693,110

Biotechnology—3.8%
Ardelyx, Inc. (b)	21,032	331,149
BioSpecifics Technologies Corp. (b)	13,779	536,830
Eagle Pharmaceuticals, Inc. (b)	35,000	1,190,000
Repligen Corp. (b)	77,106	1,982,395

		4,040,374

Building Products—2.6%
Norcraft Cos., Inc. (b)	39,918	822,710
Patrick Industries, Inc. (b)	35,313	1,951,043

		2,773,753

Commercial Services & Supplies—0.9%
Ceco Environmental Corp.	64,467	917,365

Communications Equipment—2.4%
Bel Fuse, Inc., Class B	42,233	806,228
CalAmp Corp. (b)	41,774	799,972
ShoreTel, Inc. (b)	131,111	976,777

		2,582,977

Construction Materials—0.9%
U.S. Concrete, Inc. (b)	32,942	1,004,731

Diversified Consumer Services—1.7%
Carriage Services, Inc.	66,092	1,519,455
Liberty Tax, Inc. (b)	12,499	355,222

		1,874,677

Diversified Telecommunication Services—2.3%
8x8, Inc. (b)	90,189	668,300
inContact, Inc. (b)	156,270	1,829,922

		2,498,222

Electrical Equipment—0.9%
Magnetek, Inc. (b)	20,595	917,713

Electronic Equipment, Instruments & Components—1.6%
CUI Global, Inc. (b)	107,106	610,504
Planar Systems, Inc. (b)	173,631	1,067,831

		1,678,335

Food Products—2.0%
Inventure Foods, Inc. (b)	89,739	905,466
John B Sanfilippo & Son, Inc.	33,394	1,237,248

		2,142,714

Health Care Equipment & Supplies—10.2%
Anika Therapeutics, Inc. (b)	32,902	1,313,448
AtriCure, Inc. (b)	49,493	875,036
Cardiovascular Systems, Inc. (b)	44,158	1,665,198
Cerus Corp. (b)	60,568	289,212
Cynosure, Inc., Class A (b)	32,115	976,938
Inogen, Inc. (b)	40,107	1,333,558
Rockwell Medical, Inc. (b)	72,858	728,580
RTI Surgical, Inc. (b)	104,214	554,419
SurModics, Inc. (b)	35,390	851,130

	Shares	Value*

Trinity Biotech PLC ADR	56,108	$996,478
Vascular Solutions, Inc. (b)	47,656	1,390,602

		10,974,599

Health Care Providers & Services—5.7%
Aceto Corp.	52,506	1,124,154
BioTelemetry, Inc. (b)	89,533	863,993
Capital Senior Living Corp. (b)	37,959	948,975
Cross Country Healthcare, Inc. (b)	94,263	1,221,649
Providence Service Corp. (b)	24,949	1,147,654
RadNet, Inc. (b)	99,378	870,551

		6,176,976

Health Care Technology—0.9%
Icad, Inc. (b)	95,708	951,338

Hotels, Restaurants & Leisure—2.5%
Good Times Restaurants, Inc. (b)	61,196	513,434
Kona Grill, Inc. (b)	24,717	604,578
Papa Murphy’s Holdings, Inc. (b)	57,129	763,244
Rave Restaurant Group, Inc.	61,591	801,915

		2,683,171

Household Durables—0.6%
LGI Homes, Inc. (b)	47,056	666,313

Household Products—0.6%
Orchids Paper Products Co.	23,077	650,310

Insurance—4.1%
Atlas Financial Holdings, Inc. (b)	42,000	755,160
Federated National Holding Co.	55,647	1,609,868
HCI Group, Inc.	24,814	1,174,198
United Insurance Holdings Corp.	36,176	883,056

		4,422,282

Internet Software & Services—4.3%
Autobytel, Inc. (b)	83,386	1,074,845
GTT Communications, Inc. (b)	81,274	1,260,560
Internap Corp. (b)	102,586	976,619
TechTarget, Inc. (b)	110,651	1,343,303

		4,655,327

IT Services—1.6%
Hackett Group, Inc.	100,453	884,991
Information Services Group, Inc. (b)	212,318	830,163

		1,715,154

Leisure Equipment & Products—2.5%
Nautilus, Inc. (b)	136,388	2,081,281
Summer Infant, Inc. (b)	211,670	577,859

		2,659,140

Life Sciences Tools & Services—2.7%
Albany Molecular Research, Inc. (b)	87,295	1,415,925
Enzo Biochem, Inc. (b)	227,857	697,242
NeoGenomics, Inc. (b)	163,850	743,879

		2,857,046

Machinery—2.9%
Accuride Corp. (b)	182,939	986,041
NN, Inc.	35,680	988,693
Xerium Technologies, Inc. (b)	74,346	1,186,562

		3,161,296

Media—2.5%
Carmike Cinemas, Inc. (b)	42,070	1,314,688
Entravision Communications Corp., Class A	192,421	1,320,008

		2,634,696

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—1.6%
Abraxas Petroleum Corp. (b)	144,157	$439,679
Gastar Exploration, Inc. (b)	157,467	472,401
PetroQuest Energy, Inc. (b)	147,961	432,046
Ring Energy, Inc. (b)	41,269	392,056

		1,736,182

Pharmaceuticals—7.0%
ANI Pharmaceuticals, Inc. (b)	11,915	802,594
Cempra, Inc. (b)	32,751	1,084,713
Horizon Pharma PLC (b)	31,282	642,220
IGI Laboratories, Inc. (a)(b)	194,977	2,246,135
Intersect ENT, Inc. (b)	36,030	951,552
Pernix Therapeutics Holdings, Inc. (b)	120,609	1,294,135
Supernus Pharmaceuticals, Inc. (b)	56,881	511,360

		7,532,709

Professional Services—1.8%
Barrett Business Services, Inc.	17,018	633,920
GP Strategies Corp. (b)	35,894	1,281,057

		1,914,977

Road & Rail—3.7%
Celadon Group, Inc.	34,245	898,931
Covenant Transportation Group, Inc., Class A (b)	44,998	1,433,186
PAM Transportation Services, Inc. (b)	21,063	1,105,176
Saia, Inc. (b)	11,759	541,267

		3,978,560

Semiconductors & Semiconductor Equipment—7.1%
Amtech Systems, Inc. (b)	88,340	955,839
Cascade Microtech, Inc. (b)	64,047	864,634
FormFactor, Inc. (b)	126,427	1,241,513
MaxLinear, Inc., Class A (b)	122,752	1,018,842
PDF Solutions, Inc. (b)	56,411	1,023,296
Pixelworks, Inc. (b)	128,735	679,721
Tower Semiconductor Ltd. (b)	113,394	1,824,509

		7,608,354

Software—5.3%
Attunity Ltd. (b)	88,018	808,005
ePlus, Inc. (b)	16,565	1,377,711
Mavenir Systems, Inc. (b)	55,096	802,749
Park City Group, Inc. (b)	93,435	1,188,493
QAD, Inc., Class A	22,948	493,382
Telenav, Inc. (b)	123,688	1,053,822

		5,724,162

Specialty Retail—2.4%
bebe stores, Inc.	193,768	713,066
Kirkland’s, Inc. (b)	43,235	1,027,696
Tilly’s, Inc., Class A (b)	66,616	836,697

		2,577,459

Technology Hardware, Storage & Peripherals—0.8%
Quantum Corp. (b)	516,697	842,216

Thrifts & Mortgage Finance—2.0%
LendingTree, Inc.	40,422	2,143,983

Total Common Stock (cost—$73,374,054)		105,611,874

	Principal Amount (000s)	Value*

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $2,416,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $2,464,406 including accrued interest (cost—$2,416,000)	$2,416	$2,416,000

Total Investments (cost—$75,790,054)—100.6%		108,027,874

Liabilities in excess of other assets—(0.6)%		(685,543)

Net Assets—100.0%		$107,342,331

Notes to Schedule of Investments:

(a)	Affiliated security.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

February 28, 2015 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—96.5%

SPDR S&P 500 (a) (cost—$15,112,220)	73,000	$15,378,180

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $313,000; collateralized by U.S. Treasury Notes, 2.00%, due 10/31/21, valued at $320,119 including accrued interest (cost—$313,000)	$313	313,000

	Contracts

OPTIONS PURCHASED (b)(c)—1.8%

Put Options—1.8%
S&P 500 Index,
strike price $1,875.00, expires 3/31/15	12	2,310
strike price $1,875.00, expires 6/30/15	13	28,665
strike price $1,800.00, expires 9/30/15	10	32,400
strike price $1,900.00, expires 12/19/15	13	82,290
strike price $1,800.00, expires 12/31/15	12	57,240
strike price $1,875.00, expires 1/15/16	6	37,800
strike price $1,900.00, expires 1/15/16	7	47,670

Total Options Purchased (cost—$578,620)		288,375

Total Investments, before options written (cost—$16,003,840)—100.3%		15,979,555

OPTIONS WRITTEN (b)(c)—(0.2)%

Call Options—(0.2)%
S&P 500 Index, strike price $2,155.00, expires 3/31/15 (premiums received—$38,428)	73	(38,325)

Total Investments, net of options written (cost—$15,965,412)—100.1%		15,941,230

Other liabilities in excess of other assets—(0.1)%		(9,630)

Net Assets—100.0%		$15,931,600

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for option written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the three months ended February 28, 2015:

	Contracts	Premiums
Options outstanding, November 30, 2014	72	$42,942
Options written	361	271,514
Options terminated in closing transactions	(146)	(121,947)
Options expired	(214)	(154,081)

Options outstanding, February 28, 2015	73	$38,428

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

February 28, 2015 (unaudited)

	Shares	Value*

COMMON STOCK—97.7%

Aerospace & Defense—0.8%
Astronics Corp. (b)	4,674	$325,123

Air Freight & Logistics—2.3%
Forward Air Corp.	5,738	306,983
UTi Worldwide, Inc. (b)	6,038	78,977
XPO Logistics, Inc. (b)	10,861	479,513

		865,473

Auto Components—1.2%
Motorcar Parts of America, Inc. (b)	9,378	246,173
Tower International, Inc. (b)	8,663	234,507

		480,680

Banks—5.4%
Bank of the Ozarks, Inc.	9,208	337,013
Cathay General Bancorp	11,842	305,879
PrivateBancorp, Inc.	12,515	434,646
South State Corp.	4,391	296,524
Umpqua Holdings Corp.	15,941	263,664
Western Alliance Bancorp (b)	14,739	418,440

		2,056,166

Biotechnology—5.3%
AMAG Pharmaceuticals, Inc. (b)	6,396	314,875
Cepheid (b)	4,742	269,535
Esperion Therapeutics, Inc. (b)	2,043	127,585
Insys Therapeutics, Inc. (b)	6,218	373,453
Ligand Pharmaceuticals, Inc., Class B (b)	4,934	271,716
Neurocrine Biosciences, Inc. (b)	4,183	163,346
Puma Biotechnology, Inc. (b)	610	129,936
Receptos, Inc. (b)	639	80,923
Repligen Corp. (b)	4,874	125,311
Sangamo BioSciences, Inc. (b)	10,624	178,696

		2,035,376

Capital Markets—0.8%
HFF, Inc., Class A	8,753	311,432

Chemicals—1.0%
PolyOne Corp.	9,448	375,463

Communications Equipment—2.1%
ARRIS Group, Inc. (b)	7,784	228,694
EchoStar Corp., Class A (b)	5,652	307,186
Polycom, Inc. (b)	20,052	277,119

		812,999

Consumer Finance—0.6%
PRA Group, Inc. (b)	4,317	216,238

Distributors—1.4%
Core-Mark Holding Co., Inc.	7,730	543,574

Diversified Telecommunication Services—1.4%
8x8, Inc. (b)	22,539	167,014
inContact, Inc. (b)	8,952	104,828
Vonage Holdings Corp. (b)	56,961	258,603

		530,445

	Shares	Value*

Electronic Equipment, Instruments & Components—2.1%
Belden, Inc.	3,311	$293,951
Methode Electronics, Inc.	5,543	215,567
Newport Corp. (b)	14,023	279,899

		789,417

Food & Staples Retailing—0.8%
United Natural Foods, Inc. (b)	3,840	318,874

Food Products—0.4%
B&G Foods, Inc.	5,036	144,281

Health Care Equipment & Supplies—5.0%
Anika Therapeutics, Inc. (b)	6,387	254,969
Cardiovascular Systems, Inc. (b)	3,332	125,650
Cynosure, Inc., Class A (b)	9,309	283,180
Globus Medical, Inc., Class A (b)	11,638	282,571
Inogen, Inc. (b)	6,909	229,724
LDR Holding Corp. (b)	7,461	291,650
OraSure Technologies, Inc. (b)	24,968	178,771
Spectranetics Corp. (b)	7,758	262,298

		1,908,813

Health Care Providers & Services—5.0%
Acadia Healthcare Co., Inc. (b)	7,509	474,794
Amsurg Corp. (b)	5,391	323,999
Centene Corp. (b)	7,092	435,874
ExamWorks Group, Inc. (b)	6,743	272,417
Team Health Holdings, Inc. (b)	6,813	403,807

		1,910,891

Health Care Technology—0.8%
Omnicell, Inc. (b)	8,299	290,880

Hotels, Restaurants & Leisure—6.7%
Cheesecake Factory, Inc.	6,254	297,190
Diamond Resorts International, Inc. (b)	12,090	418,918
Krispy Kreme Doughnuts, Inc. (b)	13,190	287,806
La Quinta Holdings, Inc. (b)	13,812	306,764
Marriott Vacations Worldwide Corp.	5,483	417,037
Six Flags Entertainment Corp.	5,340	241,849
Sonic Corp.	9,219	293,072
Texas Roadhouse, Inc.	7,981	300,405

		2,563,041

Household Durables—0.4%
Helen of Troy Ltd. (b)	2,164	165,806

Insurance—1.6%
AMERISAFE, Inc.	7,182	298,340
Hanover Insurance Group, Inc.	4,253	298,731

		597,071

Internet & Catalog Retail—0.3%
Lands’ End, Inc. (b)	3,664	134,359

Internet Software & Services—1.8%
Actua Corp. (b)	11,881	199,125
Constant Contact, Inc. (b)	8,417	347,875
SPS Commerce, Inc. (b)	2,096	143,995

		690,995

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

February 28, 2015 (unaudited) (continued)

	Shares	Value*

IT Services—2.3%
Convergys Corp.	14,829	$331,428
MAXIMUS, Inc.	5,908	349,931
WEX, Inc. (b)	1,977	211,519

		892,878

Life Sciences Tools & Services—2.4%
Albany Molecular Research, Inc. (b)	16,999	275,724
ICON PLC (b)	5,811	401,017
PAREXEL International Corp. (b)	3,619	233,281

		910,022

Machinery—1.7%
Meritor, Inc. (a)(b)	16,564	236,699
Middleby Corp. (b)	1,935	206,290
Mueller Water Products, Inc., Class A	24,829	227,434

		670,423

Media—1.1%
MDC Partners, Inc., Class A	10,281	267,512
New Media Investment Group, Inc.	5,713	141,111

		408,623

Metals & Mining—0.8%
Kaiser Aluminum Corp.	3,844	290,414

Multi-line Retail—1.2%
Burlington Stores, Inc. (b)	8,026	446,005

Oil, Gas & Consumable Fuels—3.1%
Abraxas Petroleum Corp. (b)	41,243	125,791
Carrizo Oil & Gas, Inc. (b)	5,086	242,043
Diamondback Energy, Inc. (b)	3,213	228,798
Matador Resources Co. (b)	10,248	221,971
Synergy Resources Corp. (b)	10,821	129,311
Teekay Tankers Ltd., Class A	40,548	237,206

		1,185,120

Paper & Forest Products—1.6%
Boise Cascade Co. (b)	7,594	270,422
KapStone Paper and Packaging Corp.	10,094	347,839

		618,261

Pharmaceuticals—8.3%
Akorn, Inc. (b)	5,211	280,404
ANI Pharmaceuticals, Inc. (b)	4,718	317,804
Depomed, Inc. (b)	15,952	350,146
Horizon Pharma PLC (b)	16,288	334,393
IGI Laboratories, Inc. (a)(b)	26,985	310,867
Nektar Therapeutics (b)	20,293	265,230
Pacira Pharmaceuticals, Inc. (b)	4,432	508,661
Pernix Therapeutics Holdings, Inc. (b)	15,182	162,903
Phibro Animal Health Corp., Class A	13,660	495,448
Tetraphase Pharmaceuticals, Inc. (b)	4,251	167,744

		3,193,600

Professional Services—2.1%
Huron Consulting Group, Inc. (b)	3,565	237,607
ICF International, Inc. (b)	5,399	226,218
TriNet Group, Inc. (b)	8,996	326,915

		790,740

	Shares	Value*

Real Estate Management & Development—0.7%
Kennedy-Wilson Holdings, Inc.	10,760	$287,938

Road & Rail—2.7%
ArcBest Corp.	5,487	229,796
Ryder System, Inc.	3,172	298,136
Saia, Inc. (b)	5,135	236,364
Swift Transportation Co. (b)	9,283	262,523

		1,026,819

Semiconductors & Semiconductor Equipment—7.6%
Inphi Corp. (b)	10,174	189,643
Kulicke & Soffa Industries, Inc. (b)	18,972	303,552
M/A-COM Technology Solutions Holdings, Inc. (b)	9,348	315,215
Mellanox Technologies Ltd. (b)	6,363	303,133
Qorvo, Inc.	5,364	372,262
Spansion, Inc., Class A (b)	6,193	223,443
SunEdison, Inc. (b)	11,148	246,817
Synaptics, Inc. (b)	3,499	300,739
Tower Semiconductor Ltd. (b)	25,965	417,777
Xcerra Corp. (b)	25,629	232,711

		2,905,292

Software—7.4%
ACI Worldwide, Inc. (b)	15,476	307,199
Aspen Technology, Inc. (b)	3,185	122,957
Cadence Design Systems, Inc. (b)	16,669	305,960
Guidewire Software, Inc. (b)	5,931	330,119
Mentor Graphics Corp.	14,452	339,044
PTC, Inc. (b)	4,784	165,790
Synchronoss Technologies, Inc. (b)	5,548	245,554
Take-Two Interactive Software, Inc. (b)	10,313	273,191
Ultimate Software Group, Inc. (b)	2,081	342,626
Verint Systems, Inc. (b)	6,491	395,140

		2,827,580

Specialty Retail—1.9%
American Eagle Outfitters, Inc.	18,352	274,729
Pier 1 Imports, Inc.	14,155	170,709
Select Comfort Corp. (b)	9,226	296,155

		741,593

Technology Hardware, Storage & Peripherals—1.8%
Electronics for Imaging, Inc. (b)	6,585	267,351
Super Micro Computer, Inc. (b)	10,848	435,873

		703,224

Thrifts & Mortgage Finance—0.8%
EverBank Financial Corp.	16,510	296,850

Trading Companies & Distributors—1.9%
Air Lease Corp.	8,997	344,045
Aircastle Ltd.	16,779	387,092

		731,137

Transportation Infrastructure—1.1%
Macquarie Infrastructure Co. LLC	5,483	431,019

Total Common Stock (cost—$26,895,731)		37,424,935

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

February 28, 2015 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 2/27/15, 0.00%, due 3/2/15, proceeds $941,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $960,300 including accrued interest (cost—$941,000)	$941	$941,000

Total Investments (cost—$27,836,731)—100.2%		38,365,935

Liabilities in excess of other assets—(0.2)%		(59,351)

Net Assets—100.0%		$38,306,584

Notes to Schedule of Investments:

(a)	Affiliated security.

(b)	Non-income producing.

*	Portfolio securities and other assets for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in underlying funds are valued at the closing net asset value per share (“NAV”) of each underlying fund as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager, and Fuller & Thaler Asset Management, Inc. (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If a Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended February 28, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at February 28, 2015 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$27,405,718	$—	$—	$27,405,718
Exchange-Traded Funds	9,599,437	—	—	9,599,437
Common Stock	366,423	—	—	366,423
Repurchase Agreements	—	170,000	—	170,000

Totals	$37,371,578	$170,000	$—	$37,541,578

AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$48,031,851	$—	$—	$48,031,851
Exchange-Traded Funds	16,396,892	—	—	16,396,892
Common Stock	681,013	—	—	681,013
Repurchase Agreements	—	371,000	—	371,000

Totals	$65,109,756	$371,000	$—	$65,480,756

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$53,495,474	$—	$—	$53,495,474
Exchange-Traded Funds	14,999,780	—	—	14,999,780
Common Stock	675,557	—	—	675,557
Repurchase Agreements	—	481,000	—	481,000

Totals	$69,170,811	$481,000	$—	$69,651,811

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$55,628,996	$—	$—	$55,628,996
Exchange-Traded Funds	11,860,765	—	—	11,860,765
Common Stock	682,750	—	—	682,750
Repurchase Agreements	—	192,000	—	192,000

Totals	$68,172,511	$192,000	$—	$68,364,511

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$47,089,946	$—	$—	$47,089,946
Exchange-Traded Funds	7,552,289	—	—	7,552,289
Common Stock	537,716	—	—	537,716
Repurchase Agreements	—	265,000	—	265,000

Totals	$55,179,951	$265,000	$—	$55,444,951

AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$39,724,689	$—	$—	$39,724,689
Exchange-Traded Funds	3,109,379	—	—	3,109,379
Common Stock	452,247	—	—	452,247
Repurchase Agreements	—	243,000	—	243,000

Totals	$43,286,315	$243,000	$—	$43,529,315

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$25,104,239	$—	$—	$25,104,239
Exchange-Traded Funds	1,946,665	—	—	1,946,665
Common Stock	265,271	—	—	265,271
Repurchase Agreements	—	137,000	—	137,000

Totals	$27,316,175	$137,000	$—	$27,453,175

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$20,477,177	$—	$—	$20,477,177
Exchange-Traded Funds	1,446,510	—	—	1,446,510
Common Stock	212,338	—	—	212,338
Repurchase Agreements	—	218,000	—	218,000

Totals	$22,136,025	$218,000	$—	$22,354,025

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$7,545,755	$—	$—	$7,545,755
Exchange-Traded Funds	486,126	—	—	486,126
Common Stock	76,363	—	—	76,363

Totals	$8,108,244	$—	$—	$8,108,244

AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$19,675,300	$—	$—	$19,675,300
Exchange-Traded Funds	7,340,648	—	—	7,340,648
Common Stock	294,835	—	—	294,835

Totals	$27,310,783	$—	$—	$27,310,783

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$158,763,756	$—	$—	$158,763,756
Exchange-Traded Funds	26,296,538	—	—	26,296,538
Repurchase Agreements	—	15,182,000	—	15,182,000

	185,060,294	15,182,000	—	200,242,294

Other Financial Instruments*—Assets
Foreign Exchange Contracts	8,270	101,703	—	109,973
Interest Rate Contracts	1,004	—	—	1,004
Market Price	530,819	—	—	530,819

	540,093	101,703	—	641,796

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(23,772)	—	—	(23,772)
Market Price	(37,120)	—	—	(37,120)

	(60,892)	—	—	(60,892)

Totals	$185,539,495	$15,283,703	$—	$200,823,198

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Mutual Funds	$4,455,564	$—	$—	$4,455,564
Exchange-Traded Funds	759,427	—	—	759,427
U.S. Treasury Obligations	—	510,371	—	510,371
U.S. Government Agency Securities	—	39,354	—	39,354
Repurchase Agreements	—	297,000	—	297,000

	5,214,991	846,725	—	6,061,716

Other Financial Instruments*—Assets
Interest Rate Contracts	37	—	—	37
Market Price	41,615	—	—	41,615

	41,652	—	—	41,652

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(490)	—	—	(490)
Market Price	(8,540)	—	—	(8,540)

	(9,030)	—	—	(9,030)

Totals	$5,247,613	$846,725	$—	$6,094,338

AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$3,115,886	$—	$—	$3,115,886

AllianzGI Behavioral Advantage Large Cap:
Investments in Securities—Assets
Common Stock	$62,252,959	$—	$—	$62,252,959
Repurchase Agreements	—	134,000	—	134,000

Totals	$62,252,959	$134,000	$—	$62,386,959

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Argentina	$16,264	$—	$—	$16,264
Brazil	209,525	11,037	—	220,562
Canada	5,893	—	—	5,893
Chile	50,925	—	—	50,925
China	20,226	1,168,173	—	1,188,399
Colombia	13,843	—	—	13,843
Hong Kong	61,093	183,357	—	244,450
India	167,088	40,056	—	207,144
Indonesia	10,689	145,971	—	156,660
Korea (Republic of)	52,995	588,182	—	641,177
Mexico	168,684	—	—	168,684
Peru	14,958	—	—	14,958
Russian Federation	114,517	64,626	—	179,143
Singapore	6,923	79,283	—	86,206
South Africa	84,990	465,597	—	550,587
Taiwan	327,877	282,624	—	610,501
Thailand	—	8,016	46,448	54,464
United States	43,392	—	—	43,392
All Other	—	383,596	—	383,596
Preferred Stock:
Korea (Republic of)	—	27,729	—	27,729
All Other	307,417	—	—	307,417
Rights	93	—	—	93
Repurchase Agreements	—	129,000	—	129,000

Totals	$1,677,392	$3,577,247	$46,448	$5,301,087

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$1,278,344	$—	$1,278,344
Austria	—	198,393	—	198,393
Belgium	—	202,053	—	202,053
Brazil	697,962	100,006	—	797,968
China	220,006	2,531,484	9,993	2,761,483
Denmark	—	628,586	—	628,586
Finland	—	269,528	—	269,528
France	—	2,770,457	—	2,770,457
Germany	—	2,785,790	—	2,785,790
Hong Kong	51,934	485,672	—	537,606
Indonesia	—	446,984	—	446,984
Ireland	590,305	587,831	—	1,178,136
Italy	63,063	857,421	—	920,484
Japan	—	10,028,788	—	10,028,788
Korea (Republic of)	149,661	681,905	—	831,566
Malaysia	—	198,001	—	198,001
Netherlands	115,833	557,419	—	673,252
New Zealand	—	37,935	—	37,935
Norway	—	1,016,531	—	1,016,531
Philippines	—	238,311	—	238,311
Poland	—	106,885	—	106,885
Portugal	—	88,711	—	88,711
Singapore	23,568	458,262	—	481,830
South Africa	85,073	352,640	—	437,713
Spain	—	685,303	—	685,303
Sweden	—	980,750	—	980,750
Switzerland	433,787	1,652,896	—	2,086,683
Taiwan	—	1,209,193	—	1,209,193
Thailand	—	179,030	151,654	330,684
Turkey	—	179,759	—	179,759
United Kingdom	176,157	4,452,709	—	4,628,866
All Other	57,657,684	—	—	57,657,684
Preferred Stock:
Brazil	338,812	—	—	338,812
Korea (Republic of)	—	118,826	—	118,826
Repurchase Agreements	—	419,000	—	419,000

	60,603,845	36,785,403	161,647	97,550,895

Other Financial Instruments*—Assets
Market Price	38,569	—	—	38,569

Totals	$60,642,414	$36,785,403	$161,647	$97,589,464

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Belgium	$97,823	$293,971	$—	$391,794
Bermuda	31,582	—	—	31,582
France	48,226	2,383,104	—	2,431,330
Hong Kong	68,336	386,998	—	455,334
Ireland	250,721	3,660	—	254,381
Japan	—	7,729,324	28,702	7,758,026
Netherlands	128,249	487,801	—	616,050
Norway	168,501	964,612	—	1,133,113
Singapore	92,611	118,136	—	210,747
Spain	91,153	1,067,221	—	1,158,374
Switzerland	263,646	2,744,763	—	3,008,409
United Kingdom	130,685	6,481,886	—	6,612,571
All Other	—	8,726,512	—	8,726,512
Preferred Stock	—	824,853	—	824,853
Repurchase Agreements	—	152,000	—	152,000

Totals	$1,371,533	$32,364,841	$28,702	$33,765,076

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$69,748,853	$—	$—	$69,748,853
Rights	—	11,868	—	11,868
Repurchase Agreements	—	1,220,000	—	1,220,000

	69,748,853	1,231,868	—	70,980,721

Other Financial Instruments*—Assets
Market Price	56,701	—	—	56,701

Totals	$69,805,554	$1,231,868	$—	$71,037,422

AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$332,365	$3,747,730	$—	$4,080,095
Hong Kong	216,692	693,708	—	910,400

Totals	$549,057	$4,441,438	$—	$4,990,495

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$—	$2,168,129,158	$—	$2,168,129,158
Convertible Preferred Stock:
Health Care Providers & Services	—	18,965,510	—	18,965,510
Machinery	—	32,227,711	—	32,227,711
Oil, Gas & Consumable Fuels	12,786,896	53,922,941	—	66,709,837
Real Estate Investment Trust	13,265,775	27,442,567	—	40,708,342
All Other	215,921,092	—	—	215,921,092
Common Stock	10,228,372	—	—	10,228,372
Repurchase Agreements	—	106,257,000	—	106,257,000

Totals	$252,202,135	$2,406,944,887	$—	$2,659,147,022

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$472,917	$147,899	$—	$620,816
China	93,687	2,204,755	—	2,298,442
India	824,278	—	—	824,278
Malaysia	148,554	185,620	—	334,174
Mexico	116,724	—	—	116,724
Russian Federation	57,420	—	—	57,420
United States	468,356	—	—	468,356
All Other	—	7,395,161	—	7,395,161
Equity-Linked Securities	—	397,876	—	397,876
Exchange-Traded Funds	197,945	—	—	197,945
Rights	9,534	—	—	9,534
Repurchase Agreements	—	133,000	—	133,000

Totals	$2,389,415	$10,464,311	$—	$12,853,726

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes:
Mexico	$—	$1,922,507	$223,810	$2,146,317
All Other	—	17,490,897	—	17,490,897
Sovereign Debt Obligations	—	6,774,416	—	6,774,416
U.S. Treasury Obligations	—	2,299,947	—	2,299,947
Repurchase Agreements	—	952,000	—	952,000

	—	29,439,767	223,810	29,663,577

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	303,367	—	303,367

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(285,553)	—	(285,553)

Totals	$—	$29,457,581	$223,810	$29,681,391

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$16,117	$—	$—	$16,117
China	38,137	369,613	—	407,750
Hong Kong	92,104	297,202	—	389,306
Korea (Republic of)	139,803	579,429	6,130	725,362
Malaysia	65,625	13,260	—	78,885
Peru	5,967	—	—	5,967
Philippines	43,296	—	—	43,296
Russian Federation	—	—	24,434	24,434
South Africa	173,452	225,041	—	398,493
Taiwan	66,200	642,981	—	709,181
Thailand	65,870	229,028	—	294,898
Turkey	18,657	90,324	—	108,981
All Other	—	240,414	—	240,414
Exchange-Traded Funds	170,533	—	—	170,533
Equity-Linked Securities	—	111,686	—	111,686
Preferred Stock:
Brazil	47,345	—	—	47,345
Russian Federation	—	—	12,654	12,654
Rights	578	—	—	578
Repurchase Agreements	—	164,000	—	164,000

Totals	$943,684	$2,962,978	$43,218	$3,949,880

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI European Equity Dividend:
Investments in Securities—Assets
Common Stock:
Austria	$30,587	$—	$—	$30,587
France	30,811	449,990	—	480,801
Spain	43,819	76,997	—	120,816
Switzerland	46,008	36,171	—	82,179
All Other	—	2,256,470	—	2,256,470
Repurchase Agreements	—	138,000	—	138,000

Totals	$151,225	$2,957,628	$—	$3,108,853

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
Belgium	$—	$168,615	$—	$168,615
France	—	199,694	—	199,694
Germany	103,550	859,201	—	962,751
Hong Kong	293,635	232,098	—	525,733
Indonesia	—	301,123	—	301,123
Italy	—	143,524	—	143,524
New Zealand	—	215,423	—	215,423
Norway	—	455,903	—	455,903
Portugal	—	222,119	—	222,119
Switzerland	—	495,332	—	495,332
Turkey	—	242,942	—	242,942
United Arab Emirates	—	141,663	—	141,663
United Kingdom	7,826	1,059,496	—	1,067,322
All Other	2,596,241	—	—	2,596,241
Corporate Bonds & Notes	—	6,067,885	—	6,067,885
Sovereign Debt Obligations	—	4,344,325	—	4,344,325
Exchange-Traded Funds	423,176	—	—	423,176
Repurchase Agreements	—	3,561,000	—	3,561,000
Options Purchased:
Market Price	105,951	—	—	105,951

	3,530,379	18,710,343	—	22,240,722

Investments in Securities—Liabilities
Options Written:
Market Price	(84,361)	—	—	(84,361)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	49,435	—	49,435

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(353)	—	(353)
Interest Rate Contracts	(7,455)	—	—	(7,455)

	(7,455)	(353)	—	(7,808)

Totals	$3,438,563	$18,759,425	$—	$22,197,988

AllianzGI Global Managed Volatility:
Investments in Securities—Assets
Common Stock:
Australia	$—	$153,653	$—	$153,653
China	—	98,902	—	98,902
France	—	128,122	—	128,122
Germany	—	234,003	—	234,003
Hong Kong	20,501	397,315	—	417,816
Israel	—	173,352	—	173,352
Japan	—	508,347	—	508,347
Netherlands	—	38,132	—	38,132
Norway	—	24,992	—	24,992
Singapore	78,724	253,837	—	332,561
Spain	—	21,772	—	21,772
Sweden	—	28,315	—	28,315
Switzerland	—	32,199	—	32,199
United Kingdom	—	245,317	—	245,317
All Other	6,000,506	—	—	6,000,506
Repurchase Agreements	—	124,000	—	124,000

Totals	$6,099,731	$2,462,258	$—	$8,561,989

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	$—	$95,108	$—	$95,108
Denmark	—	53,358	—	53,358
France	—	123,882	—	123,882
Germany	—	154,473	—	154,473
Japan	—	123,465	—	123,465
Norway	—	31,066	—	31,066
Spain	—	147,972	—	147,972
Sweden	—	114,117	—	114,117
Switzerland	31,695	113,895	—	145,590
United Kingdom	—	398,683	—	398,683
All Other	1,499,995	—	—	1,499,995
Preferred Stock	—	59,547	—	59,547
Repurchase Agreements	—	131,000	—	131,000

Totals	$1,531,690	$1,546,566	$—	$3,078,256

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	$—	$15,601,019	$—	$15,601,019
China	—	7,695,990	—	7,695,990
Finland	—	3,533,245	—	3,533,245
France	—	13,382,395	—	13,382,395
Germany	—	14,759,813	—	14,759,813
Hong Kong	—	7,306,999	—	7,306,999
Japan	—	12,792,411	—	12,792,411
Netherlands	—	12,513,634	—	12,513,634
Sweden	—	13,965	—	13,965
Switzerland	3,694,971	30,758,089	—	34,453,060
United Kingdom	14,169,796	54,200,312	—	68,370,108
All Other	140,621,432	—	—	140,621,432
Repurchase Agreements	—	22,733,000	—	22,733,000

Totals	$158,486,199	$195,290,872	$—	$353,777,071

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$378,479,184	$—	$378,479,184
Repurchase Agreements	—	14,941,000	—	14,941,000

Totals	$—	$393,420,184	$—	$393,420,184

AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$165,105	$36,934	$—	$202,039
Canada	192,065	—	—	192,065
Korea (Republic of)	41,511	—	—	41,511
Mexico	39,858	—	—	39,858
Sweden	28,192	210,809	—	239,001
Switzerland	48,369	150,586	—	198,955
All Other	—	2,169,743	—	2,169,743

Totals	$515,100	$2,568,072	$—	$3,083,172

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Belgium	$1,473,126	$—	$—	$1,473,126
France	5,250,281	1,800,408	—	7,050,689
Switzerland	1,041,597	2,423,261	—	3,464,858
Thailand	—	—	1,068,914	1,068,914
All Other	—	82,507,486	—	82,507,486
Repurchase Agreements	—	1,925,000	—	1,925,000

Totals	$7,765,004	$88,656,155	$1,068,914	$97,490,073

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$38,960,289	$—	$—	$38,960,289
Repurchase Agreements	—	384,000	—	384,000

Totals	$38,960,289	$384,000	$—	$39,344,289

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$2,368,123	$—	$—	$2,368,123
Common Stock:
Australia	—	141,140	—	141,140
Austria	—	8,394	—	8,394
France	—	70,446	—	70,446
Germany	—	27,542	—	27,542
Hong Kong	—	221,662	—	221,662
Japan	—	178,827	—	178,827
Netherlands	—	8,321	—	8,321
Singapore	13,295	45,846	—	59,141
Switzerland	—	10,024	—	10,024
United Kingdom	—	68,632	—	68,632
All Other	944,129	—	—	944,129
Exchange-Traded Funds	534,933	—	—	534,933
U.S. Treasury Obligations	—	465,453	—	465,453
Repurchase Agreements	—	1,097,000	—	1,097,000

	3,860,480	2,343,287	—	6,203,767

Other Financial Instruments*—Assets
Foreign Exchange Contracts	4,194	—	—	4,194
Interest Rate Contracts	2,595	—	—	2,595
Market Price	17,482	—	—	17,482

	24,271	—	—	24,271

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(6,528)	—	—	(6,528)

Totals	$3,878,223	$2,343,287	$—	$6,221,510

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$502,390	$—	$—	$502,390
Chile	60,972	—	—	60,972
China	409,391	1,430,389	—	1,839,780
Czech Republic	56,375	—	—	56,375
Egypt	56,372	—	—	56,372
Greece	53,689	—	—	53,689
India	55,865	606,424	—	662,289
Indonesia	60,087	—	—	60,087
Malaysia	112,867	231,639	—	344,506
Mexico	222,611	—	—	222,611
Peru	55,465	—	—	55,465
Philippines	54,107	—	—	54,107
Russian Federation	117,466	—	218,987	336,453
Singapore	118,458	—	—	118,458
South Africa	295,635	229,996	—	525,631
Taiwan	56,270	995,359	—	1,051,629
Thailand	181,457	51,536	—	232,993
All Other	—	1,660,475	—	1,660,475
Preferred Stock:
Brazil	252,254	—	—	252,254
Russian Federation	—	—	55,685	55,685
Equity-Linked Securities	—	40,389	—	40,389
Rights	138	—	—	138

Totals	$2,721,869	$5,246,207	$274,672	$8,242,748

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	$—	$2,318,737	$—	$2,318,737
France	—	1,606,314	—	1,606,314
Germany	—	782,484	—	782,484
Israel	786,876	755,463	—	1,542,339
Japan	—	2,333,064	—	2,333,064
Korea (Republic of)	—	771,315	—	771,315
Norway	—	790,924	—	790,924
Spain	—	1,549,109	—	1,549,109
Switzerland	—	790,802	—	790,802
United Kingdom	777,903	4,755,454	—	5,533,357
All Other	21,028,683	—	—	21,028,683
Repurchase Agreements	—	172,000	—	172,000

Totals	$22,593,462	$16,625,666	$—	$39,219,128

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Brazil	$3,531	$—	$—	$3,531
Canada	1,299,777	—	—	1,299,777
Chile	108,088	—	—	108,088
China	210,939	594,091	—	805,030
Finland	106,711	—	—	106,711
France	273,122	277,065	—	550,187
Hong Kong	140,312	489,849	—	630,161
Norway	127,760	332,722	—	460,482
Panama	144,670	—	—	144,670
Singapore	111,946	—	—	111,946
South Africa	146,821	137,010	—	283,831
Spain	100,975	119,064	—	220,039
Switzerland	141,984	171,498	—	313,482
United Kingdom	479,230	2,078,848	—	2,558,078
All Other	—	5,293,285	—	5,293,285
Preferred Stock:
Brazil	113,630	—	—	113,630
Germany	—	116,290	—	116,290
Repurchase Agreements	—	377,000	—	377,000

Totals	$3,509,496	$9,986,722	$—	$13,496,218

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Canada	$3,403,585	$—	$—	$3,403,585
Hong Kong	453,244	2,892,614	—	3,345,858
India	457,746	—	—	457,746
Israel	547,392	370,420	—	917,812
Korea (Republic of)	165,854	—	—	165,854
Mexico	378,426	—	—	378,426
Norway	441,801	1,777,359	—	2,219,160
Russian Federation	766,414	—	—	766,414
South Africa	367,943	—	—	367,943
Taiwan	467,890	—	—	467,890
Turkey	385,867	—	—	385,867
United Kingdom	463,477	9,580,131	—	10,043,608
All Other	—	17,876,493	—	17,876,493
Preferred Stock	—	600,223	—	600,223
Repurchase Agreements	—	1,002,000	—	1,002,000

Totals	$8,299,639	$34,099,240	$—	$42,398,879

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$594,675,172	$—	$594,675,172
Senior Loans	—	77,704,440	—	77,704,440
Repurchase Agreements	—	44,023,000	—	44,023,000

Totals	$—	$716,402,612	$—	$716,402,612

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/15
AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$25,068,540	$—	$—	$25,068,540
Repurchase Agreements	—	2,403,000	—	2,403,000
Options Purchased:
Market Price	12,166	—	—	12,166

	25,080,706	2,403,000	—	27,483,706

Investments in Securities—Liabilities
Options Written:
Market Price	(1,853,483)	—	—	(1,853,483)

Totals	$23,227,223	$2,403,000	$—	$25,630,223

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$105,611,874	$—	$—	$105,611,874
Repurchase Agreements	—	2,416,000	—	2,416,000

Totals	$105,611,874	$2,416,000	$—	$108,027,874

AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$15,378,180	$—	$—	$15,378,180
Repurchase Agreements	—	313,000	—	313,000
Options Purchased:
Market Price	288,375	—	—	288,375

	15,666,555	313,000	—	15,979,555

Investments in Securities—Liabilities
Options Written:
Market Price	(38,325)	—	—	(38,325)

Totals	$15,628,230	$313,000	$—	$15,941,230

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$37,424,935	$—	$—	$37,424,935
Repurchase Agreements	—	941,000	—	941,000

Totals	$37,424,935	$941,000	$—	$38,365,935

At February 28, 2015, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Global Equity	$509,892	(a)	$154,196	(b)
AllianzGI China Equity	—		98,288	(b)
AllianzGI Convertible	21,823,710	(c)	20,254,144	(d)
AllianzGI Global Fundamental Strategy	310,278	(a)	293,635	(b)
AllianzGI Global Managed Volatility	26,896	(a)	—
AllianzGI Global Water	—		3,694,971	(b)
AllianzGI International Small-Cap	3,491,527	(a)	2,824,310	(b)
AllianzGI Multi-Asset Real Return	5,373	(a)	13,295	(b)
AllianzGI NFJ Emerging Markets Value	228,456	(a)	299,695	(b)
AllianzGI NFJ International Small-Cap Value	1,149,596	(a)	683,177	(b)
AllianzGI NFJ International Value II	932,735	(a)	453,244	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at November 30, 2014, which was applied on February 28, 2015.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at November 30, 2014, which was not applied on February 28, 2015.
(c)	This transfer was a result of securities with an exchange-traded closing price at November 30, 2014, which was not available on February 28, 2015.
(d)	This transfer was a result of securities without an exchange-traded closing price at November 30, 2014, which was available on February 28, 2015.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period or three months ended February 28, 2015, was as follows:

	Beginning Balance 12/9/14**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$48,746	$—	$—	$—	$(2,298)	$—	$—	$46,448

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$9,993	$—	$—	$—	$—	$—	$—	$—	$9,993
Thailand	43,865	106,185	—	—	—	1,604	—	—	151,654

Totals	$53,858	$106,185	$—	$—	$—	$1,604	$—	$—	$161,647

	Beginning Balance 12/9/14**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Japan	$—	$29,741	$—	$—	$—	$(1,039)	$—	$—	$28,702

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3***	Ending Balance 2/28/15
AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$320,473	$24,065	$(188,803)	$—	$78,571	$28,965	$—	$(263,271)	$—

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes:
Mexico	$—	$223,960	$—	$—	$—	$(150)	$—	$—	$223,810

	Beginning Balance 12/1/14**	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Korea (Republic of)	$—	$5,348	$—	$—	$—	$782	$—	$—	$6,130
Russian Federation	—	18,606	—	—	—	5,828	—	—	24,434
Preferred Stock	—	10,318	—	—	—	2,336	—	—	12,654

Totals	$—	$34,272	$—	$—	$—	$8,946	$—	$—	$43,218

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$816,875	$179,011	$—	$—	$—	$73,028	$—	$—	$1,068,914

	Beginning Balance 11/30/14	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 2/28/15
AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Russian Federation	$276,596	$44,173	$(115,664)	$—	$(64,491)	$78,373	$—	$—	$218,987
Thailand	93,210	—	(85,845)	—	(21,230)	13,865	—	—	—
Preferred Stock	60,144	20,424	(26,034)	—	(3,207)	4,358	—	—	55,685

Totals	$429,950	$64,597	$(227,543)	$—	$(88,928)	$96,596	$—	$—	$274,672

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Israel	$363,356	$—	$(460,419)	$—	$—	$97,063	$—	$—	$—

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Senior Loans:
Real Estate Investment Trust	$6,264,439	$—	$(6,210,302)	$124	$(80,775)	$26,514	$—	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at February 28, 2015:

	Ending Balance at 2/28/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$46,448	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	55.97-112.83

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$151,654	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	21.43-342.51
	9,993	Last Exchange-Traded Closing Price	Trading Volume	HKD	1.25

	Ending Balance at 2/28/15	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock	$28,702	Last Exchange-Traded Closing Price	Trading Volume	JPY	981

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	$223,810	Original Cost	Historical Trade Price	EUR	100

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$6,130	Last Exchange-Traded Closing Price	Trading Volume	KRW	29,900
	24,434	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$39.41
Preferred Stock	$12,654	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$20.15

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock	$1,068,914	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	6.95

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$218,987	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$2.48-$48.26
Preferred Stock	$55,685	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$0.63

Glossary:

EUR—Euro

HKD—Hong Kong Dollar

JPY—Japanese Yen

KRW—South Korean Won

THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Commencement of Operations.
***	Transferred out of Level 3 into Level 2 because the security began trading on an exchange and the value of the security trading outside the U.S. was adjusted by the application of a modeling tool at February 28, 2015.

The net change in unrealized appreciation/depreciation of Level 3 investments which AllianzGI Best Styles Emerging Markets Equity, AllianzGI Best Styles Global Equity, AllianzGI Best Styles International Equity, AllianzGI Emerging Markets Debt, AllianzGI Emerging Markets Small-Cap, AllianzGI International Small-Cap, and AllianzGI NFJ Emerging Markets Value held at February 28, 2015, was $(2,298), $1,604, $(1,039), $(150), $8,946, $73,028 and $2,706, respectively.

At February 28, 2015, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$37,380,439	$473,556	$312,417	$161,139
AllianzGI Retirement 2020	65,406,056	830,235	755,535	74,700
AllianzGI Retirement 2025	69,570,055	916,266	834,510	81,756
AllianzGI Retirement 2030	67,912,303	1,393,306	941,098	452,208
AllianzGI Retirement 2035	55,327,602	1,077,943	960,594	117,349
AllianzGI Retirement 2040	43,047,911	1,321,560	840,156	481,404
AllianzGI Retirement 2045	27,205,325	825,078	577,228	247,850
AllianzGI Retirement 2050	21,901,454	934,942	482,371	452,571
AllianzGI Retirement 2055	7,929,024	351,335	172,115	179,220
AllianzGI Retirement Income	27,054,383	501,019	244,619	256,400
AllianzGI Global Allocation	193,174,353	7,547,835	479,894	7,067,941
AllianzGI Global Dynamic Allocation	5,863,810	201,985	4,079	197,906
AllianzGI Global Megatrends	3,000,000	115,886	—	115,886
AllianzGI Behavioral Advantage Large Cap	53,077,259	9,671,210	361,510	9,309,700
AllianzGI Best Styles Emerging Markets Equity	5,230,759	236,004	165,676	70,328
AllianzGI Best Styles Global Equity	93,014,866	6,505,558	1,969,529	4,536,029
AllianzGI Best Styles International Equity	32,163,342	2,111,055	509,321	1,601,734
AllianzGI Best Styles U.S. Equity	70,457,864	2,556,006	2,033,149	522,857
AllianzGI China Equity	4,758,935	615,514	383,954	231,560
AllianzGI Convertible	2,321,175,779	366,724,707	28,753,464	337,971,243
AllianzGI Emerging Markets Consumer	12,553,145	640,278	339,697	300,581
AllianzGI Emerging Markets Debt	30,492,917	392,637	1,221,977	(829,340)
AllianzGI Emerging Markets Small-Cap	3,814,677	225,318	90,115	135,203
AllianzGI Europe Equity Dividend	3,016,119	124,378	31,644	92,734
AllianzGI Global Fundamental Strategy	21,629,690	1,403,177	792,145	611,032
AllianzGI Global Managed Volatility	7,725,888	979,261	143,160	836,101
AllianzGI Global Sustainability	3,005,385	126,114	53,243	72,871
AllianzGI Global Water	320,249,279	43,237,041	9,709,249	33,527,792
AllianzGI High Yield Bond	391,998,297	12,702,656	11,280,769	1,421,887
AllianzGI International Growth	2,939,399	155,913	12,140	143,773
AllianzGI International Small-Cap	80,775,323	20,437,340	3,722,590	16,714,750
AllianzGI Micro Cap	25,973,284	14,461,409	1,090,404	13,371,005
AllianzGI Multi-Asset Real Return	6,244,121	341,642	381,996	(40,354)
AllianzGI NFJ Emerging Markets Value	8,265,248	633,903	656,403	(22,500)
AllianzGI NFJ Global Dividend Value	37,112,635	4,587,715	2,481,222	2,106,493
AllianzGI NFJ International Small-Cap Value	12,978,372	1,241,339	723,493	517,846
AllianzGI NFJ International Value II	41,405,678	3,416,793	2,423,592	993,201
AllianzGI Short Duration High Income	727,708,134	1,937,993	13,243,515	(11,305,522)
AllianzGI Structured Return	26,537,558	978,988	32,840	946,148
AllianzGI Ultra Micro Cap	76,222,603	34,429,989	2,624,718	31,805,271
AllianzGI U.S. Equity Hedged	16,003,840	265,960	290,245	(24,285)
AllianzGI U.S. Small-Cap Growth	27,912,376	10,848,337	394,778	10,453,559

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 22, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: April 22, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: April 22, 2015